National Integrity AnnuiChoice II

As filed with the Securities and Exchange Commission on April 20, 2018
Registration Nos. 333-44892 and 811-04846

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number
Post-Effective Amendment Number: 26    [ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 122    [ x]
(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company
(Exact Name of Registrant)

National Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Guarantor's Telephone Number, including Area Code)

Mark J. Mahoney, Esq.
Counsel
Western & Southern Financial Group, Inc.
400 Broadway, Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2018 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: AnnuiChoice Flexible Premium Variable Annuity

AnnuiChoice® II Variable Annuity
May 1, 2018

National Integrity Life Insurance Company
Separate Account I of National Integrity Life Insurance Company

This prospectus describes the AnnuiChoice II flexible premium variable annuity contract and the Investment Options available under the contract. This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2018, material incorporated by reference and information about Separate Account I and National Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04846 and 333-44892). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the Glossary. The SEC maintains a website at www.sec.gov that contains the SAI and other information that is filed electronically with the SEC. The table of contents for the SAI is at the end of Part 9 of this prospectus.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a deposit of a bank or other financial institution. It is not insured by the Federal Deposit Insurance Corporation, the National Credit Union Share Insurance Fund or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

Although this prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this prospectus as a current contract owner. As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract. You can find information about the options, features, and charges that may have changed in Part 10 – Prior Contracts.

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You may invest your contributions in any of the Investment Options listed below.

American Funds Insurance Series	Franklin® Templeton® VIP Trust, Class 2
American Funds I.S. Bond Fund, Class 4	Franklin Growth and Income VIP Fund
American Funds I.S. Capital Income Builder Fund, Class 4	Franklin Income VIP Fund
American Funds I.S. Global Growth Fund, Class 4	Franklin Large Cap Growth VIP Fund
American Funds I.S. Growth Fund, Class 4	Franklin Mutual Shares VIP Fund
American Funds I.S. Growth-Income Fund, Class 4	Franklin Small Cap Value VIP Fund
American Funds I.S. Managed Risk Asset Allocation Fund, Class P2	Templeton Foreign VIP Fund
American Funds I.S. New World Fund, Class 4	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
BlackRock Variable Series Funds, Inc., Class III
BlackRock Capital Appreciation V.I. Fund	Invesco (AIM) Variable Insurance Funds, Series II
BlackRock Global Allocation V.I. Fund	Invesco V.I. American Franchise Fund
BlackRock High Yield V.I. Fund	Invesco V.I. American Value Fund
BlackRock Total Return V.I. Fund	Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Columbia Funds Variable Portfolios	Invesco V.I. Mid Cap Growth Fund
Columbia VP – Mid Cap Value Fund, Class 1
Columbia VP – Small Cap Value Fund, Class 2	Morgan Stanley Variable Insurance Funds, Inc., Class II
Morgan Stanley VIF Emerging Markets Debt Portfolio
Deutsche Investments VIT Funds, Class B	Morgan Stanley VIF Emerging Markets Equity Portfolio
Deutsche Small Cap Index VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio, Service Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Contrafund® Portfolio, Service Class 2	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Equity-Income Portfolio, Service Class 2	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	PIMCO VIT Foreign Bond Portfolio (US Dollar Hedged)
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2030 Portfolio, Service Class 2[1]	PIMCO VIT Real Return Portfolio
Fidelity VIP Government Money Market, Initial Class	PIMCO VIT Total Return Portfolio
Fidelity VIP Growth Portfolio, Service Class 2
Fidelity VIP High Income Portfolio, Service Class 2	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Index 500 Portfolio, Service Class 2	Guggenheim VT Global Managed Futures Strategy Fund [3]
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Guggenheim VT Long Short Equity Fund [3]
Fidelity VIP Mid Cap Portfolio, Service Class 2	Guggenheim VT Multi-Hedge Strategies Fund [4]
Fidelity VIP Overseas Portfolio, Service Class 2
Fidelity VIP Target Volatility Portfolio, Service Class 2	Touchstone® Variable Series Trust
Touchstone VST Active Bond Fund
Fixed Accounts	Touchstone VST Focused Fund
Guaranteed Rate Options[1]	Touchstone VST Large Cap Core Equity Fund
Systematic Transfer Options[2]	Touchstone VST Aggressive ETF Fund
Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund

[1]Fund not available with optional GLIA or GLIA Plus Rider.	[3] Fund available in contracts purchased before April 24, 2015.
[2]Fund not available with optional GLIA Rider or New York GLIA Plus Rider.	[4] Fund available in contracts purchased before May 1, 2012.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to National Integrity Life is the licensing of certain trademarks and trade names of BlackRock. National Integrity Life's variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of National Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity Life's variable annuities.

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TABLE OF CONTENTS

Page AC2N-
Glossary	5
Part 1 – Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Examples	8
Accumulation Unit Values	9
Summary of Contract	9
Investment Goals and Risks	9
Your Rights and Benefits	9
Account Value and Surrender Value	10
Your Right to Revoke (Free Look Period)	10
How Your Contract is Taxed	10
Part 2 – National Integrity Life and the Separate Account	10
National Integrity Life Insurance Company	11
Separate Account I and the Variable Account Options	11
Distribution of Variable Annuity Contracts	12
Changes In How We Operate	12
Part 3 – Your Investment Options	12
The Variable Account Options	12
Static Asset Allocation Models	23
The Fixed Accounts	22
Part 4 – Deductions and Charges	24
Mortality and Expense Risk Charge	26
Annual Administrative Charge	26
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	27
Portfolio Charges	27
Withdrawal Charge	27
Reduction or Elimination of the Withdrawal Charge	28
Disability Waiver	28
Commission Allowance and Additional Payments to Distributors	28
Optional Benefit Charges	29
Transfer Charge	29
Tax Reserve	29
State Premium Tax	29
Part 5 – Terms of Your Variable Annuity	29
Purchasing the Contract	29
Contributions	29
Units in Our Separate Account	30
How We Determine Unit Value	31
Transfers	31
Excessive Trading	32
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	32
Withdrawals	33
Assignments	34
Death Benefit Paid on Death of Annuitant	35
Distribution on Death of Owner	36
Spousal Continuation	37

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Death Claims	38
Maximum Retirement Date and Annuity Benefit	38
Annuity Benefit Payments	39
Timing of Payment	39
How You Make Requests and Give Instructions	40
Abandoned or Unclaimed Property	40
Part 6 – Optional Benefits	40
Guaranteed Lifetime Income Advantage Rider (GLIA)	40
Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider	47
Highest Anniversary Death Benefit Rider	55
Part 7 – Voting Rights	55
How Portfolio Shares Are Voted	55
How We Determine Your Voting Shares	56
Part 8 – Tax Aspects of the Contract	56
Introduction	56
Your Contract is an Annuity	56
Taxation of Annuities Generally	56
Tax Treatment of Living Benefits	58
Tax-Favored Retirement Programs	58
Federal and State Income Tax Withholding	59
Tax Status of the Company	59
Transfers Among Investment Options	59
Part 9 – Additional Information	59
Systematic Withdrawal Program	59
Cyber Security	60
Anti-Money Laundering	60
Income Plus Withdrawal Program	60
Choices Plus Required Minimum Distribution (RMD) Program	61
Dollar Cost Averaging Program	61
Systematic Transfer Program	61
Customized Asset Rebalancing Program	62
Systematic Contributions Program	62
Legal Proceedings	63
Table of Contents of Statement of Additional Information	63
Part 10 – Prior Contracts	63
AnnuiChoice II and AnnuiChoice I (Contracts issued before April 24, 2015)	63
AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)	65
AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)	65
Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to Feb. 28, 2010)	67
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2009)	67
Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008)	68
Highest Anniversary Death Benefit Rider (Available before May 1, 2007)	70
AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)	71
AnnuiChoice I (Contracts issued before May 1, 2004)	71
Appendices	73
Appendix A – Financial Information for Separate Account I of National Integrity	73
Appendix B – Withdrawal Charge Examples	92
Appendix C – Illustration of a Market Value Adjustment	94
Appendix D – Parties to the Contract and Guide to Spousal Continuation	96
Appendix E-1 – Illustration of Guaranteed Lifetime Income Advantage	98
Appendix E-2 – Illustration of Guaranteed Lifetime Income Advantage Plus	103
Appendix F – Total Annual Portfolio Operating Expense Table	110

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778
Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Benefit Base - value used to determine payments under GLIA Plus. It is the larger of your Roll-Up Base or your Step-Up Base.

Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant's beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Distribution on Death - a distribution paid to the owner's beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, the address of which is noted above in this Glossary.

Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.

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GLIA and GLIA Plus Investment Strategies - Investment strategies available when a GLIA or GLIA Plus Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

Highest Anniversary Death Benefit - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant's 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base - On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking an Annuity Benefit or receive a lump sum payment.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

AC2N - 6

Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.1

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer contract value among Investment Options. State premium tax may also be deducted. 2

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [3]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [4]	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge [5]	$30

Separate Account Annual Expenses as a percentage of value noted below.

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [6]	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on Payment Base) [6]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on Payment Base) [6]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [6]	2.00%	1.35%
Highest Possible Total Separate Account Annual Expenses [7]	3.35%	2.70%

_________________________________________________________
1 Expenses for prior versions of the contract, if different, are located in Part 10.
2 State premium taxes currently range from 0% to 3.5%.
3 Withdrawal charges decrease based on the age of each contribution. See Part 4.
4 This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
5 This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
6 See Part 6.
7 You may elect only one of these optional benefits: Individual or Spousal GLIA, or GLIA Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the GLIA Plus.
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses
(expenses deducted from Portfolio assets, including management fees, distribution fees, and other expenses)

Minimum: 0.26% Maximum: 1.64%

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

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We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios as consideration for payments. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Portfolios are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Portfolios include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying Investment Options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Portfolios. We also provide marketing and distribution services for the Portfolios.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased on or after April 24, 2015 8
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses ( 1.64% ), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,255	$2,203	$3,195	$6,048

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$555	$1,703	$2,895	$6,048

_________________________________________________________
8 If you purchased your contract before April 24, 2015, see Part 10 for expense examples.

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses of ( 1.64% ). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,021	$1,479	$1,958	$3,458

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If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$321	$979	$1,658	$3,458

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” "the Company" and "National Integrity Life" mean National Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," “Distribution on Death of Owner,” and "Spousal Continuation.” Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.” Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. An investment in any of the Variable Account Options, which are Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5

•	To invest in the Investment Options, which are the Variable Account Options and Fixed Accounts available under the contract. See Part 3

•	To elect an Annuity Benefit. See Part 5, section titled "Maximum Retirement Date and Annuity Benefit."

•	To elect optional benefits available at the time you purchase the annuity contract. See Part 6.

•	To name the Annuitant.

•
To name the Annuitant's beneficiary to receive the Death Benefit on the death of the Annuitant before the election of an Annuity Benefit and to receive any remaining payments after the election of an Annuity Benefit. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," and “Maximum Retirement Date and Annuity Benefit.”

•
To name the owner's beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled "Distribution on Death of Owner." If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

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Your rights are subject to the rules of the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks. This contract is not intended for use by institutional investors. We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment performance of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value also is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs. See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax. See Part 4.

Your minimum Account Value is $5,000. If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLIA or GLIA Plus Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment performance of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges. Some states require that we return your contribution, or some amount other than your Account Value. In that case we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.

Part 2 – National Integrity Life and the Separate Account

National Integrity Life Insurance Company

National Integrity Life is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. National Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under a GLIA or GLIA Plus Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity’s parent company, has guaranteed the insurance obligations of National Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name. The Variable Account Options currently available to you are listed in Part 3.

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Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity Life, serves as the principal underwriter for our variable annuity contracts. Touchstone Securities, Inc. and National Integrity Life are under the common control of the same parent company: The Western and Southern Life Insurance Company. The principal business address of Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal and state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options. We may:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

•
operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•	cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•	operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase a GLIA or GLIA Plus Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below. Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus. For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

The following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each fund's prospectus carefully before investing.

American Funds Insurance Series®
Each fund is a series of the American Funds Insurance Series. Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

American Funds Insurance Series Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

American Funds Insurance Series Capital Income Builder® Fund
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on the U.S. stocks generally, and (2) to provide a growing stream in income over the years. The fund’s secondary objective is to provide growth of capital. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Global Growth Fund
The fund seeks long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth. As a fund that seeks to invest globally, the fund will allocate its assets among securities of companies domiciled in various countries, including the United States and

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countries with emerging markets (but in no fewer than three countries). Under normal market conditions, the fund will invest significantly in issuers outside the United States.

American Funds Insurance Series Growth Fund
The fund seeks growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Growth-Income Fund
The fund seeks long-term growth of capital and income. The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

American Funds Insurance Series Managed Risk Asset Allocation Fund
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund invests in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund employs a risk-management overlay referred to as the managed risk strategy, which consists of using hedge instruments—primarily short positions in exchange-traded futures contracts—to attempt to stabilize the volatility of the fund around a target volatility level (set from time to time by the fund's advisors) and reduce the downside exposure of the fund during periods of significant market declines.

American Funds Insurance Series New World Fund ®
The fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

BlackRock Variable Series Funds, Inc.
Each fund is a series of the BlackRock Variable Series Funds, Inc. BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

BlackRock Capital Appreciation V.I. Fund
The fund seeks long-term growth of capital by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term. The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. The fund may invest in companies of any size, but emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).

BlackRock Global Allocation V.I. Fund
The fund seeks high total investment return by investing in equity, debt and money market securities. Generally, the fund’s portfolio will include both equity and debt securities, but at any given time the fund may emphasize either debt or equity securities. In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued. The fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest , and debt securities of any kind, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities. The fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets, (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals . The fund generally seeks

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diversification across markets, industries and issuers, has no geographic limits on where it may invest, and may invest in the securities of companies of any market capitalization.

BlackRock High Yield V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds and may also invest in convertible and preferred securities. The fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside the United States. The fund may invest in securities of any rating and may invest up to 10% of its assets in distressed securities that are in default or the issuers of which are in bankruptcy. The fund may use derivative instruments to hedge it investments or to seek to enhance returns and may engage in active and frequent trading of portfolio securities.

BlackRock Total Return V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing in securities that pay interest or dividends. Under normal circumstances, at least 80%, and typically 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The fund invests primarily in fixed-income securities rated investment grade by a NRSRO, but the fund may also invest in fixed income securities that are rated below investment grade. The fund may invest in fixed-income securities of any maturity or duration. The fund may use derivative instruments to hedge its investments or to seek to enhance returns and may engage in active and frequent trading of portfolio securities.

Columbia Funds Variable Portfolios
Columbia Variable Portfolio – Mid Cap Value Fund is a series of the Columbia Funds Variable Series Trust II. Columbia Variable Portfolio – Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust. Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Columbia Variable Portfolio – Mid Cap Value Fund
The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of medium-sized companies that have market capitalizations in the range of the Russell Midcap Value Index. The fund may invest up to 25% of net assets in foreign investments. The fund normally invests in common stocks and also may invest in real estate investment trusts. The fund may emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Columbia Variable Portfolio – Small Cap Value Fund
The fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the Russell 2000 Value Index at the time of purchase that the advisor believes are undervalued and have the potential for long-term growth. The fund may invest up to 20% of total assets in foreign securities. The fund may also invest in real estate investment trusts and may emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Deutsche Investments VIT Funds
The fund is a series of the Deutsche Investments VIT Funds. Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.

Deutsche Small Cap Index VIP Fund
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

Fidelity® Variable Insurance Products

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Each Portfolio is a series of a Fidelity Variable Insurance Products trust. Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor to each Portfolio.

Fidelity VIP Asset Manager Portfolio
The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types, including lower-quality debt securities, maturing in more than one year), and the short-term/money market class (fixed-income securities of all types maturing in one year or less). The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%) maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The advisor invests in domestic and foreign issuers and invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines.)

Fidelity VIP Balanced Portfolio
The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. The advisor invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. The Portfolio invests in domestic and foreign issuers. With respect to equity investments, the advisor allocates the assets across different market sectors, using different Fidelity managers. The advisor may invest in either growth or value stocks or both and invests in Fidelity's central funds.

Fidelity VIP Contrafund® Portfolio
The Portfolio seeks long-term capital appreciation. The advisor normally invests primarily in common stocks of domestic and foreign issuers, selecting securities of companies whose value it believes are not fully recognized by the public. The advisor allocates assets across different market sectors, using different Fidelity managers. The advisor may invest in growth stocks, value stocks or both.

Fidelity VIP Disciplined Small Cap Portfolio
The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign issuers. The advisor normally invests at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index. The advisor invests in either growth stocks, value stocks or both.

Fidelity VIP Equity-Income Portfolio
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 ® Index. The advisor normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities (those of less than investment grade quality, also referred to as high yield securities or junk bonds). The advisor invests in domestic and foreign issuers and potentially uses covered call options as tools in managing the assets.

Fidelity VIP Freedom 2015 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2015). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond funds (including high yield debt funds) and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows

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efficiently, remain fully invested, or facilitate asset allocation. The advisor may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but not more than 25% in aggregate within those other asset classes.

Fidelity VIP Freedom 2020 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2020). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond funds (including high yield debt funds) and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The advisor may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but not more than 25% in aggregate within those other asset classes.

Fidelity VIP Freedom 2025 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2025). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond funds (including high yield debt funds) and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The advisor may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but not more than 25% in aggregate within those other asset classes.

Fidelity VIP Freedom 2030 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds). The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2030). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond funds (including high yield debt funds) and short-term funds to reflect the advisor's market outlook, which is primarily focused on the intermediate term. The advisor may buy and sell futures contracts (both long and short positions) in an effort manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The advisor may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but not more than 25% in aggregate within those other asset classes.

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase

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agreements that are collateralized fully (i.e., collateralized by cash or government securities). The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity and diversification of investments.

Fidelity VIP Growth Portfolio
The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential.

Fidelity VIP High Income Portfolio
The Portfolio seeks a high level of current income, while also considering growth of capital. The advisor normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The advisor may also invest in non-income producing securities, including defaulted securities and common stocks and may invest in companies in troubled or uncertain financial condition. The advisor invests in domestic and foreign issuers.

Fidelity VIP Index 500 Portfolio
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index. The advisor normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The advisor may invest in lower-quality debt securities (those of less than investment grade quality, also referred to as high yield debt securities or junk bonds). The advisor allocates assets across different market sectors and maturities and manages the Portfolio to have overall interest rate risk similar to the Bloomberg Barclays ® U.S. Aggregate Bond Index. The advisor invests in Fidelity's central funds and engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options, and futures contracts and forward-settling securities, to adjust the Portfolio’s risk exposure.

Fidelity VIP Mid Cap Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stocks of domestic and foreign issuers. The advisor normally invests at least 80% of assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index. The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.

Fidelity VIP Overseas Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stock. The advisor normally invests at least 80% of assets in non-U.S. securities. The advisor allocates investments across countries and regions.

Fidelity VIP Target Volatility Portfolio
The Portfolio seeks total return. The advisor seeks to maintain a target Portfolio volatility of 10% over a one-year period. While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility. The advisor normally invests in a combination of underlying Fidelity funds, ETFs, and futures, and potentially invests up to 30% of total assets in index futures. The advisor manages underlying holdings to achieve portfolio characteristics similar to the Fidelity VIP Target Volatility Portfolio Composite Index SM over the long-term, which is a hypothetical representation of the performance of the asset classes in which the fund intends to invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market Index SM (equities); MSCI EAFE Index (international equities); Bloomberg Barclays ® U.S. Aggregate Bond Index (bonds); and Bloomberg Barclays ® U.S. 3 Month Treasury Bellwether Index (short-term investments).

Franklin Templeton Variable Insurance Products Trust
Each fund is a series of the Franklin Templeton Variable Insurance Products Trust. Affiliates of Franklin Resources, Inc. operating as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Franklin Growth and Income VIP Fund

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The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including common stock, preferred stock and securities convertible into common stock. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Income VIP Fund
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in a diversified portfolio of equity and debt securities. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Large Cap Growth VIP Fund
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Mutual Shares VIP Fund
The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities the advisor believes are undervalued. The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Franklin Small Cap Value VIP Fund
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies. The investment advisor is Franklin Advisory Services, LLC, located at 55 Challenger Road, Suite 501, Ridgefield Park, NJ 07660.

Templeton Foreign VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

Templeton Global Bond VIP Fund
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Templeton Growth VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets. The investment advisor is Templeton Global Advisors Limited, located at Box N-7759, Lyford Cay, Nassau, Bahamas.

Guggenheim Variable Insurance Funds (Rydex Variable Trust)
Each fund is a series of the Rydex Variable Trust. Securities Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 702 King Farm Boulevard, Suite 200, Rockville, Maryland 20850.

Guggenheim VT Global Managed Futures Strategy Fund (available on contracts purchased before April 24, 2015)
The fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the global commodity, currency, equity, and fixed income markets. The advisor will implement targeted exposures principally through the use of futures, forwards, and swap agreements (“derivative instruments”). Investments in derivative instruments have the economic effect of creating financial leverage in the fund’s portfolio because such investments may give rise to losses that exceed the amount invested in those instruments. Financial leverage will magnify, sometimes significantly, the fund’s exposure to any increase or decrease in the prices associated with a particular reference asset resulting in increased volatility in the value of the portfolio. The fund’s investments are expected to be economically tied to multiple countries at any given time, some of which may be emerging market countries. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

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Guggenheim VT Long Short Equity Fund (available on contracts purchased before April 24, 2015)
The fund seeks long-term capital appreciation. The fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short positions of domestic equity securities or equity-related instruments, including swaps and other derivatives that provide long or short exposure to domestic equity securities. The fund seeks to maintain long positions in instruments that provide exposure to risk factors the advisor considers to be undervalued by the equity markets and sell short instruments that provide exposure to risk factors the advisor considers to be overvalued by the equity markets. The fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 300% of the fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. The fund’s overall net exposure will change as market opportunities change. The fund invests in equity securities, including small-, mid-, and large-capitalization securities, but also may invest in derivative instruments which primarily consist of swaps on baskets of selected equity securities, futures contracts, and options on securities, futures contracts, and stock indices.

Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before May 1, 2012)
The fund seeks long-term capital appreciation with less risk than traditional equity funds. The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds. The fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds and corporate and sovereign debt. Investments in derivative instruments have the economic effect of creating financial leverage in the fund’s portfolio because such investments may give rise to losses that exceed the amount invested in those instruments. Financial leverage will magnify, sometimes significantly, the fund’s exposure to any increase or decrease in the prices associated with a particular reference asset resulting in increased volatility in the value of the portfolio. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Invesco (AIM) Variable Insurance Funds
Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Advisers, Inc. is the investment adviser for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Invesco V.I. American Franchise Fund
The fund seeks capital growth by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the fund invests is common stock. The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth. The fund may invest up to 20% of its net assets in securities of foreign issuers.

Invesco V.I. American Value Fund
The fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies, but may also invest in larger companies. The principal type of equity security in which the fund invests is common stock. The fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts and up to 20% of its net assets in real estate investment trusts. The fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

Invesco V.I. Comstock Fund
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities. The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers. The fund may invest up to 10% of its net assets in real estate investment trusts and up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, and depositary receipts. The fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

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Invesco V.I. International Growth Fund
The fund seeks long-term growth of capital, by investing primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the fund invests are common and preferred stock. Under normal circumstances, the fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S. The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries, i.e., those in the early stages of their industrial cycles, in the MSCI All Country World ex-U.S. Growth Index. The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth. The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers. The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

Invesco V.I. Mid Cap Growth
The fund seeks capital growth, by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The principal type of equity security in which the fund invests is common stock. The fund may invest up to 25% of its net assets in securities of foreign issuers.The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earnings or revenue growth.

Morgan Stanley Variable Insurance Fund, Inc.
Each fund is a series of the Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Investment Management Inc. is the investment advisor for each of the Morgan Stanley funds and is located at 522 Fifth Avenue, New York, NY 10036.

Morgan Stanley VIF Emerging Markets Debt Portfolio
The fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Under normal circumstances, at least 80% of the fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. The fund’s securities will be denominated primarily in U.S. Dollars, but may, to a lesser extent, be denominated in currencies other than U.S. Dollars. The fund may invest in fixed income securities rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or junk bonds.

Morgan Stanley VIF Emerging Markets Equity Portfolio
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The global strategists of the fund’s advisor, and its sub-adviser, Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Under normal circumstances, at least 80% of the fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries.

Morgan Stanley VIF U.S. Real Estate Portfolio
The fund seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Under normal circumstances, at least 80% of the fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. The fund focuses on real estate investment trusts as well as real estate operating companies that invest in a variety of property types and regions.

Northern Lights Variable Trust
The TOPS ® Managed Risk Moderate Growth ETF Portfolio is a series of the Northern Lights Variable Trust. ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the Portfolio.

TOPS® Managed Risk Moderate Growth ETF Portfolio
The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole. The Portfolio employs a fund-of-funds structure that normally invests at least 80% of its assets in exchange-traded funds (ETFs) and employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS® (The Optimized Portfolio System) methodology. This methodology utilizes multiple asset classes in an effort to enhance performance

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and/or reduce risk (as measured by return volatility). The Portfolio allocates approximately 35% of assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, real estate investment trust ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust
Each Portfolio is a series of the PIMCO Variable Insurance Trust. Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 650 Newport Center Drive, Newport Beach, California 92660.

PIMCO All Asset Portfolio
The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management. The Portfolio is a fund-of-funds, normally investing substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds. The Portfolio does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-advisor, determines how the Portfolio allocates and reallocates its assets among the underlying PIMCO funds. The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.

PIMCO CommodityRealReturn® Strategy Portfolio
The Portfolio seeks maximum real return, consistent with prudent investment management. “Real Return” equals total return less the estimated cost of inflation. The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in fixed income instruments economically tied to at least three foreign countries, and may invest without limitation in securities and instruments tied to emerging market countries. The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreement, or in mortgage- or asset-backed securities. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") and up to 10% of its total assets in preferred stocks.

PIMCO Long-Term U.S. Government Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Low Duration Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on the advisor’s forecast for interest rates. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Real Return Portfolio
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Real Return” equals total return less the estimated cost of inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments economically tied to emerging market countries, and up to 10% of its total assets in preferred stocks.

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PIMCO Total Return Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments economically tied to emerging market countries, and up to 10% of its total assets in preferred stocks, convertible securities and other equity-related securities.

Touchstone® Variable Series Trust
Each fund is a series of the Touchstone Variable Series Trust. Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below. The advisor is located at 400 Broadway, Cincinnati, Ohio 45202.

Touchstone VST Active Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities. The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative. The fund may invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. The fund may invest in dollar-roll transactions and reverse repurchase agreement, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. The fund may engage in frequent and active trading. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 400 Broadway, Cincinnati, OH 45202.

Touchstone VST Focused Fund
The Touchstone VST Focused Fund seeks capital appreciation. The fund invests, under normal market conditions, at least 80% of its assets in equity securities. The fund may invest in companies of any market capitalization in seeking to achieve its investment goal.  The sub-advisor seeks to invest in companies that are trading below its estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The fund will generally hold 25 to 40 companies with residual cash and equivalents expected to represent less than 10% of the fund’s net assets.  The fund may invest up to 35% of its assets in securities of foreign issuers. The fund may also invest in securities of emerging market countries. The fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The fund may also engage in frequent and active trading. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 400 Broadway, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund
The fund seeks long-term capital growth. The fund invests at least 80% of its total assets in common stocks of large-capitalization U.S. listed companies. The sub-advisor seeks to purchase financially large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. The fund’s portfolio will generally consist of 30-40 securities. London Company of Virginia, LLC d/b/a The London Company, 1800 Bayberry Court, Suite 301, Richmond VA23226, is the sub-advisor for the fund.

Touchstone VST ETF Funds
The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest their respective assets in various exchange-traded funds (ETFs). Each ETF Fund is a fund-of-funds and bears a proportionate share of the expenses charged by the underlying ETFs in which it invests. You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

Each ETF Fund allocates its assets among a group of underlying ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund's assets invested in stocks or bonds at any given time may be

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different than that ETF Fund’s planned asset allocation model. Wilshire Associates Incorporated, 1299 Ocean Ave, #700, Santa Monica, CA 90401, is the sub-advisor for the ETF Funds.

Touchstone VST Aggressive ETF Fund
The fund seeks capital appreciation. The fund invests primarily in a group of funds designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 20% of the fund's assets in bonds and 80% in stocks.

Touchstone VST Conservative ETF Fund
The fund seeks primarily income and secondarily capital appreciation. The fund invests primarily in a group of funds designed predominantly for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 60% of the fund's assets in bonds and 40% in stocks.

Touchstone VST Moderate ETF Fund
The fund seeks primarily capital appreciation and secondarily income. The fund invests primarily in a group of funds designed predominantly for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 40% of the fund's assets in bonds and 60% in stocks.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the STOs, or a non-unitized separate account, which supports the GROs, for this annuity contract. Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that are in excess of Account Value. The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

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Guaranteed Rate Options
We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

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For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

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For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

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Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value, may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula.

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options
We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details.

Part 4 – Deductions and Charges

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Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.

The annual administrative charge helps offset the expenses of administering the contracts, discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

We receive payments from the Portfolios or their investment advisors or distributors discussed in Part I, section titled “Fees and Expense Tables and Summary.” These fees may affect the total Portfolio expenses and may increase the expenses of the Portfolios.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for tax purposes, withdrawals are generally considered gain first. See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."

We will not deduct a withdrawal charge from:

•	the Death Benefit paid on the death of the Annuitant; or

•
a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

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While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us. Examples of these relationships would include being an employee of National Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners, and either meets the requirements, the waiver will be applied.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions and up to 0.25% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

National Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. This payment to broker-dealer firms is separate from and in addition to brokerage commissions paid to our distributors from your Distribution Charge. The broker-dealer firms are BBVA Securities, Inc., BOK Financial Securities, Inc., Cetera Investment Services LLC, Commerce Brokerage Services, Inc., CUSO Financial Services, LP, Frost Brokerage Services, Inc., Hancock Investment Services, Inc., Infinix Investments, Inc., LPL Financial LLC, M&T Securities, Inc., PNC Investments LLC, and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.

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Optional Benefit Charges

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$10,000
Minimum additional contribution	$100
Maximum total contributions	$1,000,000	if the Annuitant is age 75 or younger
	$500,000	if the Annuitant is age 76 or older

Different contribution limits apply if you select a GLIA or GLIA Plus Rider. See Part 6. If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions. We may issue the contract for less than the minimum initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the minimum initial contribution amount. We may also issue the contract for up to 10% less than the minimum initial contribution indicated above.

Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.” You can change your future allocation for additional contributions at any time by writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See "Transfers" in Part 5. Different rules apply to the GLIA or GLIA Plus Investment Strategies. See Part 6.

We will accept additional contributions at any time through age 92. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or your allocations used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or

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rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of Owner, to pay the annual administrative charge, to pay for certain optional benefits, and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•
First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•	Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•	Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•	Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•
Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.15%.

Generally, this means that we adjust Unit Values to reflect the investment performance of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions.

•	The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

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•	Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•	Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.

•	Transfers within or among the GLIA or GLIA Plus Investment Strategies are restricted. See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year. After you reach this limit, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:

•	the contract number,

•	the amounts to be transferred, and

•	the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business.

If we receive your transfer request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not

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purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract Owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.	Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:

•
a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•	a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.	Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.	Notification. We will notify you if your requested transfer is not made.

4.
Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•
If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•
In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.	20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•
All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•	The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•
Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios' investment advisors regarding improper trading.

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We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor rejects a trade or restricts further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will reject a trade or impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•	the withdrawal amount requested,

•	plus or minus any MVA that applies (see Part 3, section titled "Market Value Adjustments"),

•	plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have a GLIA or GLIA Plus Rider. See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

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•
10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a GLIA or GLIA Plus Rider.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. (See section titled “Distribution on Death of Owner.”) You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•	the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•	there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the Owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant's beneficiary may elect to take the Death Benefit in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available for a period of up to five years. At the end of five years, the entire amount must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.) This option is only available if elected within 60 days after the death of the Annuitant. Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for any money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract,

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which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant's beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix D for assistance in structuring your contract.

Standard Death Benefit
The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.

•	For contracts where the Annuitant's age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•	total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•	your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•	total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.

•	For contracts where the Annuitant's age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:

•	total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•	the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit
If you take a withdrawal from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•	if your Death Benefit is $100,000 and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000 (including any associated charges),

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to your Account Value at the time of the withdrawal ($10,000 /$80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

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This example is for illustrative purposes only and does not predict results.

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Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or a contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner's beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner's beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.

You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner's beneficiary in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, for a period of up to five years. At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.) This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner's) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix D.

You may change the owner's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner's

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sole beneficiary . This is called standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.

Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•	you are the sole owner and Annuitant;

•	no contingent Annuitant is named;

•	no joint owner is named;

•	your surviving spouse is the owner’s sole beneficiary; and

•	your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•	withdrawal charges no longer apply; and

•	we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•	if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken:

•	certain Investment Options or administrative programs may not be available on the continued contract; and

•	we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of the owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork in Good Order including his or her election.

During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.

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If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant's 100th birthday. The last Annuitant’s 100th birthday is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) is a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these options at any time:

•
life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•
period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

•
life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant's age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

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If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)	the New York Stock Exchange has been closed or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider (GLIA)

Guaranteed Lifetime Income Advantage, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

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The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)	the Bonus Base immediately before the Bonus is applied; plus

2)	the Bonus amount (see "Bonus" section below); plus

3)	additional contributions received after the date of the Bonus; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:
1)    the Account Value on the date you purchase the GLIA Rider; plus
2)     additional contributions; less
3)    Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)	the Step-Up Base immediately before the Step-Up is applied; plus

2)	the Step-Up amount; plus

3)	additional contributions received after the date of the Step-Up; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

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Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charge) is a Nonguaranteed Withdrawal. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (including any withdrawal charge) multiplied by the greater of:

•	1.0; and

•
The ratio of Payment Base to Account Value (Payment Base divided by Account Value). For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•	Your Account Value is $75,000 and your Payment Base is $100,000

•	You take a Nonguaranteed Withdrawal in the amount of $5,000

•	Your Account Value will be reduced by $5,000

•	Since $100,000/$75,000 is greater than 1.0, however your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•
Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•
The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

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Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the Annual Processing Date. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual GLIA Rider up to a maximum charge of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum charge of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the

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volatility of returns from your Variable Account Options. Investment Options that are available without limitation (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available on contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

GLIA Investment Strategy 3 ( Self Style ) – You may select one or more of the Investment Portfolios in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Investment Grade Bond	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
PIMCO VIT Total Return	BlackRock Capital Appreciation V.I.	Deutsche Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate
Touchstone VST Active Bond	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Foreign Bond
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Growth	Invesco V.I. Mid Cap Growth	High Yield
	Fidelity VIP Index 500	Touchstone VST Focused	BlackRock High Yield V.I.
	Fidelity VIP Target Volatility	International	Fidelity VIP High Income
	FT Franklin Growth and Income VIP	American Funds I.S. Global Growth	FT Franklin Income VIP
	FT Franklin Large Cap Growth VIP	American Funds I.S. New World	Short Duration
	FT Franklin Mutual Shares VIP	BlackRock Global Allocation V.I.	Fidelity VIP Government Money Market
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Invesco V.I. Comstock	FT Templeton Foreign VIP	PIMCO VIT Real Return

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TOPS Managed Risk Moderate Growth ETF Portfolio*	FT Templeton Global Bond VIP
Touchstone VST Aggressive ETF	FT Templeton Growth VIP
Touchstone VST Conservative ETF	Invesco V.I. International Growth
Touchstone VST Large Cap Core Equity	Morgan Stanley VIF Emerging Markets Debt
Touchstone VST Moderate ETF	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•
Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

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Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

You must take your first annual RMD in the calendar year you turn age 70½. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.	You must be the owner and primary Annuitant unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)

2.	Joint owners are not allowed.

3.	Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.	Entity owners are not allowed.

5.	You must name your spouse as the Spousal Annuitant.

6.	You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

•	If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•
If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.

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•
If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.	The date the Payment Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.	The date that you transfer ownership of the contract;

6.	The date you assign the contract or any benefits under the contract or Rider;

7.	The date a Death Benefit is elected under the contract;

8.	On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;

9.	The date you elect an Annuity Benefit under the contract;

10.	The date you cancel this Rider;

11.	The date the contract ends.

Once canceled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•	You (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options and Systematic Transfer Option are not available.

•	Systematic Transfer Program is not available.

•	Dollar Cost Averaging is not available.

•	Income Plus Withdrawal Program is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Systematic Contribution Program is not available.

•	Customized Asset Rebalancing Program is not available.

•	The GLIA Plus Rider is not available.

Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.	if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

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Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider

Guaranteed Lifetime Income Advantage Plus, which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.

Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% multiplier is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.	If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.

2.	If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.

3.
On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to

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seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including any withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.	If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.

2.	If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.

3.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.

If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.

•	The Step-Up results in an increase to your Benefit Base; and

•	The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:

•	1.0; and

•	the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:

•	Individual Rider is in effect.

•	One withdrawal of $8,500 is taken during the Contract Year.

•	The withdrawal is taken after LPA Eligibility Date.

•	No withdrawal charge applies.

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Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294

The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.

The Adjusted Nonguaranteed Withdrawal is $4,125:
$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.

•
Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charges. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charges” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•
The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account

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Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Plus Rider.9
_________________________________________________________
9 The Systematic Transfer Option (STO) is available with the GLIA Plus Rider in all states except NY.

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility Portfolio	TOPS® Managed Risk Moderate Growth ETF Portfolio

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

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Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Investment Grade Bond	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	BlackRock Capital Appreciation V.I.	Deutsche Small Cap Index VIP	PIMCO VIT All Asset
Touchstone VST Active Bond	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Foreign Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	Touchstone VST Focused	Fidelity VIP High Income
	Fidelity VIP Target Volatility	International	FT Franklin Income VIP
	FT Franklin Growth and Income VIP	American Funds I.S. Global Growth	Short Duration
	FT Franklin Large Cap Growth VIP	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Mutual Shares VIP	BlackRock Global Allocation V.I.	PIMCO VIT Low Duration
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Real Return
	Invesco V.I. Comstock	FT Templeton Foreign VIP
	TOPS Managed Risk Moderate Growth ETF Portfolio*	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF Fund	FT Templeton Growth VIP
	Touchstone VST Conservative ETF Fund	Invesco V.I. International Growth
	Touchstone VST Large Cap Core Equity	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Moderate ETF Fund	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.

AC2N - 50

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•
Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older). We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions on or after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We may to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

You must take your first annual RMD in the calendar year you turn age 70½. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment when Guaranteed Payment Phase payments began.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

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If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or for as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.	You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)

2.	Joint owners are not allowed.

3.	Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:

4.	Entity owners are not allowed.

5.	You must name your spouse as the Spousal Annuitant.

6.	You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

If the Spousal Annuitant is removed:

•	the 90% Spousal Factor will continue to apply to the LPA calculation.

•	the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change.

•	LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);

2.	The date the Benefit Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	Before the LPA Eligibility Date, the date the Account Value reduces to zero;

5.	The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:

a.
the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),

b.	the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or

c.	the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);

6.	If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a Death Benefit other than the Spousal Continuation Benefit;

7.	On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;

8.	The date you elect an Annuity Benefit under the contract other than a LPA Annuity Option;

9.	The date we process the cancellation of this Rider at your request;

10.	The date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

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Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•	The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.

•	The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options are not available.

•	Dollar Cost Averaging is not available.

•	Income Plus Withdrawal Program is not available.

•	Systematic Contribution Program is not available.

•	Systematic Transfer Option is not available in NY, but is available in other states.

•	Customized Asset Rebalancing Program is not available.

•	The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.
if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Plus Rider is suitable for your needs.

We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•
your highest Account Value on any Contract Anniversary before the Annuitant's 76th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•	the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

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The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4. Confirmation of this regular fee transaction will appear on your quarterly statement.

Part 7 – Voting Rights

How Portfolio Shares Are Voted

National Integrity Life is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose cannot be more than 60 days before the shareholders’ meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 – Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

•	our tax status

•	the tax status of the contract

•	the type of retirement plan, if any, for which the contract is purchased

•	the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may

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change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. National Integrity Life does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•	You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•
You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•
You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non‑natural persons cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution:

•
Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract. Withdrawals after all the gain is withdrawn, represent your investment in the annuity are not taxable. Generally, your investment in the contract equals the contributions you make, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax-free exchange.

•
If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax free and part is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity. There is an exception to this 10% additional federal tax if:

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Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA or GLIA Plus Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under a GLIA or GLIA Plus Rider, those payments are taxable.

Tax-Favored Retirement Programs

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An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. We do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½. The distribution required by April 1 is for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected an optional GLIA or GLIA Plus Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. The owner's beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contributions can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers
In some circumstances, you may move money tax-free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.

You can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional to Roth IRAs ("conversions") are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

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You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum systematic withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your systematic withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure, including hardware and software malfunctions and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, the underlying funds, the principal underwriter and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with ourprocessing of policy transactions, including the processing of orders with the underlying funds; cause the release

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and possible destruction of confidential customer or business information; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future. These risks also apply to other insurance and financial services companies and businesses.
Anti-Money Laundering
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.
Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled "Withdrawal Charge".

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you turn 70½ years old. The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn 70½ years old. The distribution required by April 1 is for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly,

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semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Money Market Portfolio to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is not available with the GLIA or GLIA Plus Rider in NY. It is available with the GLIA Plus (but not the GLIA) Rider in states other than NY. See Part 6.

Customized Asset Rebalancing Program

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Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. Therefore, you should monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice. We may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This feature is not available with the GLIA or GLIA Plus Riders. See Part 6.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Legal Proceedings

National Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity Life.

Table of Contents of Statement of Additional Information

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If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
400 Broadway
Cincinnati, Ohio 45202-3341
ATTN: Request SAI for National Integrity Life Annui Choice II dated May 1, 2018

Part 10 – Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AnnuiChoice contract we are currently offering via this prospectus. Material differences between the prior versions of the AnnuiChoice contracts and those we are currently offering are described below. The dates given are the company roll-out dates, but these dates vary by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

AnnuiChoice II and AnnuiChoice I (Contracts issued before April 24, 2015)

If you purchased your contract before April 24, 2015, you had additional Variable Account Options that invest in Portfolios with higher costs than the Portfolios currently offered to new purchasers. Therefore, we have restated your minimum and maximum total operating expenses charged by the Portfolios and provided expense examples using the maximum Portfolio operating expense.

The minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract are stated below. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.26% Maximum: 2.07%
Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased between March 2, 2015 and April 23, 2015
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (1.79%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,272	$2,247	$3,266	$6,173

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

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1 year	3 years	5 years	10 years
$571	$1,747	$2,966	$6,173

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses of (2.22%) . The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,037	$1,525	$2,034	$3,603

If you keep your contract in force or select an Annuity Benefit (period periodic payments beginning on your Retirement Date) with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$337	$1,025	$1,1734	$3,603

For Contracts purchased between May 1, 2012 and March 1, 2015
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (1.79%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,225	$2,092	$2,984	$5,516

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$525	$1,592	$2,684	$5,516

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (1.79%).   The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,037	$1,525	$2,034	$3,603

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$337	$1,025	$1,734	$3,603

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AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2013)

If you purchased your contract before May 1, 2013, you had an additional Variable Account Option that invests in the Fidelity VIP Freedom 2010 Portfolio.

Description of the additional fund is provided below. There are no guarantees that a fund will achieve its objective. You should read each fund’s prospectus carefully before investing.

Fidelity VIP Freedom 2010 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds, allocating assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2010). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

The Fidelity VIP Freedom 2010 Portfolio is also available to you in the GLIA Investment Strategy 2, in addition to the Portfolios listed in Part 6, section titled “GLIA Investment Strategies.”

Additional GLIA Investment Strategy
The Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

GLIA Investment Strategy (Life Style) – You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 – 50%

AnnuiChoice II and AnnuiChoice I (Contracts issued before May 1, 2012)

If you purchased your contract before May 1, 2012, you had an additional Variable Account Option that invests in a Portfolio with higher costs than the other Portfolios currently offered to new purchasers. Therefore, we have restated your minimum and maximum total operating expenses charged by the Portfolios and provided expense examples using the maximum Portfolio operating expense.

The minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract are stated below. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.26% Maximum: 2.07%
Examples
The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased between 2-25-08 and 4-30-12
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.07%), plus the maximum cost of the GLIA Spousal Rider,

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where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,254	$2,176	$3,117	$5,752

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$554	$1,676	$2,817	$5,752

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.07%).   The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,066	$1,610	$2,174	$3,868

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$366	$1,110	$1,874	$3,868

For Contracts purchased before 2-25-08
Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.07%).   The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,066	$1,610	$2,174	$3,868
If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$366	$1,110	$1,874	$3,868

Withdrawals
Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a

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confirmation of the transaction. We will not verify the accuracy of the amount requested. If you purchased a GLIA Rider or Guaranteed Minimum Withdrawal Benefit (GMWB), these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Additional GLIA Investment Strategy
The Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

GLIA Investment Strategy (Modern Markets) – Available if you purchased your contract between May 1, 2010 and April 30, 2012. You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

Guaranteed Lifetime Income Advantage Rider (Available from March 1, 2009 to February 28, 2010)

If your contract was issued with a GLIA Rider between March 1, 2009 and February 28, 2010, the Rider is the same as currently offered (see Part 6) except for the two additional GLIA Investment Strategies listed above and the differences listed below.

The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2009)

If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2009, the Rider is the same as currently offered (see Part 6) except for the two additional GLIA Investment Strategies listed above and the differences listed below.

1.	The current charges for the GLIA Rider are lower.

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Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.15%	1.15%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [10]	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage-Individual Rider Charge (assessed on Payment Base) [11]	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage-Spousal Rider Charge (assessed on Payment Base) [11]	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses[12]	2.95%	2.15%

_________________________________________________________
10 See Part 6.
11 See Part 6 and 10.
12 T he highest possible total separate account annual expenses reflect the election of the Highest Anniversary Death Benefit and the Spousal GLIA.

2.	The Withdrawal Percentages and Bonus Percentages are as follows:

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Return Plus Rider (Available from November 6, 2006 to November 24, 2008)

If your contract was issued from November 6, 2006 to November 24, 2008, you may have elected the Guaranteed Return Plus Rider. The Guaranteed Return Plus, which is a guaranteed minimum accumulation benefit, was an optional benefit Rider that you might have purchased for an additional fee. The Guaranteed Return Plus Rider guarantees the future value of amounts contributed to a Guaranteed Return Plus Investment Option for a specified period.

Overview of the Benefit and Investment Options
We offered a ten-year accumulation period in three Investment Options, designated as “Guaranteed Return Plus Investment Options.” You could have selected only one of the three Guaranteed Return Plus Investment Options. Your guaranteed minimum value for each contribution to a Guaranteed Return Plus Investment Option is shown in the table below:

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Guaranteed Return Plus Investment Option	Guaranteed Minimum Value at the End of 10 Years
Touchstone VST Conservative ETF Fund	125%
Touchstone VST Moderate ETF Fund	115%
Touchstone VST Aggressive ETF Fund	100%

We guarantee that the minimum value of each contribution to your Guaranteed Return Plus Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and charges.

At the end of the ten-year period:

•
If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is greater than the guaranteed minimum value due to market performance, your Account Value will remain at the accumulated value.

•
If the accumulated value of a contribution to your Guaranteed Return Plus Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

Guaranteed Return Plus Investment Options are not included in the Customized Asset Rebalancing Program.

Rider Charge
We will assess the cost of the Guaranteed Return Plus Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your Guaranteed Return Plus Investment Option. Therefore, the total daily charge deducted from your Guaranteed Return Plus Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75% on AnnuiChoice II contracts and 1.60% on AnnuiChoice I contracts.

Contribution Limits
You may make additional contributions of at least $1,000, which must be invested in the same Guaranteed Return Plus Investment Option you originally selected. You may not make additional contributions if the ten-year period would end on or after the Maximum Retirement Date. We may revise the minimum contribution amounts and limit the maximum total contribution you may make to your Guaranteed Return Plus Investment Option. You may not transfer money into a Guaranteed Return Plus Investment Option from any other Investment, including the STO.

Withdrawals and Transfers
In years 1-7 of the ten-year period for each contribution, you may:

•	withdraw some or all of your contribution to the Guaranteed Return Plus Investment Option; or

•	surrender your contract entirely.
In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

•	withdraw some or all of your contribution from the Guaranteed Return Plus Investment Option;

•	surrender your contract entirely; or

•	transfer funds from the Guaranteed Return Plus Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your Guaranteed Return Plus Investment Option on a proportional basis. For example:

•	You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

•	In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

•	The withdrawal reduces the accumulated value by 11.11% ($10,000/$90,000)

•	Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

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Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your Guaranteed Return Plus Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, any withdrawal charges, Rider charges, and any administrative charge that may be due. In addition, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a Guaranteed Return Plus Investment Option will be its current accumulated value with no guaranteed minimum value.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your Guaranteed Return Plus Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your Guaranteed Return Plus Investment Option, without the Guaranteed Return Plus benefit or the fee.

Partial withdrawals from your Account Value taken pro rata among your Investment Options will include your Guaranteed Return Plus Investment Options and will reduce the guaranteed minimum value associated with your contribution to the Guaranteed Return Plus Investment Option on a proportional basis.

Withdrawals from your Guaranteed Return Plus Investment Option will be taken first from the earliest contribution you made to your Guaranteed Return Plus Investment Option, then from the next oldest contribution and so on (first-in-first-out); any gain comes out only after an amount equal to your contributions is withdrawn. We reserve the right to require a minimum balance in the Guaranteed Return Plus Investment Option.

The Guaranteed Return Plus Rider will terminate on the earliest of the following:

•
the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects standard spousal continuation under the Tax Code in lieu of taking a distribution of the Surrender Value;

•	a Death Benefit is calculated under the contract;

•	you transfer ownership of the contract;

•	you elect an Annuity Benefit under the contract;

•	the contract terminates.

We may stop offering the Guaranteed Return Plus Investment Options at any time.

Highest Anniversary Death Benefit Rider (Available before May 1, 2007)

If your contract was issued prior to May 1, 2007, you may have elected the Highest Anniversary Death Benefit Rider.

The Highest Anniversary Death Benefit (HADB) Rider was available if the Annuitant was up to and including age 75 on the Contract Date. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•
Your highest Account Value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•	the standard Death Benefit described in Part 5.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued from May 1, 2004 to July 31, 2006)

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Separate Account Annual Expenses as a percentage of value charged. The following fees and expenses differ from those shown in Part 1 of this prospectus.

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) [10]	0.20%
Highest Possible Total Separate Account Annual Expenses	1.20%
_________________________________________________________
10 See Part 6.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

AnnuiChoice I (Contracts issued before May 1, 2004)

Separate Account Annual Expenses as a percentage of value charged. The following fees and expenses differ from those shown in Part 1 of this prospectus.

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.00%
Optional Death Benefit Charge (assessed on value in Variable Account Options)	0.15%
Optional AVO Charge (maximum charge for 3% credit)	0.45%
Highest Possible Total Separate Account Annual Expenses	1.60%

Fixed Account
Guaranteed Return Options were not available on AnnuiChoice I contracts issued before November 17, 2003.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Administrative Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Additional Features

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Additional contributions and the Systematic Contribution Program were not available.

Optional Benefits
The Guaranteed Lifetime Income Advantage was not available.

The Added Value Option (AVO) was available on contracts issued before November 17, 2003. The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below. If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract Year. For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1,500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.15%
2%	0.30%	1.30%
3%	0.45%	1.45%

The dollar amount of the charge for the AVO is subject to a minimum and quarterly maximum amount. For a 1% credit the minimum amount is 0.145% multiplied by first-year total contributions and the maximum amount is 0.182% multiplied by first-year total contributions, both then divided by four. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select and divide by four. First-year total contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years. Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit. Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO. We intend to make a profit from these fees and charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.

The following optional Death Benefit was available.
You may have elected the following optional Death Benefit when the contract was purchased, which if elected, may not be cancelled once the contract is issued.

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•
highest account value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

•	the standard contract Death Benefit.

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Appendix A

Financial Information for Separate Account I of National Integrity LIfe (AnnuiChoice II)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice II contracts with a mortality and expense risk charge of 1.15% issued after approximately July 31, 2006: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period.

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
American Funds I.S. Bond, Class 4 (1994) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.85 $10.06 10,885	$10.00 $9.85 5,720	-	-	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1946) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.58 $10.67 110,102	$9.34 $9.58 55,246	$10.00 $9.34 15,099	-	-	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1941) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.06 $14.33 66,972	$11.14 $11.06 58,652	$10.57 $11.14 44,449	$10.48 $10.57 1,853	$10.00 $10.48 0	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1943) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.70 $16.06 26,621	$11.76 $12.70 23,076	$11.16 $11.76 11,441	$10.43 $11.16 5,513	$10.00 $10.43 0	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1944) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.53 $15.12 28,008	$11.39 $12.53 26,059	$11.39 $11.39 23,664	$10.44 $11.39 43,884	$10.00 $10.44 0	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1945) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.83 $12.30 13,039	$10.22 $10.83 12,270	$10.45 $10.22 9,578	$10.27 $10.45 6,661	$10.00 $10.27 0	-	-	-	-	-	$10.00 12-12-13
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	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
American Funds I.S. New World, Class 4 (1942) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.29 $11.85 21,479	$8.95 $9.29 16,671	$9.37 $8.95 14,021	$10.31 $9.37 713	$10.00 $10.31 0	-	-	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1986) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.97 $18.35 33,366	$14.15 $13.97 27,893	$13.42 $14.15 13,776	$12.51 $13.42 8,122	$9.49 $12.51 4,033	$8.45 $9.49 664	$10.00 $8.45 664	-	-	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1985) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.13 $12.51 12,026	$10.85 $11.13 13,714	$11.09 $10.85 14,512	$11.00 $11.09 10,127	$9.73 $11.00 9,334	$8.95 $9.73 7,323	$10.00 $8.95 4,346	-	-	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1995) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.64 $11.26 370	$10.00 $10.64 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1996) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.87 $10.07 0	$10.00 $9.87 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (1990) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.63 $17.54 28,996	$13.85 $15.63 26,011	$14.75 $13.85 22,750	$13.28 $14.75 1,308	$9.74 $13.28 1,566	$8.31 $9.74 0	$10.00 $8.31 0	-	-	-	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (1982) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.23 $29.55 11,710	$19.99 $26.23 10,290	$21.58 $19.99 5,465	$21.19 $21.58 4,117	$15.99 $21.19 1,946	$14.54 $15.99 1,137	$15.67 $14.54 733	$12.53 $15.67 207	$10.00 $12.53 0	-	$10.00 5-2-09
Deutsche Small Cap Index VIP, Class B (1760) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.23 $20.55 27,377	$15.28 $18.23 25,096	$16.25 $15.28 21,386	$15.73 $16.25 5,677	$11.51 $15.73 3,018	$10.05 $11.51 2,675	$10.65 $10.05 2,806	$8.54 $10.65 1,704	$6.84 $8.54 2,188	$10.54 $6.84 2,239	$10.00 7-31-06

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	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
Fidelity VIP Asset Manager, Service Class 2 (1707) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.27 $17.17 9,221	$15.02 $15.27 10,815	$15.20 $15.02 11,348	$14.57 $15.20 11,836	$12.78 $14.57 12,282	$11.52 $12.78 12,500	$11.99 $11.52 9,423	$10.65 $11.99 13,196	$8.36 $10.65 13,333	$11.90 $8.36 6,466	$10.00 7-31-06
Fidelity VIP Balanced, Service Class 2 (1712) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.10 $19.62 90,654	$16.17 $17.10 84,220	$16.30 $16.17 57,132	$14.98 $16.30 28,808	$12.71 $14.98 17,112	$11.20 $12.71 13,393	$11.78 $11.20 11,487	$10.12 $11.78 11,345	$7.40 $10.12 6,810	$11.37 $7.40 2,130	$10.00 7-31-06
Fidelity VIP Contrafund, Service Class 2 (1709) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.16 $21.83 60,996	$17.05 $18.16 65,863	$17.18 $17.05 64,951	$15.57 $17.18 54,590	$12.02 $15.57 46,594	$10.47 $12.02 45,312	$10.90 $10.47 58,477	$9.43 $10.90 57,634	$7.04 $9.43 81,950	$12.43 $7.04 74,849	$10.00 7-31-06
Fidelity VIP Equity-Income, Service Class 2 (1702) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.58 $17.35 22,466	$13.39 $15.58 25,366	$14.14 $13.39 33,162	$13.19 $14.14 27,420	$10.44 $13.19 29,218	$9.02 $10.44 29,124	$9.07 $9.02 30,623	$7.98 $9.07 36,650	$6.22 $7.98 32,707	$11.00 $6.22 20,350	$10.00 7-31-06
Fidelity VIP Freedom 2010, Service Class 2 (1787)[15] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.23 $14.75 0	$12.72 $13.23 2,218	$12.93 $12.72 7,322	$12.55 $12.93 8,543	$11.22 $12.55 0	$10.17 $11.22 0	$10.33 $10.17 0	$9.29 $10.33 0	$7.58 $9.29 0	$10.25 $7.58 0	$10.00 4-30-07
Fidelity VIP Freedom 2015, Service Class 2 (1788) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.21 $14.99 674	$12.66 $13.21 674	$12.87 $12.66 674	$12.47 $12.87 1,523	$11.05 $12.47 1,556	$9.99 $11.05 1,646	$10.16 $9.99 1,017	$9.11 $10.16 1,212	$7.37 $9.11 1,235	$10.26 $7.37 1,291	$10.00 4-30-07
_________________________________________________________ [15] Available in contracts purchased before May 1, 2013.
Fidelity VIP Freedom 2020, Service Class 2 (1789) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.00 $14.94 2,912	$12.43 $13.00 3,951	$12.64 $12.43 1,742	$12.22 $12.64 5,006	$10.69 $12.22 3,261	$9.57 $10.69 3,261	$9.80 $9.57 3,263	$8.67 $9.80 3,264	$6.82 $8.67 3,266	$10.27 $6.82 3,268	$10.00 4-30-07

AC2N - 74

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
Fidelity VIP Freedom 2025, Service Class 2 (1790) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.51 $15.71 0	$12.90 $13.51 0	$13.12 $12.90 0	$12.65 $13.12 0	$10.69 $12.65 0	$9.42 $10.69 0	$9.76 $9.42 0	$8.55 $9.76 0	$6.67 $8.55 0	$10.27 $6.67 0	$10.00 4-30-07
Fidelity VIP Freedom 2030, Service Class 2 (1791) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.12 $15.65 5,391	$12.48 $13.12 5,409	$12.69 $12.48 711	$12.26 $12.69 0	$10.21 $12.26 0	$8.97 $10.21 0	$9.34 $8.97 0	$8.15 $9.34 0	$6.29 $8.15 0	$10.29 $6.29 0	$10.00 4-30-07
Fidelity VIP Government Money Market, Initial Class (1993) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.83 $9.78 14,670	$9.92 $9.83 15,144	$10.00 $9.92 20,234	-	-	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (1703) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.44 $24.58 33,789	$18.55 $18.44 35,311	$17.56 $18.55 33,504	$16.00 $17.56 20,567	$11.90 $16.00 18,430	$10.52 $11.90 21,867	$10.65 $10.52 18,525	$8.70 $10.65 17,534	$6.88 $8.70 16,876	$13.20 $6.88 14,702	$10.00 7-31-06
Fidelity VIP High Income, Service Class 2 (1705) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.20 $17.12 5,151	$14.35 $16.20 8,394	$15.10 $14.35 8,252	$15.14 $15.10 8,049	$14.49 $15.14 4,343	$12.86 $14.49 5,558	$12.55 $12.86 5,245	$11.17 $12.55 3,219	$7.87 $11.17 4,454	$10.64 $7.87 4,401	$10.00 7-31-06
Fidelity VIP Index 500, Service Class 2 (1779) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.05 $19.27 237,128	$14.55 $16.05 215,816	$14.56 $14.55 160,394	$13.01 $14.56 78,524	$9.97 $13.01 51,949	$8.73 $9.97 45,593	$8.67 $8.73 32,128	$7.65 $8.67 34,110	$6.13 $7.65 32,436	$9.86 $6.13 14,540	$10.00 4-27-07
Fidelity VIP Investment Grade Bond, Service Class 2 (1706) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.67 $14.05 164,215	$13.24 $13.67 118,967	$13.51 $13.24 79,477	$12.94 $13.51 51,743	$13.36 $12.94 35,807	$12.80 $13.36 26,293	$12.10 $12.80 26,233	$11.38 $12.10 18,900	$9.97 $11.38 15,364	$10.45 $9.97 10,782	$10.00 7-31-06
Fidelity VIP Mid Cap, Service Class 2 (1714) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.95 $22.58 54,164	$17.13 $18.95 46,511	$17.61 $17.13 44,962	$16.80 $17.61 33,848	$12.51 $16.80 32,567	$11.05 $12.51 34,436	$12.54 $11.05 65,845	$9.86 $12.54 40,448	$7.14 $9.86 17,329	$11.96 $7.14 9,382	$10.00 7-31-06

AC2N - 75

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
Fidelity VIP Overseas, Service Class 2 (1704) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.56 $13.57 24,836	$11.28 $10.56 25,314	$11.04 $11.28 24,163	$12.18 $11.04 18,389	$9.47 $12.18 18,787	$7.96 $9.47 18,445	$9.74 $7.96 20,554	$8.73 $9.74 19,427	$7.00 $8.73 18,099	$12.63 $7.00 15,281	$10.00 7-31-06
Fidelity VIP Target Volatility, Service Class 2 (1940) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.90 $12.53 2,401	$10.49 $10.90 1,656	$10.76 $10.49 747	$10.29 $10.76 0	$10.00 $10.29 0	-	-	-	-	-	$10.00 12-12-13
FT Franklin Growth & Income VIP, Class 2 (1771) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.03 $18.35 17,768	$14.52 $16.03 21,921	$14.83 $14.52 24,444	$13.74 $14.83 17,756	$10.73 $13.74 12,031	$9.67 $10.73 11,720	$9.55 $9.67 8,221	$8.28 $9.55 7,879	$6.62 $8.28 6,742	$10.33 $6.62 3,929	$10.00 7-31-06
FT Franklin Income VIP, Class 2 (1770) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.40 $16.70 43,938	$13.66 $15.40 51,342	$14.87 $13.66 55,642	$14.38 $14.87 45,671	$12.77 $14.38 36,850	$11.47 $12.77 30,831	$11.33 $11.47 31,658	$10.17 $11.33 28,788	$7.59 $10.17 21,457	$10.91 $7.59 17,173	$10.00 7-31-06
FT Franklin Large Cap Growth VIP, Class 2 (1772) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.11 $20.40 14,369	$16.60 $16.11 14,782	$15.89 $16.60 15,364	$14.30 $15.89 14,460	$11.24 $14.30 12,407	$10.12 $11.24 11,467	$10.40 $10.12 11,724	$9.43 $10.40 10,255	$7.35 $9.43 9,593	$11.36 $7.35 9,279	$10.00 7-31-06
FT Franklin Mutual Shares VIP, Class 2 (1774) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.04 $16.11 78,780	$13.11 $15.04 64,742	$13.95 $13.11 58,950	$13.17 $13.95 47,147	$10.39 $13.17 25,627	$9.20 $10.39 17,793	$9.41 $9.20 18,834	$8.56 $9.41 16,065	$6.87 $8.56 13,958	$11.05 $6.87 12,604	$10.00 7-31-06
FT Franklin Small Cap Value VIP, Class 2 (1792) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.74 $18.31 4,807	$13.00 $16.74 4,725	$14.21 $13.00 4,080	$14.29 $14.21 2,724	$10.61 $14.29 3,464	$9.07 $10.61 3,087	$9.53 $9.07 3,104	$7.52 $9.53 752	$5.89 $7.52 67	$8.89 $5.89 0	$10.00 4-30-07
FT Templeton Foreign VIP, Class 2 (1773) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.56 $13.33 42,562	$10.91 $11.56 35,461	$11.80 $10.91 29,918	$13.43 $11.80 23,281	$11.05 $13.43 16,530	$9.46 $11.05 14,151	$10.70 $9.46 14,170	$9.99 $10.70 12,684	$7.37 $9.99 7,990	$12.51 $7.37 3.031	$10.00 7-31-06

AC2N - 76

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
FT Templeton Global Bond VIP, Class 2 (1991) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.45 $9.52 31,200	$9.29 $9.45 32,917	$9.82 $9.29 31,861	$9.75 $9.82 29,783	$10.00 $9.75 817	-	-	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (1775) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.98 $14.03 6,094	$11.05 $11.98 5,994	$11.96 $11.05 11,079	$12.44 $11.96 8,128	$9.62 $12.44 7,299	$8.04 $9.62 6,998	$8.74 $8.04 6,331	$8.24 $8.74 4,586	$6.36 $8.24 3,469	$11.15 $6.36 4,156	$10.00 7-31-06
Guggenheim VT Global Managed Futures Strategy (1981) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.29 $6.75 4,342	$7.46 $6.29 4,371	$7.67 $7.46 4,482	$6.92 $7.67 5,123	$6.82 $6.92 2,641	$7.77 $6.82 2,197	$8.61 $7.77 2,442	$9.02 $8.61 1,573	$9.51 $9.02 39,726	$10.00 $9.51 0	$10.00 11-24-08
Guggenheim VT Long Short Equity (1795) [16] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.33 $11.72 1,761	$10.38 $10.33 5,759	$10.37 $10.38 6,060	$10.20 $10.37 7,682	$8.79 $10.20 4,737	$8.51 $8.79 4,870	$9.22 $8.51 5,402	$8.38 $9.22 3,449	$6.66 $8.38 3,168	$10.00 $6.66 2,947	$10.00 2-25-08
_________________________________________________________ [16] Available in contracts purchased before April 24, 2015.
Guggenheim VT Multi-Hedge Strategies (1796)[17] Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.98 $9.20 1,513	$9.13 $8.98 3,290	$9.07 $9.13 4,636	$8.76 $9.07 10,982	$8.72 $8.76 11,450	$8.63 $8.72 11,368	$8.45 $8.63 6,702	$8.05 $8.45 6,866	$8.42 $8.05 25,100	$10.00 $8.42 70,661	$10.00 2-25-08
Invesco V.I. American Franchise, Series II (1767) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.37 $24.32 491	$19.20 $19.37 760	$18.55 $19.20 1,821	$17.34 $18.55 895	$12.55 $17.34 626	$11.20 $12.55 697	$12.10 $11.20 698	$10.24 $12.10 877	$6.25 $10.24 492	$12.43 $6.25 0	$10.00 7-31-06
Invesco V.I. American Value, Class II (1701) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.11 $18.56 37,748	$15.03 $17.11 33,460	$16.77 $15.03 25,175	$15.50 $16.77 12,509	$11.70 $15.50 5,638	$10.11 $11.70 5,903	$10.15 $10.11 5,589	$8.40 $10.15 1,923	$6.11 $8.40 2,001	$10.00 $6.11 0	$10.00 5-1-08

AC2N - 77

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
Invesco V.I. Comstock, Series II (1764) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.97 $19.72 35,017	$14.67 $16.97 32,289	$15.82 $14.67 31,150	$14.67 $15.82 19,133	$10.94 $14.67 6,967	$9.31 $10.94 2,048	$9.62 $9.31 2,171	$8.41 $9.62 978	$6.63 $8.41 1,048	$10.44 $6.63 0	$10.00 7-31-06
Invesco V.I. International Growth, Class II (1984) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.54 $12.79 35,657	$10.74 $10.54 26,980	$11.15 $10.74 18,170	$11.27 $11.15 14,686	$9.61 $11.27 3,049	$8.43 $9.61 0	$10.00 $8.43 0	-	-	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Class II (1997) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.35 $12.49 1,396	$10.00 $10.35 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (1793) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.41 $15.61 7,059	$13.18 $14.41 4,898	$13.49 $13.18 5,488	$13.27 $13.49 5,399	$14.71 $13.27 5,562	$12.62 $14.71 6,166	$11.95 $12.62 4,976	$11.01 $11.95 3,676	$8.56 $11.01 3,503	$10.19 $8.56 975	$10.00 4-27-07
_________________________________________________________ [17] Available in contracts purchased before May 1, 2012.
Morgan Stanley VIF Emerging Markets Equity, Class II (1768) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.56 $15.44 9,395	$10.97 $11.56 6,987	$12.43 $10.97 6,499	$13.17 $12.43 5,024	$13.47 $13.17 3,211	$11.37 $13.47 2,954	$14.07 $11.37 5,116	$11.97 $14.07 7,108	$7.12 $11.97 7,535	$16.65 $7.12 5,025	$10.00 7-31-06
Morgan Stanley VIF U.S. Real Estate, Class II (1794) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.52 $12.73 35,790	$11.89 $12.52 32,199	$11.80 $11.89 23,683	$9.22 $11.80 13,016	$9.17 $9.22 10,233	$8.02 $9.17 16,062	$7.68 $8.02 24,792	$6.00 $7.68 19,600	$4.72 $6.00 7,250	$7.71 $4.72 6,532	$10.00 4-27-07
PIMCO VIT All Asset, Advisor Class (1740) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.55 $14.06 8,138	$11.24 $12.55 9,050	$12.52 $11.24 8,907	$12.61 $12.52 17,309	$12.74 $12.61 27,906	$11.23 $12.74 36,965	$11.14 $11.23 31,662	$9.98 $11.14 28,643	$8.31 $9.98 17,125	$10.00 $8.31 16,341	$10.00 2-25-08

AC2N - 78

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1739) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$4.44 $4.48 25,427	$3.91 $4.44 25,572	$5.32 $3.91 20,762	$6.62 $5.32 23,426	$7.85 $6.62 19,465	$7.55 $7.85 19,246	$8.26 $7.55 27,895	$6.73 $8.26 29,407	$4.81 $6.73 11,208	$10.00 $4.81 4,615	$10.00 2-25-08
PIMCO VIT Foreign Bond (US Dollar Hedged), Advisor Class (1998) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.29 $10.44 0	$10.00 $10.29 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1989) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.04 $10.80 11,668	$10.10 $10.04 10,188	$10.37 $10.10 9,321	$8.46 $10.37 447	$10.00 $8.46 0	-	-	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1737) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.46 $11.47 13,724	$11.44 $11.46 12,814	$11.55 $11.44 14,818	$11.60 $11.55 10,776	$11.76 $11.60 9,431	$11.25 $11.76 9,483	$11.27 $11.25 8,710	$10.84 $11.27 9,011	$9.68 $10.84 458	$10.00 $9.68 0	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (1738) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.02 $12.30 12,541	$11.57 $12.02 17,524	$12.04 $11.57 15,336	$11.83 $12.04 13,178	$13.19 $11.83 16,092	$12.29 $13.19 23,197	$11.14 $12.29 14,048	$10.44 $11.14 8,181	$8.93 $10.44 2,167	$10.00 $8.93 0	$10.00 2-25-08
PIMCO VIT Total Return, Advisor Class (1736) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.58 $14.07 204,694	$13.39 $13.58 187,784	$13.50 $13.39 160,099	$13.11 $13.50 133,156	$13.54 $13.11 87,839	$12.51 $13.54 89,727	$12.23 $12.51 82,936	$11.45 $12.23 75,993	$10.17 $11.45 83,047	$10.00 10.17 43,218	$10.00 2-25-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1992) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.35 $11.64 2,585	$9.86 $10.35 1,772	$10.67 $9.86 779	$10.50 $10.67 0	$10.00 $10.50 0	-	-	-	-	-	$10.00 4-30-13
Touchstone VST Active Bond (1751) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.84 $14.17 6,681	$13.21 $13.84 6,268	$13.54 $13.21 6,996	$13.19 $13.54 6,665	$13.64 $13.19 6,041	$13.11 $13.64 6,154	$12.23 $13.11 9,165	$11.50 $12.23 9,405	$10.12 $11.50 10,550	$10.59 $10.12 17,597	$10.00 7-31-06

AC2N - 79

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
Touchstone VST Focused (1747) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.03 $23.63 83,833	$18.81 $21.03 83,053	$18.66 $18.81 63,621	$16.69 $18.66 7,136	$12.53 $16.69 9,744	$10.57 $12.53 9,862	$12.05 $10.57 10,483	$10.03 $12.05 4,688	$7.30 $10.03 4,750	$12.24 $7.30 4,651	$10.00 7-31-06
Touchstone VST Large Cap Core Equity (1750) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.92 $20.29 14,111	$15.73 $16.92 15,766	$16.57 $15.73 14,206	$14.59 $16.57 10,375	$11.22 $14.59 8,685	$10.13 $11.22 5,617	$9.95 $10.13 4,707	$8.97 $9.95 2,144	$7.31 $8.97 1,478	$11.42 $7.31 2,904	$10.00 7-31-06
Touchstone VST Aggressive ETF (794) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.16 $24.54 28,004	$19.83 $21.16 21,343	$20.08 $19.83 28,242	$18.90 $20.08 29,933	$15.55 $18.90 40,159	$13.98 $15.55 27,137	$14.15 $13.98 47,336	$12.64 $14.15 44,961	$10.00 $12.64 44,833	-	$10.00 4-27-09
Touchstone VST Conservative ETF (700) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.04 $16.36 16,220	$14.41 $15.04 22,789	$14.61 $14.41 24,060	$14.05 $14.61 26,713	$13.10 $14.05 29,094	$12.42 $13.10 30,015	$12.14 $12.42 44,088	$11.29 $12.14 45,786	$10.00 $11.29 47,438	-	$10.00 4-27-09
Touchstone VST Moderate ETF (1708) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.27 $16.03 47,341	$13.51 $14.27 52,173	$13.69 $13.51 61,048	$12.95 $13.69 65,682	$11.26 $12.95 66,756	$10.36 $11.26 72,891	$10.29 $10.36 78,690	$9.36 $10.29 72,097	$8.06 $9.36 65,724	$10.00 $8.06 0	$10.00 4-25-08
Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (798) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.19 $23.27 0	$19.04 $20.19 8,209	$19.40 $19.04 8,591	$18.37 $19.40 12,327	$15.21 $18.37 12,592	$13.75 $15.21 15,079	$14.00 $13.75 16,183	$12.59 $14.00 20,039	$10.00 $12.59 20,351	-	$10.00 4-27-09
Touchstone VST Conservative ETF, Guaranteed Return Plus Option (796) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.35 $15.52 0	$13.84 $14.35 0	$14.12 $13.84 0	$13.65 $14.12 0	$12.81 $13.65 0	$12.22 $12.81 0	$12.02 $12.22 0	$11.24 $12.02 0	$10.00 $11.24 0	-	$10.00 4-27-09

AC2N - 80

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value and Date
Touchstone VST Moderate ETF, Guaranteed Return Plus Option (797) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.49 $19.53 0	$16.66 $17.49 0	$16.99 $16.66 0	$16.17 $16.99 0	$14.15 $16.17 0	$13.10 $14.15 0	$13.09 $13.10 0	$11.97 $13.09 0	$10.00 $11.97 0	-	$10.00 4-27-09

Financial Information for Separate Account I of National Integrity Life (AnnuiChoice)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice contracts with a mortality and expense risk charge of 1.00% sold prior to approximately July 31, 2006: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
American Funds I.S. Bond, Class 4 (1919) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.86 $10.08 0	$10.00 $9.86 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1926) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.60 $10.71 0	$9.35 $9.60 0	$10.00 $9.35 0	-	-	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1921) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.11 $14.42 0	$11.18 $11.11 0	$10.58 $11.18 2,672	$10.48 $10.58 0	$10.00 $10.48 0	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1923) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.76 $16.16 0	$11.80 $12.76 0	$11.18 $11.80 0	$10.43 $11.18 0	$10.00 $10.43 0	-	-	-	-	-	$10.00 12-12-13

AC2N - 81

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
American Funds I.S. Growth-Income, Class 4 (1924) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.59 $15.22 0	$11.43 $12.59 0	$11.41 $11.43 0	$10.44 $11.41 0	$10.00 $10.44 0	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1925) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.88 $12.37 8	$10.25 $10.88 9	$10.46 $10.25 9	$10.27 $10.46 9	$10.00 $10.27 0	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. New World, Class 4 (1922) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.33 $11.92 0	$8.97 $9.33 0	$9.38 $8.97 2,352	$10.31 $9.38 0	$10.00 $10.31 0	-	-	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1977) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.09 $18.54 22	$14.25 $14.09 22	$13.50 $14.25 23	$12.56 $13.50 23	$9.51 $12.56 540	$8.46 $9.51 872	$10.00 $8.46 733	-	-	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1976) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.23 $12.64 596	$10.93 $11.23 3,237	$11.15 $10.93 3,299	$11.05 $11.15 3,520	$9.75 $11.05 3,271	$8.96 $9.75 3,174	$10.00 $8.96 21,729	-	-	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1917) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.65 $11.29 0	$10.00 $10.65 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1918) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.88 $10.10 0	$10.00 $9.88 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (1987) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.76 $17.72 0	$13.95 $15.76 384	$14.83 $13.95 385	$13.33 $14.83 267	$9.77 $13.33 267	$8.32 $9.77 0	$10.00 $8.32 0	-	-	-	$10.00 4-28-11

AC2N - 82

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
Columbia Variable Portfolio – Small Cap Value, Class 2 (1972) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.53 $29.94 0	$20.19 $26.53 0	$21.77 $20.19 0	$21.34 $21.77 0	$16.08 $21.34 0	$14.60 $16.08 0	$15.71 $14.60 0	$12.55 $15.71 0	$10.00 $12.55 0	-	$10.00 5-2-09
Deutsche Small Cap Index, Class B (760) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$26.25 $29.64 457	$21.97 $26.25 1,012	$23.32 $21.97 1,029	$22.55 $23.32 1,048	$16.47 $22.55 1,068	$14.36 $16.47 2,216	$15.20 $14.36 3,797	$12.17 $15.20 4,847	$9.74 $12.17 8,404	$14.98 $9.74 10,090	$10.00
Fidelity VIP Asset Manager, Service Class 2 (707) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.94 $20.20 2,249	$17.62 $17.94 3,048	$17.81 $17.62 3,446	$17.05 $17.81 4,092	$14.93 $17.05 5,755	$13.44 $14.93 5,847	$13.97 $13.44 7,235	$12.38 $13.97 7,599	$9.71 $12.38 11,370	$13.80 $9.71 11,247	$10.00
Fidelity VIP Balanced, Service Class 2 (712) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.94 $24.08 11,150	$19.77 $20.94 13,820	$19.90 $19.77 13,947	$18.27 $19.90 15,825	$15.47 $18.27 14,205	$13.61 $15.47 16,355	$14.30 $13.61 18,322	$12.26 $14.30 19,383	$8.95 $12.26 16,963	$13.74 $8.95 16,484	$10.00
Fidelity VIP Contrafund, Service Class 2 (709) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$28.29 $34.05 26,582	$26.52 $28.29 30,975	$26.68 $26.52 33,035	$24.14 $26.68 34,757	$18.62 $24.14 38,515	$16.19 $18.62 58,396	$16.82 $16.19 75,477	$14.53 $16.82 83,239	$10.84 $14.53 98,480	$19.10 $10.84 125,885	$10.00
Fidelity VIP Disciplined Small Cap, Service Class 2 (781) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.79 $17.75 3,846	$13.86 $16.79 2,430	$14.32 $13.86 2,430	$13.78 $14.32 2,430	$10.09 $13.78 2,700	$8.60 $10.09 2,691	$8.82 $8.60 2,748	$7.13 $8.82 4,492	$5.90 $7.13 4,647	$9.03 $5.90 5,147	$10.00 4-27-07
Fidelity VIP Equity-Income, Service Class 2 (702) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.58 $22.96 17,357	$17.66 $20.58 19,853	$18.63 $17.66 14,137	$17.35 $18.63 14,895	$13.71 $17.35 16,003	$11.83 $13.71 20,321	$11.87 $11.83 25,786	$10.43 $11.87 30,905	$8.11 $10.43 39,632	$14.33 $8.11 47,158	$10.00
Fidelity VIP Freedom 2010, Service Class 2 (782) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.42 $14.99 0	$12.88 $13.42 0	$13.08 $12.88 0	$12.68 $13.08 0	$11.32 $12.68 0	$10.24 $11.32 0	$10.39 $10.24 0	$9.33 $10.39 0	$7.60 $9.33 0	$10.26 $7.60 0	$10.00 4-30-07

AC2N - 83

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
Fidelity VIP Freedom 2015, Service Class 2 (783) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.41 $15.24 0	$12.83 $13.41 0	$13.02 $12.83 0	$12.59 $13.02 0	$11.15 $12.59 0	$10.06 $11.15 0	$10.22 $10.06 0	$9.15 $10.22 0	$7.39 $9.15 0	$10.27 $7.39 0	$10.00 4-30-07
Fidelity VIP Freedom 2020, Service Class 2 (784) Unit value at beginning of period Unit Value at end of period Units outstanding at end of period	$13.20 $15.19 0	$12.60 $13.20 0	$12.78 $12.60 0	$12.35 $12.78 0	$10.78 $12.35 0	$9.63 $10.78 0	$9.85 $9.63 0	$8.71 $9.85 0	$6.84 $8.71 0	$10.28 $6.84 0	$10.00 4-30-07
Fidelity VIP Freedom 2025, Service Class 2 (785) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.71 $15.96 0	$13.07 $13.71 0	$13.27 $13.07 0	$12.78 $13.27 0	$10.79 $12.78 0	$9.49 $10.79 0	$9.82 $9.49 0	$8.59 $9.82 0	$6.68 $8.59 0	$10.28 $6.68 0	$10.00 4-30-07
Fidelity VIP Freedom 2030, Service Class 2 (786) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.31 $15.91 0	$12.64 $13.31 0	$12.84 $12.64 0	$12.38 $12.84 0	$10.30 $12.38 0	$9.03 $10.30 0	$9.39 $9.03 0	$8.18 $9.39 0	$6.30 $8.18 0	$10.30 $6.30 0	$10.00 4-30-07
Fidelity VIP Government Money Market, Initial Class (1927) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.85 $9.82 9,161	$9.93 $9.85 17,663	$10.00 $9.93 20,502	-	-	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (703) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.10 $24.16 6,024	$18.19 $18.10 8,264	$17.18 $18.19 5,067	$15.63 $17.18 5,408	$11.61 $15.63 4,951	$10.25 $11.61 8,734	$10.36 $10.25 10,274	$8.45 $10.36 19,899	$6.67 $8.45 11,740	$12.78 $6.67 16,734	$10.00
Fidelity VIP High Income, Service Class 2 (705) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.25 $24.61 6,991	$20.57 $23.25 9,397	$21.61 $20.57 9,475	$21.64 $21.61 10,192	$20.68 $21.64 9,287	$18.33 $20.68 9,720	$17.85 $18.33 14,523	$15.86 $17.85 23,596	$11.17 $15.86 31,402	$15.07 $11.17 32,333	$10.00
Fidelity VIP Index 500, Service Class 2 (708) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.50 $24.64 10,286	$18.55 $20.50 20,094	$18.54 $18.55 25,061	$16.53 $18.54 20,902	$12.66 $16.53 21,110	$11.06 $12.66 37,360	$10.97 $11.06 41,212	$9.66 $10.97 43,886	$7.73 $9.66 50,994	$12.42 $7.73 63,670	$10.00

AC2N - 84

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
Fidelity VIP Investment Grade Bond, Service Class 2 (706) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.02 $17.52 1,187	$16.45 $17.02 9,467	$16.76 $16.45 9,490	$16.03 $16.76 12,694	$16.54 $16.03 12,820	$15.82 $16.54 14,496	$14.93 $15.82 31,903	$14.02 $14.93 43,908	$12.26 $14.02 67,432	$12.83 $12.26 111,615	$10.00
Fidelity VIP Mid Cap, Service Class 2 (714) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$37.20 $44.40 8,611	$33.57 $37.20 8,222	$34.47 $33.57 8,328	$32.84 $34.47 8,566	$24.42 $32.84 10,731	$21.53 $24.42 15,431	$24.39 $21.53 30,772	$19.16 $24.39 28,639	$13.85 $19.16 20,738	$23.17 $13.85 35,306	$10.00
Fidelity VIP Overseas, Service Class 2 (704) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.09 $20.70 7,544	$17.15 $16.09 7,479	$16.77 $17.15 9,185	$18.47 $16.77 11,208	$14.34 $18.47 12,707	$12.03 $14.34 9,733	$14.70 $12.03 21,626	$13.16 $14.70 26,510	$10.53 $13.16 30,989	$18.98 $10.53 39,635	$10.00
Fidelity VIP Target Volatility, Service Class 2 (1920) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.95 $12.60 0	$10.53 $10.95 0	$10.78 $10.53 0	$10.29 $10.78 0	$10.00 $10.29 0	-	-	-	-	-	$10.00 12-12-13
FT Franklin Income VIP, Class 2 (770) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.70 $26.82 3,403	$21.88 $24.70 6,328	$23.78 $21.88 6,348	$22.96 $23.78 7,216	$20.35 $22.96 9,194	$18.25 $20.35 12,511	$18.00 $18.25 12,081	$16.14 $18.00 18,133	$12.02 $16.14 28,043	$17.27 $12.02 31,265	$10.00
FT Franklin Growth & Income VIP, Class 2 (771) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$23.18 $26.59 7,507	$20.98 $23.18 8,067	$21.39 $20.98 7,854	$19.79 $21.39 8,849	$15.43 $19.79 10,478	$13.88 $15.43 59,278	$13.70 $13.88 65,747	$11.86 $13.70 77,836	$9.46 $11.86 38,578	$14.74 $9.46 46,238	$10.00
FT Franklin Large Cap Growth VIP, Class 2 (772) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$21.31 $27.02 2,504	$21.91 $21.31 2,507	$20.96 $21.91 2,167	$18.82 $20.96 3,722	$14.78 $18.82 3,661	$13.29 $14.78 2,971	$13.63 $13.29 2,702	$12.33 $13.63 3,970	$9.60 $12.33 7,025	$14.82 $9.60 3,624	$10.00
FT Franklin Mutual Shares VIP, Class 2 (774) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$24.67 $26.46 6,803	$21.47 $24.67 9,425	$22.81 $21.47 9,470	$21.51 $22.81 10,659	$16.94 $21.51 11,445	$14.98 $16.94 19,946	$15.29 $14.98 27,311	$13.89 $15.29 37,135	$11.13 $13.89 30,470	$17.88 $11.13 42,012	$10.00

AC2N - 85

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
FT Franklin Small Cap Value VIP, Class 2 (787) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.98 $18.61 0	$13.18 $16.98 0	$14.37 $13.18 0	$14.43 $14.37 1,732	$10.70 $14.43 1,842	$9.13 $10.70 10,748	$9.58 $9.13 12,734	$7.55 $9.58 13,436	$5.90 $7.55 16,624	$8.90 $5.90 11,869	$10.00 4-30-07
FT Templeton Foreign VIP, Class 2 (773) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.96 $24.22 2,256	$19.75 $20.96 2,759	$21.34 $19.75 2,812	$24.25 $21.34 3,033	$19.92 $24.25 3,466	$17.02 $19.92 3,442	$19.24 $17.02 4,231	$17.93 $19.24 4,990	$13.21 $17.93 8,109	$22.38 $13.21 9,987	$10.00
FT Templeton Global Bond VIP, Class 2 (1979) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.50 $9.59 0	$9.33 $9.50 0	$9.84 $9.33 0	$9.76 $9.84 0	$10.00 $9.76 0	-	-	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (775) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.68 $24.27 1,319	$19.06 $20.68 1,323	$20.59 $19.06 1,322	$21.40 $20.59 1,322	$16.52 $21.40 311	$13.79 $16.52 327	$14.97 $13.79 330	$14.08 $14.97 6,133	$10.85 $14.08 2,234	$19.00 $10.85 5,045	$10.00
Guggenheim VT Global Managed Futures Strategy (1971) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$6.36 $6.85 1,065	$7.54 $6.36 1,066	$7.74 $7.54 1,317	$6.97 $7.74 1,721	$6.86 $6.97 1,042	$7.81 $6.86 1,060	$8.63 $7.81 1,350	$9.04 $8.63 5,816	$9.51 $9.04 40,362	$10.00 $9.51 984	$10.00 11-24-08
Guggenheim VT Long Short Equity (1777) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.17 $11.56 192	$10.21 $10.17 193	$10.18 $10.21 194	$10.00 $10.18 387	$8.60 $10.00 49	$8.32 $8.60 49	$8.99 $8.32 394	$8.17 $8.99 394	$6.48 $8.17 394	$10.00 $6.48 919	$10.00 5-1-08
Guggenheim VT Multi-Hedge Strategies (1758) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.97 $9.21 11,779	$9.11 $8.97 11,849	$9.03 $9.11 11,875	$8.72 $9.03 12,142	$8.66 $8.72 11,625	$8.56 $8.66 23,580	$8.36 $8.56 3,680	$7.96 $8.36 11,648	$8.31 $7.96 19,637	$10.00 $8.31 50,488	$10.00 5-1-08
Invesco V.I. American Franchise, Series II (767) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$25.08 $31.54 0	$24.83 $25.08 0	$23.95 $24.83 0	$22.36 $23.95 0	$16.16 $22.36 0	$14.39 $16.16 372	$15.53 $14.39 372	$13.12 $15.53 373	$8.00 $13.12 373	$15.88 $8.00 0	$10.00

AC2N - 86

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
Invesco V.I. American Value, Series II (1799) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.34 $18.83 8	$15.20 $17.34 152	$16.94 $15.20 158	$15.63 $16.94 165	$11.79 $15.63 1,160	$10.17 $11.79 0	$10.19 $10.17 0	$8.42 $10.19 0	$6.11 $8.42 608	$10.00 $6.11 0	$10.00 5-1-08
Invesco V.I. Comstock, Series II (764) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$27.19 $31.66 2,071	$23.48 $27.19 2,109	$25.28 $23.48 2,149	$23.41 $25.28 2,190	$17.43 $23.41 1,310	$14.81 $17.43 1,310	$15.28 $14.81 1,309	$13.34 $15.28 1,720	$10.49 $13.34 1,872	$16.51 $10.49 8,435	$10.00
Invesco V.I. International Growth, Series II (1975) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.63 $12.92 0	$10.81 $10.63 0	$11.22 $10.81 0	$11.32 $11.22 0	$9.63 $11.32 0	$8.44 $9.63 0	$10.00 $8.44 0	-	-	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Series II (1928) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.36 $12.53 0	$10.00 $10.36 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (788) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.62 $15.86 1,970	$13.36 $14.62 6,967	$13.65 $13.36 6,972	$13.40 $13.65 6,980	$14.84 $13.40 6,991	$12.71 $14.84 7,003	$12.01 $12.71 12,274	$11.06 $12.01 17,596	$8.58 $11.06 10,519	$10.20 $8.58 2,148	$10.00 4-28-07
Morgan Stanley VIF Emerging Markets Equity Share, Class II (768) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$30.96 $41.39 552	$29.33 $30.96 2,204	$33.18 $29.33 1,793	$35.11 $33.18 2,736	$35.86 $35.11 2,764	$30.23 $35.86 4,162	$37.34 $30.23 9,644	$31.71 $37.34 9,612	$18.83 $31.71 17,897	$43.96 $18.83 9,629	$10.00
Morgan Stanley VIF U.S. Real Estate, Class II (789) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.70 $12.94 11	$12.04 $12.70 204	$11.94 $12.04 213	$9.31 $11.94 364	$9.25 $9.31 1,713	$8.08 $9.25 4,873	$7.72 $8.08 13,110	$6.02 $7.72 18,045	$4.73 $6.02 2,340	$7.72 $4.73 25,684	$10.00 4-28-07
PIMCO VIT All Asset, Advisor Class (790) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.60 $14.15 0	$11.28 $12.60 1,161	$12.54 $11.28 1,163	$12.61 $12.54 1,462	$12.72 $12.61 1,465	$11.20 $12.72 3,908	$11.10 $11.20 5,741	$9.92 $11.10 5,742	$8.25 $9.92 6,544	$10.00 $8.25 6,443	$10.00 5-1-08

AC2N - 87

	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
PIMCO VIT CommodityReal Return Strategy, Advisor Class (1710) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$4.47 $4.51 0	$3.93 $4.47 0	$5.34 $3.93 409	$6.62 $5.34 782	$7.84 $6.62 73	$7.54 $7.84 4,938	$8.23 $7.54 5,434	$6.69 $8.23 7,129	$4.77 $6.69 4,192	$10.00 $4.77 2,078	$10.00 5-1-08
PIMCO VIT Foreign Bond (US Dollar Hedged), Advisor Class (1929) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.30 $10.46 0	$10.00 $10.30 0	-	-	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1978) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.09 $10.88 0	$10.14 $10.09 0	$10.39 $10.14 0	$8.47 $10.39 0	$10.00 $8.47 0	-	-	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1743) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.64 $11.67 238	$11.61 $11.64 239	$11.70 $11.61 239	$11.73 $11.70 312	$11.88 $11.73 1,703	$11.35 $11.88 1,629	$11.35 $11.35 3,383	$10.90 $11.35 19,671	$9.72 $10.90 28,690	$10.00 $9.72 0	$10.00 5-1-08
PIMCO VIT Real Return, Advisor Class (1746) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.19 $12.49 0	$11.71 $12.19 6,864	$12.17 $11.71 7,937	$11.94 $12.17 7,937	$13.30 $11.94 8,762	$12.36 $13.30 33,898	$11.19 $12.36 39,694	$10.47 $11.19 30,131	$8.94 $10.47 11,399	$10.00 $8.94 0	$10.00 5-1-08
PIMCO VIT Total Return, Advisor Class (1755) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.56 $14.08 8,178	$13.36 $13.56 20,489	$13.44 $13.36 20,496	$13.03 $13.44 21,374	$13.44 $13.03 19,863	$12.40 $13.44 28,493	$12.10 $12.40 75,621	$11.32 $12.10 92,440	$10.04 $11.32 126,418	$10.00 $10.04 19,941	$10.00 5-1-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1988) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.41 $11.73 0	$9.90 $10.41 0	$10.69 $9.90 0	$10.51 $10.69 0	$10.00 $10.51 0	-	-	-	-	-	$10.00 4-30-13
Touchstone VST Active Bond (751) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.22 $16.63 2,500	$15.46 $16.22 13,300	$15.82 $15.46 14,092	$15.39 $15.82 14,783	$15.89 $15.39 15,581	$15.25 $15.89 17,150	$14.20 $15.25 38,217	$13.33 $14.20 27,569	$11.72 $13.33 16,858	$12.24 $11.72 23,182	$10.00

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	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
Touchstone VST Focused (747) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$33.83 $38.06 13,318	$30.21 $33.83 14,281	$29.92 $30.21 16,315	$26.72 $29.92 4,996	$20.02 $26.72 5,269	$16.86 $20.02 5,205	$19.21 $16.86 6,992	$15.95 $19.21 8,158	$11.59 $15.95 13,149	$19.42 $11.59 14,504	$10.00
Touchstone VST Large Cap Core Equity (750) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.44 $23.35 1,086	$18.04 $19.44 1,435	$18.99 $18.04 1,658	$16.69 $18.99 1,883	$12.82 $16.69 2,399	$11.55 $12.82 3,203	$11.33 $11.55 4,775	$10.20 $11.33 11,848	$8.30 $10.20 13,123	$12.94 $8.30 19,934	$10.00
Touchstone VST Aggressive ETF (1782) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.80 $20.68 22,175	$16.66 $17.80 22,969	$16.84 $16.66 23,507	$15.83 $16.84 24,167	$13.01 $15.83 41,009	$11.67 $13.01 16,699	$11.79 $11.67 32,092	$10.52 $11.79 30,661	$8.73 $10.52 32,389	$12.45 $8.73 41,157	$10.00
Touchstone VST Conservative ETF (1780) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.56 $16.96 474	$14.89 $15.56 730	$15.07 $14.89 740	$14.47 $15.07 773	$13.47 $14.47 677	$12.75 $13.47 992	$12.45 $12.75 2,084	$11.56 $12.45 905	$10.44 $11.56 906	$11.65 $10.44 908	$10.00
Touchstone VST Moderate ETF (1781) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.06 $19.20 12,161	$16.13 $17.06 13,529	$16.32 $16.13 14,201	$15.42 $16.32 14,500	$13.39 $15.42 25,573	$12.30 $13.39 29,256	$12.20 $12.30 40,705	$11.08 $12.20 44,687	$9.53 $11.08 48,237	$12.08 $9.53 28,466	$10.00
Touchstone VST Aggressive ETF, Guaranteed Return Plus Option (793) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$20.43 $23.58 0	$19.23 $20.43 0	$19.57 $19.23 0	$18.50 $19.57 0	$15.29 $18.50 0	$13.81 $15.29 0	$14.04 $13.81 0	$12.60 $14.04 0	$10.00 $12.60 0	-	$10.00 4-27-09
Touchstone VST Conservative ETF, Guaranteed Return Plus Option (791) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.52 $15.73 0	$13.98 $14.52 0	$14.24 $13.98 0	$13.75 $14.24 0	$12.88 $13.75 0	$12.27 $12.88 0	$12.05 $12.27 0	$11.25 $12.05 0	$10.00 $11.25 0	-	$10.00 4-27-09
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	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008	Inception Value & Date
Touchstone VST Moderate ETF, Guaranteed Return Plus Option (792) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$17.70 $19.79 0	$16.83 $17.70 0	$17.14 $16.83 0	$16.28 $17.14 0	$14.23 $16.28 0	$13.15 $14.23 0	$13.12 $13.15 0	$11.99 $13.12 0	$10.00 $11.99 0	-	$10.00 4-27-09
Fidelity Disciplined Small Cap Service Class II (1786) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.54 $17.46 20,717	$13.68 $16.54 18,268	$14.15 $13.68 6,492	$13.64 $14.15 275	$10.00 $13.64 862	$8.54 $10.00 75	$8.77 $8.54 0	$7.10 $8.77 0	$5.89 $7.10 0	$9.02 $5.89 0	$10.00 4-30-07

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Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.	contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a contribution

Example Assumptions
Expense assumptions assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Contribution:                             $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the contribution:    6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method
The Free Withdrawal Amount is calculated as:

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$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

AC2N - 92

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:

•	Contribution to a GRO - $50,000.00

•	Guarantee Period - 7 Years

•	Withdrawal - at the end of year three of the 7-year Guarantee Period

•	No prior partial withdrawals or transfers

•	Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000.00 contribution is $70,110.76 at the end of the Guarantee Period. After three years, the GRO Value is $57,786.68.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we do not declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal
Upon a full withdrawal, the MVA factor would be:
-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,187.45 in the value of the GRO: -$3,187.45 = -0.0551589 x $57,786.68

The Adjusted Account Value would be: $54,599.23 = $57,786.68 - $3,187.45

A withdrawal charge of 5% would be assessed against the $50,000.00 original contribution:
            $2,500.00 = $50,000.00 x .05

Thus, the amount payable on a full withdrawal would be: $52,099.23 = $57,786.68 – $3,187.45 – $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, we would first determine the Free Withdrawal Amount:
$5,778.67 = $57,786.68 x .10

The amount subject to a 5% withdrawal charge (non-free amount) would be:
$14,221.33 = $20,000.00 – $5,778.67

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:     - $784.43 = -0.0551589 x $14,221.33

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The withdrawal charge would be: $789.78 = [($14,221.33 (the non-free amount) + $784.43 (the negative MVA)) / (1-.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 + $784.43)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$21,574.21 = $20,000.00 + $784.43 + $789.78

The value remaining in the GRO after the withdrawal would be: $36,212.47 = $57,786.68 – $21,574.21

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal
Upon a full withdrawal, the MVA would be:
0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO: $1,680.96 = 0.0290890 x $57,786.68

The Adjusted Account Value would be: $59,467.64 = $57,786.68 + $1,680.96

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:
$2,500 = $50,000.00 x .05

Thus, the amount payable on a full withdrawal would be: $56,967.64 = $57,786.68 + $1,680.96 - $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000.00 was requested, the Free Withdrawal Amount and non-free amount (which is subject to a 5% withdrawal charge) would first be determined as above:

Free Amount = $ 5,778.67        Non-Free Amount = $14,221.33

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:
$413.68 = 0.0290890 x $14,221.33

The withdrawal charge would be: $726.72 = [($14,221.33 (the non-free amount) – $413.68 (the positive MVA) / (1-.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] – ($14,221.33 – $413.68)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$20,313.04 = $20,000.00 – $413.68 + $726.72

The value remaining in the GRO after the withdrawal would be: $37,473.64 = $57,786.68 – $20,313.04

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

AC2N - 94

Appendix D
Parties to the Contract

Owner
•    Chooses parties to the contract.
•    Can change beneficiaries any time before death of owner or annuitant.
•    Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•    Responsible for any tax penalties for withdrawals taken before age 59½.
•    Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•    Must be a natural person.
•    The measuring life for the Annuity Benefit.
•    The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•    Has no rights under the contract.

Joint Owner (Optional)
•    Shares in all ownership rights with owner.
•    Will be co-payee on all withdrawals and annuity payments with the owner.
•    Both joint owners must execute all choices and changes to the contract.
•    If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary
•    Must be designated by the owner as owner's beneficiary.
•    Must receive a Distribution on Death of owner if the Annuitant is still alive.
•    Responsible for taxes on distribution.
•    If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•    Must be designated by the owner as the Annuitant's beneficiary.
•    Is entitled to the Death Benefit under the contract when the Annuitant dies.
•    Is generally responsible for paying any taxes due on the Death Benefit paid.
•    If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D – continued
Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

AC2N - 96

Appendix E-1

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contribution has been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on date GLIA Rider is purchased = 63; Spousal Annuitant's age on date GLIA Rider is purchased = 60

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal of $776 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	63	60	$100,000	N/A	$0	$0	$104,500	$4,000 (C)	$104,000 (C)	$104,500 (D)	$104,500
2	64	61	$0	N/A	$0	$0	$107,635	$4,000 (C)	$108,000 (C)	$107,635 (D)	$108,000
3	65	62	$0	N/A	$0	$0	$111,940	$4,000 (C)	$112,000 (C)	$111,940 (D)	$112,000
4	66	63	$0	N/A	$0	$0	$115,310	$4,000 (C)	$116,000 (C)	$115,310 (D)	$116,000
5	67	64	$0	N/A	$0	$0	$113,004	$4,000 (C)	$120,000 (C)	$115,310	$120,000
6	68	65	$0	$5,400 (E)	$5,400	$0	$107,604	$0	$120,000	$115,310	$120,000
7	69	66	$0	$5,400	$5,400	$0	$97,900	$0	$120,000	$115,310	$120,000
8	70	67	$0	$5,400	$5,400	$0	$94,458	$0	$120,000	$115,310	$120,000
9	71	68	$0	$5,400	$5,400	$0	$89,058	$0	$120,000	$115,310	$120,000
10	72	69	$10,000(F)	$5,850 (F)	$5,850	$0	$91,226	$0	$130,000 (F)	$125,310 (F)	$130,000
11	73	70	$0	$5,850	$5,850	$0	$86,289	$0	$130,000	$125,310	$130,000

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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
12	74	71	$0	$5,850	$5,850	$0	$76,987	$0	$130,000	$125,310	$130,000
13	75	72	$0	$5,850	$5,850	$0	$72,677	$0	$130,000	$125,310	$130,000
14	76	73	$0	$5,850	$6,626 (G)	$1,493 (G)	$66,778	$0	$128,507 (G)	$123,817 (G)	$128,507
15	77	74	$0	$5,783(G)	$5,783	$0	$61,663	$0	$128,507	$123,817	$128,507
16	78	75	$0	$5,783	$5,783	$0	$58,346	$0	$128,507	$123,817	$128,507
17	79	76	$0	$5,783	$5,783	$0	$53,147	$0	$128,507	$123,817	$128,507
18	80	77	$0	$5,783	$5,783	$0	$46,301	$0	$128,507	$123,817	$128,507
19	81	78	$0	$5,783	$5,783	$0	$38,203	$0	$128,507	$123,817	$128,507
20	82	79	$0	$5,783	$5,783	$0	$33,949	$0	$128,507	$123,817	$128,507
21	83	80	$0	$5,783	$5,783	$0	$27,826	$0	$128,507	$123,817	$128,507
22	84	81	$0	$5,783	$5,783	$0	$22,878	$0	$128,507	$123,817	$128,507
23	85	82	$0	$5,783	$5,783	$0	$17,782	$0	$128,507	$123,817	$128,507
24	86	83	$0	$5,783	$5,783	$0	$11,288	$0	$128,507	$123,817	$128,507
25	87	84	$0	$5,783	$5,783	$0	$4,941	$0	$128,507	$123,817	$128,507
26	88	85	$0	$5,783(H)	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
27	89	86	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
28	90	87	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
29	91	88	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
30	92	89	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
31+	93	90	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
*APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) X $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

AC2N - 98

(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.5% (Withdrawal Percentage) x $120,000 (Payment Base) = $5,400 (LPA)

(F) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•	$120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•	$115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•	4.5% (Withdrawal Percentage) x $130,000 (Payment Base) =$5,850 (LPA)

(G) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $67,554, equal to the Account Value after withdrawal ($66,778) plus the withdrawal amount ($776). It is calculated as follows:

•	$776 (Nonguaranteed Withdrawal amount) x 1.9244 ($130,000 Payment Base divided by $67,554 Account Value) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•	$125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H) In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

AC2N - 99

Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on date GLIA Rider is purchased = 55

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-7, 9-13

•	Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$4,000 (C)	$104,000 (C)	$100,000 (D)	$104,000
2	56		N/A	$0	$0	$98,010	$4,000 (C)	$108,000 (C)	$100,000	$108,000
3	57		N/A	$0	$0	$95,070	$4,000(C)	$112,000 (C)	$100,000	$112,000
4	58		N/A	$0	$0	$92,218	$4,000(C)	$116,000 (C)	$100,000	$116,000
5	59		N/A	$0	$0	$91,295	$4,000 (C)	$120,000 (C)	$100,000	$120,000
6	60		$4,800 (E)	$4,800(E)	$0	$87,408	$0	$120,000	$100,000	$120,000
7	61		$4,800	$4,800	$0	$83,482	$0	$120,000	$100,000	$120,000
8	62		$4,800	$25,000 (F)	$30,484 (F)	$59,317	$0	$89,516(F)	$69,516(F)	$89,516
9	63		$3,581(F)	$3,581	$0	$55,143	$0	$89,516	$69,516	$89,516
10	64		$3,581	$3,581	$0	$51,011	$0	$89,516	$69,516	$89,516
11	65		$3,581	$3,581	$0	$44,880	$0	$89,516	$69,516	$89,516
12	66		$3,581	$3,581	$0	$41,748	$0	$89,516	$69,516	$89,516
13	67		$3,581	$3,581	$0	$38,168	$0	$89,516	$69,516	$89,516
14	68		$3,581	$38,168 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

AC2N - 100

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.0% (Withdrawal Percentage) x $120,000 (Payment Base) = $4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $79,517, equal to the Account Value after withdrawal ($59,317) plus the Nonguaranteed Withdrawal amount ($20,200). It is calculated as follows:

•	$20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•	$100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

AC2N - 101

Appendix E-2

Illustration of Guaranteed Lifetime Income Advantage Plus

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Roll-Ups and Step-Ups have been applied. It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on the Contract Date = 55; Spousal Annuitant's age on the Contract Date = 52

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $518 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$107,500	$7,000 (C)	$107,000 (C)	$107,500 (D)	$107,500
2	56	53		N/A	$0	$0	$107,635	$7,000 (C)	$114,000 (C)	$107,635 (D)	$114,000
3	57	54		N/A	$0	$0	$111,940	$7,000 (C)	$121,000 (C)	$111,940 (D)	$121,000
4	58	55		N/A	$0	$0	$115,310	$7,000 (C)	$128,000 (C)	$115,310 (D)	$128,000
5	59	56		N/A	$0	$0	$113,004	$7,000 (C)	$135,000 (C)	$115,310	$135,000
6	60	57		N/A	$0	$0	$113,004	$7,000 (C)	$142,000 (C)	$115,310	$142,000
7	61	58		N/A	$0	$0	$108,483	$7,000 (C)	$149,000 (C)	$115,310	$149,000
8	62	59		N/A	$5,000 (E)	$6,733 (E)	$105,653	$0	$142,267 (E)	$108,577 (E)	$142,267
9	63	60		$5,122(F)	$5,122	$0	$100,531	$0	$142,267	$108,577	$142,267
10	64	61	$10,000(G)	$5,482 (G)	$5,482	$0	$103,261	$0	$152,267 (G)	$118,577 (G)	$152,267
11	65	62		$5,482	$5,482	$0	$99,005	$0	$152,267	$118,577	$152,267
12	66	63		$5,482	$5,482	$0	$89,756	$0	$152,267	$118,577	$152,267
13	67	64		$5,482	$5,482	$0	$86,262	$0	$152,267	$118,577	$152,267

AC2N - 102

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
14	68	65		$5,482	$6,000 (H)	$967 (H)	$81,060	$0	$151,300 (H)	$117,610 (H)	$151,300
15	69	66		$5,447 (H)	$5,447	$0	$76,632	$0	$151,300	$117,610	$151,300
16	70	67		$5,447	$5,447	$0	$74,459	$0	$151,300	$117,610	$151,300
17	71	68		$5,447	$5,447	$0	$69,965	$0	$151,300	$117,610	$151,300
18	72	69		$5,447	$5,447	$0	$63,327	$0	$151,300	$117,610	$151,300
19	73	70		$5,447	$5,447	$0	$54,922	$0	$151,300	$117,610	$151,300
20	74	71		$5,447	$5,447	$0	$51,881	$0	$151,300	$117,610	$151,300
21	75	72		$5,447	$5,447	$0	$46,124	$0	$151,300	$117,610	$151,300
22	76	73		$5,447	$5,447	$0	$42,269	$0	$151,300	$117,610	$151,300
23	77	74		$5,447	$5,447	$0	$38,298	$0	$151,300	$117,610	$151,300
24	78	75		$5,447	$5,447	$0	$31,528	$0	$151,300	$117,610	$151,300
25	79	76		$5,447	$5,447	$0	$24,713	$0	$151,300	$117,610	$151,300
26	80	77		$5,447	$5,447	$0	$18,733	$0	$151,300	$117,610	$151,300
27	81	78		$5,447	$5,447	$0	$14,431	$0	$151,300	$117,610	$151,300
28	82	79		$5,447	$5,447	$0	$9,626	$0	$151,300	$117,610	$151,300
29	83	80		$5,447	$5,447	$0	$4,195	$0	$151,300	$117,610	$151,300
30	84	81		$5,447 (I)	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
31+	85	82		$5,447	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•	7.00% (Roll-Up Percentage) X $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 7 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $135,000+ $7,000 = $142,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $142,000+ $7,000 = $149,000.

AC2N - 103

(D) In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000). After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($107,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $110,653, equal to the Account Value after withdrawal ($105,653) plus the withdrawal amount ($5,000). It is calculated as follows:

•	$5,000 (Nonguaranteed Withdrawal amount) x 1.34655 ($149,000 Benefit Base divided by $110,653 Account Value) = $6,733 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•	$149,000 Roll-Up Base – $6,733 Adjusted Nonguaranteed Withdrawal amount = $142,267 Roll-Up Base after the Nonguaranteed Withdrawal

•	$115,310 Step-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $108,577 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date. The LPA is the Withdrawal Percentage times the Benefit Base times the Spousal Factor:

•	4.0% (Withdrawal Percentage) x $142,267 (Benefit Base) x 90% (Spousal Factor) = $5,122 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.

•	$142,267 Roll-Up Base + $10,000 additional contribution amount = $152,267 Roll-Up Base after the additional contribution.

•	$108,577 Step-Up Base + $10,000 additional contribution amount = $118,577 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:

•	4.0% (Withdrawal Percentage) x $152,267 (Benefit Base) x 90% (Spousal Factor) = $5,482 (LPA)

(H) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $518 ($6,000 amount withdrawn - $5,482 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $81,578, equal to the Account Value after withdrawal ($81,060) plus the Nonguaranteed Withdrawal amount ($518). It is calculated as follows:

AC2N - 104

•	$518 (Nonguaranteed Withdrawal amount) x 1.86652 ($152,267 Benefit Base divided by $81,578 Account Value) = $967 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$152,267 Roll-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $151,300 Roll-Up Base after the Nonguaranteed Withdrawal.

•	$118,577 Step-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $117,610 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $151,300 x 4.0% x 90% = $5,447.

(I) In Contract Year 30, the Account Value is reduced to zero; however the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.

AC2N - 105

Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on the Contract Date = 59

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-11 and 13

•	Nonguaranteed Withdrawal in Contract Year 12 in the amount of $18,784

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	59	$100,000	N/A	$0	$0	$99,000	$7,000 (C)	$107,000 (C)	$100,000 (D)	$107,000
2	60		N/A	$0	$0	$98,010	$7,000 (C)	$114,000 (C)	$100,000	$114,000
3	61		N/A	$0	$0	$95,070	$7,000(C)	$121,000 (C)	$100,000	$121,000
4	62		N/A	$0	$0	$92,218	$7,000(C)	$128,000 (C)	$100,000	$128,000
5	63		N/A	$0	$0	$91,295	$7,000 (C)	$135,000 (C)	$100,000	$135,000
6	64		$5,400 (E)	$5,400(E)	$0	$99,408	$0	$135,000	$100,000	$135,000
7	65		$5,400	$5,400	$0	$115,482	$0	$135,000	$115,482(F)	$135,000
8	66		$5,400	$5,400	$0	$128,317	$0	$135,000	$128,317	$135,000
9	67		$6,216(G)	$6,216	$0	$138,143	$0	$135,000	$138,143(G)	$138,143(G)
10	68		$6,216	$6,216	$0	$121,175	$0	$135,000	$138,143	$138,143
11	69		$6,216	$6,216	$0	$99,880	$0	$135,000	$138,143	$138,143
12	70		$6,216	$25,000 (H)	$42,868	$41,748	$0	$92,132(H)	$95,275(H)	$95,275
13	71		$4,287(H)	$4,287	$0	$38,168	$0	$92,132	$95,275	$95,275
14	72		$4,287	$38,168 (I)	N/A	$0	$0	$0	$0	$0
15	73		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

AC2N - 106

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•	7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 5 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000.

(D) In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Benefit Base:

•	4.0% (Withdrawal Percentage) X $135,000 (Benefit Base) = $5,400 (LPA)

(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1 ($100,000). However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.

(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($100,000). After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($135,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143. Because the Annuitant’s attained age is 67, she has crossed into a new Withdrawal Percentage Age Band and is eligible for an increased withdrawal percentage of 4.5%. The LPA is recalculated as:

•	4.5% (Withdrawal Percentage) x $138,143 (Benefit Base) = $6,216 (LPA)

(H) A Nonguaranteed Withdrawal in the amount of $18,784 ($25,000 amount withdrawn - $6,216 LPA) is taken in Contract Year 12. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $60,532, equal to the Account Value after withdrawal ($41,748) plus the Nonguaranteed Withdrawal amount ($18,784). It is calculated as follows:

•	$18,784 (Nonguaranteed Withdrawal amount) x 2.28215 ($138,143 Benefit Base divided by $60,532 Account Value) = $42,868 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$135,000 Roll-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $92,132 Roll-Up Base after the Nonguaranteed Withdrawal

•	$138,143 Step-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $95,275 Step-Up Base after the Nonguaranteed Withdrawal

AC2N - 107

The LPA is recalculated after the withdrawal as 4.5% of the Benefit Base after the withdrawal: $95,275 x 4.5% = $4,287.

(I) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate.

AC2N - 108

Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
American Funds I.S. Bond, Class 4	0.36%	0.25%	0.27%	N/A	0.88%	N/A	0.88%
American Funds I.S. Capital Income Builder, Class 4	0.50%	0.25%	0.29%	N/A	1.04%	N/A	1.04%
American Funds I.S. Global Growth, Class 4	0.52%	0.25%	0.28%	N/A	1.05%	N/A	1.05%
American Funds I.S. Growth, Class 4	0.33%	0.25%	0.27%	N/A	0.85%	N/A	0.85%
American Funds I.S. Growth-Income, Class 4	0.26%	0.25%	0.27%	N/A	0.78%	N/A	0.78%
American Funds I.S. Managed Risk Asset Allocation, Class P2 [1]	0.15%	0.25%	0.26%	0.28%	0.94%	0.05%	0.89%
American Funds I.S. New World, Class 4	0.70%	0.25%	0.31%	N/A	1.26%	N/A	1.26%
BlackRock Capital Appreciation V.I., Class III [2]	0.65%	0.25%	0.27%	N/A	1.17%	0.12%	1.05%
BlackRock Global Allocation V.I., Class III [2]	0.63%	0.25%	0.25%	0.01%	1.14%	0.13%	1.01%
BlackRock High Yield V.I., Class III [2]	0.50%	0.25%	0.28%	0.01%	1.04%	0.11%	0.93%
BlackRock Total Return V.I., Class III [2]	0.45%	0.25%	0.46%	N/A	1.16%	0.10%	1.06%
Columbia VP – Mid Cap Value, Class 1 [3]	0.82%	0.00%	0.08%	N/A	0.90%	0.05%	0.85%
Columbia VP – Small Cap Value, Class 2 [3]	0.87%	0.25%	0.17%	N/A	1.29%	0.12%	1.17%
Deutsche Small Cap Index VIP, Class B [5]	0.35%	0.25%	0.18%	N/A	0.78%	0.11%	0.67%
Fidelity VIP Asset Manager, Service Class 2 [6]	0.49%	0.25%	0.12%	0.02%	0.88%	N/A	0.88%
Fidelity VIP Balanced, Service Class 2	0.39%	0.25%	0.11%	N/A	0.75%	N/A	0.75%
Fidelity VIP Contrafund®, Service Class 2	0.54%	0.25%	0.08%	N/A	0.87%	N/A	0.87%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.45%	0.25%	0.15%	N/A	0.85%	N/A	0.85%
Fidelity VIP Equity-Income, Service Class 2 [6]	0.44%	0.25%	0.09%	0.03%	0.81%	N/A	0.81%
Fidelity VIP Freedom 2010, Service Class 2 [6]	N/A	0.25%	N/A	0.52%	0.77%	N/A	0.77%
Fidelity VIP Freedom 2015, Service Class 2 [6]	N/A	0.25%	N/A	0.56%	0.81%	N/A	0.81%
Fidelity VIP Freedom 2020, Service Class 2 [6]	N/A	0.25%	N/A	0.58%	0.83%	N/A	0.83%
Fidelity VIP Freedom 2025, Service Class 2 [6]	N/A	0.25%	N/A	0.60%	0.85%	N/A	0.85%
Fidelity VIP Freedom 2030, Service Class 2 [6]	N/A	0.25%	N/A	0.65%	0.90%	N/A	0.90%
Fidelity VIP Government Money Market, Initial Class	0.18%	N/A	0.08%	N/A	0.26%	N/A	0.26%
Fidelity VIP Growth, Service Class 2	0.54%	0.25%	0.10%	N/A	0.89%	N/A	0.89%
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.11%	N/A	0.92%	N/A	0.92%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%	N/A	0.35%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.10%	N/A	0.66%	N/A	0.66%
Fidelity VIP Mid Cap, Service Class 2	0.54%	0.25%	0.09%	N/A	0.88%	N/A	0.88%
Fidelity VIP Overseas, Service Class 2	0.67%	0.25%	0.13%	N/A	1.05%	N/A	1.05%
Fidelity VIP Target Volatility, Service Class 2 [6,7]	0.30%	0.25%	0.02%	0.59%	1.16%	0.15%	1.01%
FT Franklin Growth and Income VIP, Class 2 [9]	0.62%	0.25%	0.10%	N/A	0.97%	0.13%	0.84%
FT Franklin Income VIP, Class 2 [10]	0.45%	0.25%	0.02%	0.02%	0.74%	0.02%	0.72%
FT Franklin Large Cap Growth VIP, Class 2	0.75%	0.25%	0.12%	N/A	1.12%	N/A	1.12%
FT Franklin Mutual Shares VIP, Class 2	0.69%	0.25%	0.03%	N/A	0.97%	N/A	0.97%
FT Franklin Small Cap Value VIP, Class 2 [10]	0.63%	0.25%	0.03%	0.01%	0.92%	0.01%	0.91%
FT Templeton Foreign VIP, Class 2 [10]	0.77%	0.25%	0.05%	0.02%	1.09%	0.01%	1.08%
FT Templeton Global Bond VIP, Class 2 [10]	0.46%	0.25%	0.07%	0.07%	0.85%	0.07%	0.78%
FT Templeton Growth VIP, Class 2	0.78%	0.25%	0.04%	N/A	1.07%	N/A	1.07%
Guggenheim VT Global Managed Futures Strategy [11]	0.95%	0.00%	0.74%	0.10%	1.79%	0.05%	1.74%
Guggenheim VT Long Short Equity	0.90%	0.00%	0.88%	N/A	1.78%	N/A	1.78%
Guggenheim VT Multi-Hedge Strategies [11]	1.18%	0.00%	0.70%	0.19%	2.07%	0.03%	2.04%
Invesco V.I. American Franchise, Series II [12]	0.67%	0.25%	0.22%	N/A	1.14%	N/A	1.14%
Invesco V.I. American Value, Series II [12]	0.72%	0.25%	0.22%	N/A	1.19%	N/A	1.19%
Invesco V.I. Comstock, Series II	0.56%	0.25%	0.19%	0.01%	1.01%	N/A	1.01%
Invesco V.I. International Growth, Series II 12, 14	0.71%	0.25%	0.22%	0.01%	1.19%	0.01%	1.18%
Invesco V.I. Mid Cap Growth, Series II	0.75%	0.25%	0.25%	N/A	1.25%	N/A	1.25%
Morgan Stanley VIF Emerging Markets Debt, Class II [15]	0.75%	0.25%	0.36%	N/A	1.36%	0.20%	1.16%
Morgan Stanley VIF Emerging Markets Equity, Class II [16]	0.85%	0.25%	0.47%	N/A	1.57%	0.27%	1.30%
Morgan Stanley VIF U.S. Real Estate, Class II [17]	0.80%	0.25%	0.27%	N/A	1.32%	0.17%	1.15%
PIMCO VIT All Asset, Advisor Class [18,19]	0.425%	0.25%	N/A	0.85%	1.525%	0.11%	1.415%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class [19,20]	0.74%	0.25%	0.51%	0.14%	1.64%	0.14%	1.50%
PIMCO VIT Foreign Bond, Advisor Class (US Dollar Hedged) [21]	0.75%	0.25%	0.03%	N/A	1.03%	N/A	1.03%
PIMCO VIT Long-Term U.S. Government, Advisor Class [22]	0.475%	0.25%	0.14%	N/A	0.865%	N/A	0.865%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	N/A	N/A	0.75%	N/A	0.75%
PIMCO VIT Real Return, Advisor Class [23]	0.50%	0.25%	0.39%	N/A	1.14%	N/A	1.14%
PIMCO VIT Total Return, Advisor Class [24]	0.50%	0.25%	0.04%	N/A	0.79%	N/A	0.79%
TOPS Managed Risk Moderate Growth ETF, Class 3 [25]	0.30%	0.35%	0.10%	0.17%	0.92%	N/A	0.92%
Touchstone VST Active Bond [26]	0.40%	N/A	0.49%	0.01%	0.90%	N/A	0.90%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Touchstone VST Focused [27]	0.70%	N/A	0.47%	N/A	1.17%	N/A	1.17%
Touchstone VST Large Cap Core Equity [28]	0.65%	N/A	0.50%	N/A	1.15%	0.09%	1.06%
Touchstone VST Aggressive ETF 26 28	0.25%	N/A	0.65%	0.09%	0.99%	0.15%	0.84%
Touchstone VST Conservative ETF 26 28	0.25%	N/A	0.68%	0.11%	1.04%	0.18%	0.86%
Touchstone VST Moderate ETF 26 28	0.25%	N/A	0.59%	0.10%	0.94%	0.09%	0.85%

(1)
The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2019, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

(2)
As described in the “Management of the Funds” section of the fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses) to 1.50% of average daily net assets through April 30, 2019. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% for the Capital Appreciation V.I. Fund, Class III, 0.07% for the Global Allocation V.I. Fund, Class III, 0.05% for the High Yield V.I. Fund, Class III, and 0.06% for the Total Return V.I. Fund, Class III, of average daily net assets until April 30, 2019. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the fund or by a vote of a majority of the outstanding voting securities of the fund.

(3)
The fund's advisor and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses through April 30, 2019, unless sooner terminated at the sole discretion of the fund's board of trustees. Under this agreement, the fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.85% for the Columbia VP -- Mid Cap Value (Class 1) and 1.17% for the Columbia Small Cap Value (Class 2).

(4)	Reserved.

(5)
Through April 30, 2019, the fund’s advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at a ratio no higher than 0.67% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. The agreement may only be terminated with the consent of the fund's board.

(6)	Expenses stated above differ from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.

(7)
The advisor has contractually agreed to waive 0.05% of the fund’s management fee. This arrangement will remain in effect through April 30, 2019. In addition, the advisor has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the fund’s prospectus and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, the advisor, in its sole discretion, may discontinue the arrangement.

(8)	Reserved.

(9)
The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) do not exceed 0.59% until April 30, 2019.

(10)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund for the next 12 month period.

(11)
The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the subsidiary, and may be terminated only with the approval of the fund’s board of trustees.

(12)	"Other Expenses" have been restated to reflect current fees.

(13)	Reserved.

AC2N - 111

(14)
The fund’s adviser has contractually agreed to waive a portion of the fund’s management fee in an amount equal to the net management fee that the adviser earns on the fund’s investments in certain affiliated funds, which will have the effect of reducing acquired fund fees and expenses. Unless the adviser continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the fund's board of trustees.

(15)
The fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

(16)
The fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30%. In addition, the fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(17)
The fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(18)
Acquired fund fees and expenses include interest expense of the underlying PIMCO funds of 0.05%. Interest expense can result from certain transactions with underlying PIMCO funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the underlying PIMCO funds, the total annual portfolio operating expense after fee waiver and/or expenses reimbursement is 1.415% for the Advisor Class shares. The advisor has contractually agreed, through May 1, 2019, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds. The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above.

(19)
Total annual portfolio operating expenses do not match the ratio of expenses to average net assets of the portfolio as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the ratio of expenses to average net assets excluding waivers reflects the operating expenses of the portfolio and does not include acquired fund fees and expenses.

(20)
"Other Expenses” include interest expense of 0.51%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is .99% for the Advisor Class shares. The advisor has contractually agreed to waive the portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(21)
"Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 1.00% for the Advisor Class shares.

(22)
"Other Expenses” include interest expense of 0.14%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 0.725% for the Advisor Class shares.

(23)
"Other Expenses” include interest expense of 0.39%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 0.75% for the Advisor Class shares.

(24)
Other Expenses” include interest expense of 0.04%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 0.75% for the Advisor Class shares

(25)
Other expenses are contractually limited to 0.10%. Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the portfolio's financial highlights in the portfolio’s prospectus because the financial statements include only the direct operating expenses incurred by the portfolio.

(26)
Total Annual Fund Expenses have been restated to reflect Acquired Fund Fees and Expenses and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report for the fiscal year ended December 31, 2017.

(27)
Expenses shown above do not reflect Touchstone Advisors recoupment of previously waived and/or reimbursed expenses of the fund of $24,625, or 0.04% of average daily net assets, and will differ from the net expenses shown in the fund’s annual report for the fiscal year ended December 31, 2017.

(28)
The advisor and the trust have entered into an expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, including expenses associated with the fund's liquidity provider, other expenditures which are capitalized in accordance with generally accepted accounting

AC2N - 112

principles, the cost of acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to the amount listed in the table above in the column titled “Total Annual Expenses after Fee Waivers/Reimbursements,” plus acquired fund fees and expenses. This contractual expense limitation is effective through April 29, 2019, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the shareholders. The terms of the contractual expense limitation agreement provide the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the date on which the advisor reduced its compensation or assumed expenses for the fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund's current expense limitation.

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AC2N - 114

To request a copy of the Statement of Additional Information for the National Integrity Life Annui Choice II (May 1, 2018) remove this page and mail it to us at the Administrative Office listed in the Glossary, or call us at the number listed in the Glossary.

Name:_____________________________ Phone: ___________________________	Address:_______________________________ ______________________________________

AC2N - 115

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

AnnuiChoice® II (includes AnnuiChoice)
Deferred Flexible Premium Variable Annuity
Issued By National Integrity Life Insurance Company
Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the variable annuity prospectus dated May 1, 2018.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

Table of Contents	Page
General Information and History.....................................................................................................................	1
Administration and Distribution of the Contracts............................................................................................	1
Performance Data and Illustrations................................................................................................................	2
Distributions from Tax-Favored Retirement Programs...................................................................................	4
Financial Statements.....................................................................................................................................	5

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian
National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $1,945,802 in 2017, $2,334,793 in 2016, and $3,492,143 in 2015. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

Ann Arbor Annuity Exchange, Inc.	Hancock Investment Services, Inc.
Arvest Investments, Inc.	Huntington Investment Company, Inc.
BBVA Securities, Inc.	Infinex Investments, Inc.
BMO Harris	Key Investment Services LLC
BOK Financial Securities, Inc.	LPL Financial LLC
CUSO Financial Services, L.P.	M&T Securities, Inc.
Cetera Investment Services LLC	PNC Investments, LLC
Commerce Brokerage Services, Inc.	The MV Group
Crump Life Insurance Services, Inc.	The Marketing Alliance, Inc.
Fifth Third Securities, Inc.	Zenith Marketing Group
Financial Independence Group, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

2

Investors should realize that a Variable Account Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:
P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions From Tax-Favored Qualified Retirement Programs

Distributions from qualified plans are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of qualified plans, including Roth IRAs. You should consult with your tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Internal Revenue Code provides that any amount received under a qualified contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:

1) distributions made on or after the date you (or the Annuitant as applicable) reach age 59 ½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose “disability” is defined in Code Section 72(m)(7);

3)
distributions paid in series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives (or life expectancies) of you and designated beneficiary;

4) distributions made to you after separation from service after attaining age 55 (does not apply to IRAs);

5)
distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to you for amounts paid during the taxable year for medical care (determined without regard to whether you itemize deductions for such taxable year);

6)	distributions to an alternate payee pursuant to a qualified domestic relations order (within the meaning of Code Section 414(p)(1));

7)
distributions from an IRA for the health insurance (as described in Code Section 213)(d)(1)(D)) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the tax year;

9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Code Section 72(t)(8));

10)
distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period; and

11)	distributions made on account of an IRS levy upon a qualified contract.
With respect to 3) above, if the series of substantially equal periodic payments is modified (other than by reason of death or disability) before the close of the 5-year period beginning with the date of the first payment and after you attain age 59 ½, or before you attain age 59 ½, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. You should consult with your tax adviser before taking any partial withdrawals from your Contract.

Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½. Owners of Roth IRAs are not required to take distributions during their lifetime. Distributions from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

4

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2017 , and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2016, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

5

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2017
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2017

Report of Independent Registered Public Accounting Firm
The Board of Directors of National Integrity Life Insurance Company and
The Contract Owners of Separate Account I of National Integrity Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account) comprised of the subaccounts described in Note 1 (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in Note 1 for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising Separate Account I of National Integrity Life Insurance Company at December 31, 2017, the results of their operations and changes in their net assets for each of the periods indicated in Note 1, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1993.
Cincinnati, Ohio
April 20, 2018

1

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities
December 31, 2017

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)	Units Outstanding
Affiliated:
Touchstone Active Bond	$3,363,230	$(4)	$3,363,226	$11.40 to $16.63	242,211
Touchstone Aggressive ETF	6,610,286	2	6,610,288	16.62 to 24.54	325,171
Touchstone Conservative ETF	7,157,726	(1)	7,157,725	13.61 to 16.96	454,252
Touchstone Focused	18,135,978	(2)	18,135,976	18.87 to 38.06	639,615
Touchstone Large Cap Core Equity	3,905,295	6	3,905,301	16.17 to 24.21	186,963
Touchstone Moderate ETF	8,796,855	(3)	8,796,852	15.41 to 19.20	521,965
Non-Affiliated Initial Class:
Fidelity VIP Balanced	2,067,817	1	2,067,818	17.86 to 29.08	89,869
Fidelity VIP Overseas	1,437,947	(4)	1,437,943	11.19 to 44.87	50,046
Fidelity VIP Equity Income	10,059,549	—	10,059,549	27.50 to 97.04	137,609
Fidelity VIP Growth	4,979,506	—	4,979,506	139.37	35,728
Fidelity VIP High Income	1,604,098	(1)	1,604,097	28.61	56,063
Fidelity VIP Asset Manager	3,277,114	(1)	3,277,113	55.72	58,817
Fidelity VIP Contrafund	13,969,816	(2)	13,969,814	41.71 to 82.10	223,860
Fidelity VIP Index 500	4,803,380	—	4,803,380	19.15 to 68.01	128,939
Fidelity VIP Investment Grade Bond	2,012,201	—	2,012,201	11.64 to 36.62	103,455
Fidelity VIP Government Money Market	11,055,093	(3)	11,055,090	9.64 to 9.83	1,139,265
Non-Affiliated Service Class:
Fidelity VIP Growth	358,686	(2)	358,684	20.34	17,632
Fidelity VIP Mid Cap	3,587,381	(1)	3,587,380	67.30 to 70.14	52,549
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	1,004,901	—	1,004,901	14.28 to 20.20	62,539
Fidelity VIP Balanced	7,972,956	(3)	7,972,953	16.46 to 24.08	409,586
Fidelity VIP Contrafund	18,908,824	(3)	18,908,821	18.17 to 34.05	848,499
Fidelity VIP Disciplined Small Cap	2,010,598	3	2,010,601	16.51 to 22.05	117,627
Fidelity VIP Equity Income	5,449,001	2	5,449,003	13.87 to 22.96	287,737
Fidelity VIP Freedom 2010	527,616	2	527,618	13.94 to 14.43	37,193
Fidelity VIP Freedom 2015	455,728	1	455,729	14.17 to 15.19	31,566
Fidelity VIP Freedom 2020	619,579	(1)	619,578	14.16 to 14.94	43,566
Fidelity VIP Freedom 2025	686,278	(2)	686,276	14.87 to 15.60	46,116
Fidelity VIP Freedom 2030	634,353	1	634,354	14.79 to 15.65	42,534
Fidelity VIP Growth	4,161,843	(1)	4,161,842	17.72 to 26.72	183,271
Fidelity VIP High Income	1,264,121	(7)	1,264,114	13.71 to 24.61	69,789
Fidelity VIP Index 500	25,759,468	2	25,759,470	18.09 to 26.83	1,347,148
Fidelity VIP Investment Grade Bond	14,156,541	3	14,156,544	11.43 to 17.52	1,060,714
Fidelity VIP Mid Cap	8,978,229	4	8,978,233	18.69 to 44.40	348,432
Fidelity VIP Overseas	5,130,681	1	5,130,682	10.71 to 21.69	374,961
Fidelity VIP Target Volatility	440,190	1	440,191	12.32 to 12.53	35,674
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	1,330,152	(9)	1,330,143	16.94 to 17.54	77,018
Franklin Growth & Income VIP Fund	1,846,832	2	1,846,834	26.19 to 26.58	70,514
Franklin Income VIP Fund	3,757,303	(1)	3,757,302	26.41 to 26.80	142,165
JPMorgan IT Mid Cap Value	856,428	(2)	856,426	23.67 to 35.69	27,028
MS VIF Emerging Markets Debt	140,245	3	140,248	26.44 to 33.67	4,407
MS VIF U.S. Real Estate	916,695	2	916,697	15.69 to 46.57	23,230
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	1,987,579	1	1,987,580	12.07 to 12.37	164,091
Columbia VIT Small Cap Value	1,684,481	1	1,684,482	21.03 to 29.55	58,875
Franklin Growth & Income VIP Fund	5,847,682	(3)	5,847,679	14.97 to 26.59	289,222
Franklin Income VIP Fund	14,667,061	(2)	14,667,059	14.04 to 26.82	900,968
Franklin Large Cap Growth VIP Fund	2,309,057	(1)	2,309,056	16.52 to 27.02	109,634
Franklin Mutual Shares VIP Fund	10,475,045	(2)	10,475,043	13.19 to 26.46	660,004
Franklin Small Cap Value VIP Fund	1,208,971	5	1,208,976	17.30 to 20.54	67,398
Invesco VI American Franchise	251,215	1	251,216	20.15 to 29.91	10,352
Invesco VI American Value	2,169,408	—	2,169,408	17.63 to 19.74	120,079
Invesco VI Comstock	3,499,502	(1)	3,499,501	16.20 to 31.66	186,592
Invesco VI International Growth	1,795,085	(1)	1,795,084	12.40 to 12.79	143,075
Invesco VI Mid Cap Growth	61,326	(1)	61,325	12.41 to 12.49	4,932
Templeton Foreign VIP Fund	4,473,483	—	4,473,483	10.73 to 24.22	331,456
Templeton Global Bond VIP Fund	644,769	(1)	644,768	9.34 to 9.52	68,268
Templeton Growth VIP Fund	1,863,198	2	1,863,200	11.52 to 24.27	104,644
MS VIF Emerging Markets Debt	899,492	1	899,492	12.51 to 25.72	55,946
MS VIF Emerging Markets Equity	2,026,304	1	2,026,305	9.70 to 41.39	122,383
MS VIF U.S. Real Estate	2,635,309	1	2,635,310	12.19 to 37.12	179,220

2

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

Subaccount	Investments at fair value	Receivable from (payable to) the general account of National Integrity	Net Assets	Unit Value Range (Lowest to Highest)	Units Outstanding
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	$2,215,170	$(4)	$2,215,166	$17.80 to $18.54	123,053
BlackRock Global Allocation VI	816,843	—	816,843	12.14 to 12.64	66,741
BlackRock High Yield VI	52,585	1	52,586	11.19 to 11.26	4,698
BlackRock Total Return VI	197,844	(2)	197,842	10.00 to 10.02	19,778
TOPS Managed Risk Moderate Growth ETF	934,861	1	934,862	11.43 to 11.64	81,769
Non-Affiliated Class 4:
American Funds Bond	510,360	1	510,361	9.99 to 10.06	51,023
American Funds Capital Income Builder	1,551,326	2	1,551,328	10.55 to 10.67	145,831
American Funds Global Growth	1,460,366	—	1,460,366	14.07 to 14.33	102,423
American Funds Growth	1,272,335	1	1,272,336	15.77 to 16.06	80,072
American Funds Growth-Income	2,005,760	—	2,005,760	14.88 to 15.12	134,257
American Funds New World	526,965	—	526,965	11.66 to 11.85	44,802
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	557,162	2	557,164	31.10 to 32.45	17,424
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	1,463,216	3	1,463,219	17.32 to 29.64	67,397
Advisor Class:
Pimco VIT All Asset	1,599,648	(5)	1,599,643	12.53 to 14.06	117,762
Pimco VIT Foreign Bond	4,038	(1)	4,037	10.37	389
Pimco VIT Commodity Real Return Strategy	1,729,582	3	1,729,585	4.22 to 5.85	399,666
Pimco VIT Long Term Government	207,445	5	207,450	10.57 to 10.80	19,362
Pimco VIT Low Duration	1,840,090	4	1,840,094	10.10 to 11.67	165,667
Pimco VIT Real Return	1,461,989	—	1,461,989	10.60 to 12.30	122,845
Pimco VIT Total Return	21,873,578	2	21,873,580	11.27 to 14.08	1,612,691
Investor Class:
Guggenheim VT Global Managed Futures Strategy	291,846	2	291,848	6.44 to 8.07	44,533
Guggenheim VT Multi Hedge Strategies	542,866	6	542,872	8.63 to 11.06	60,383
Guggenheim VT Long Short Equity	104,097	2	104,099	10.83 to 13.30	9,158
ETF Shares:
iShares Core S&P 500 ETF	23,528,391	(2)	23,528,389	51.34 to 54.37	451,011
iShares Core S&P Mid-Cap ETF	6,734,386	(3)	6,734,383	48.16 to 52.50	133,663
iShares Core S&P Small-Cap ETF	3,551,474	1	3,551,475	50.75 to 55.23	67,001
iShares Core US Aggregate Bond ETF	670,944	3	670,947	24.49 to 27.43	27,152
iShares iBoxx $ High Yield Corporate Bond ETF	248,933	1	248,934	30.02 to 32.38	8,119
iShares Intermediate Credit Bond ETF	750,543	1	750,544	25.47 to 26.86	29,393
iShares International Treasury Bond ETF	2,992,377	2	2,992,379	22.95 to 24.42	128,598
iShares S&P 500 Growth ETF	2,537,528	(1)	2,537,527	52.76 to 57.29	47,284
iShares S&P 500 Value ETF	480,001	1	480,002	47.32 to 51.49	9,660
iShares TIPS Bond ETF	124,386	2	124,388	22.47 to 25.28	5,371
Vanguard Developed Markets Index ETF	3,213,758	(2)	3,213,756	32.36 to 38.41	87,660
Vanguard Dividend Appreciation Index ETF	1,420,279	(1)	1,420,278	45.47 to 47.94	30,821
Vanguard Emerging Markets Stock Index ETF	392,337	3	392,340	24.46 to 30.09	13,948
Vanguard Intermediate-Term Corporate Bond Index ETF	106,184	2	106,186	29.59 to 31.55	3,546
Vanguard Large-Cap Index ETF	754,660	1	754,661	50.81 to 54.06	14,631
Vanguard Mega Cap Index ETF	128,634	1	128,635	51.74 to 54.80	2,443
Vanguard Real Estate Index ETF	305,560	—	305,560	40.84 to 43.05	7,415
Vanguard Short-Term Bond Index ETF	65,923	(2)	65,921	22.70 to 23.85	2,779
Vanguard Total Bond Market Index ETF	22,484,594	1	22,484,595	24.46 to 27.47	904,800

3

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2017

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Active Bond	$87,035	$54,269	$32,766	$(209)	$—	$44,773	$44,564	$77,330
Touchstone Aggressive ETF	114,095	98,543	15,552	441,191	—	520,863	962,054	977,606
Touchstone Conservative ETF	155,855	114,601	41,254	80,766	749,406	(254,228)	575,944	617,198
Touchstone Focused	93,416	255,851	(162,435)	(339,277)	—	2,576,028	2,236,751	2,074,316
Touchstone Large Cap Core Equity	24,817	52,401	(27,584)	195,282	56,635	447,802	699,719	672,135
Touchstone Moderate ETF	176,090	134,142	41,948	280,260	1,403,422	(696,378)	987,304	1,029,252
Non-Affiliated Initial Class:
Fidelity VIP Balanced	29,758	28,438	1,320	63,108	53,295	173,281	289,684	291,004
Fidelity VIP Overseas	19,034	18,495	539	(20,864)	1,243	353,636	334,015	334,554
Fidelity VIP Equity Income	166,530	134,008	32,522	(43,035)	203,002	874,032	1,033,999	1,066,521
Fidelity VIP Growth	9,999	62,462	(52,463)	223,645	327,816	795,383	1,346,844	1,294,381
Fidelity VIP High Income	86,866	25,838	61,028	(24,352)	—	67,271	42,919	103,947
Fidelity VIP Asset Manager	59,726	43,516	16,210	(530)	356,351	8,112	363,933	380,143
Fidelity VIP Contrafund	133,925	184,821	(50,896)	697,184	724,327	1,134,409	2,555,920	2,505,024
Fidelity VIP Index 500	82,107	62,907	19,200	267,442	14,952	548,687	831,081	850,281
Fidelity VIP Investment Grade Bond	49,193	29,241	19,952	8,452	9,775	22,034	40,261	60,213
Fidelity VIP Government Money Market	43,523	93,689	(50,166)	—	—	—	—	(50,166)
Non-Affiliated Service Class:
Fidelity VIP Growth	463	4,867	(4,404)	35,661	26,484	43,489	105,634	101,230
Fidelity VIP Mid Cap	21,350	47,121	(25,771)	102,138	160,441	373,523	636,102	610,331
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	16,097	14,725	1,372	(7,104)	116,991	6,623	116,510	117,882
Fidelity VIP Balanced	96,491	104,471	(7,980)	129,500	185,614	669,196	984,310	976,330
Fidelity VIP Contrafund	142,296	271,957	(129,661)	1,121,288	1,019,998	1,350,789	3,492,075	3,362,414
Fidelity VIP Disciplined Small Cap	8,623	22,088	(13,465)	21,897	29,877	55,813	107,587	94,122
Fidelity VIP Equity Income	79,330	78,877	453	57,586	119,730	402,287	579,603	580,056
Fidelity VIP Freedom 2010	6,678	10,189	(3,511)	45,831	13,795	16,117	75,743	72,232
Fidelity VIP Freedom 2015	5,623	8,401	(2,778)	33,358	16,114	23,563	73,035	70,257
Fidelity VIP Freedom 2020	7,588	9,174	(1,586)	8,175	16,834	58,281	83,290	81,704
Fidelity VIP Freedom 2025	8,103	10,159	(2,056)	(2,267)	17,231	82,755	97,719	95,663
Fidelity VIP Freedom 2030	6,918	16,643	(9,725)	72,773	34,787	81,813	189,373	179,648
Fidelity VIP Growth	3,918	59,348	(55,430)	356,462	328,605	596,226	1,281,293	1,225,863
Fidelity VIP High Income	107,000	106,815	185	405,321	—	(8,389)	396,932	397,117
Fidelity VIP Index 500	379,922	339,754	40,168	1,283,690	75,747	2,846,224	4,205,661	4,245,829
Fidelity VIP Investment Grade Bond	313,097	204,931	108,166	(21,847)	62,278	183,060	223,491	331,657
Fidelity VIP Mid Cap	40,279	113,349	(73,070)	137,764	356,874	983,156	1,477,794	1,404,724
Fidelity VIP Overseas	57,550	64,363	(6,813)	104,766	4,478	954,337	1,063,581	1,056,768
Fidelity VIP Target Volatility	4,738	6,324	(1,586)	851	25,850	30,593	57,294	55,708

4

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2017

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	$—	$17,633	$(17,633)	$28,881	$—	$132,550	$161,431	$143,798
Franklin Growth & Income VIP Fund	112,139	25,374	86,765	57,981	109,580	1,002	168,563	255,328
Franklin Income VIP Fund	175,252	54,607	120,645	130,118	—	82,478	212,596	333,241
JPMorgan IT Mid Cap Value	6,857	12,106	(5,249)	97,302	38,244	(29,056)	106,490	101,241
MS VIF Emerging Markets Debt	7,882	1,943	5,939	(230)	—	5,747	5,517	11,456
MS VIF U.S. Real Estate	16,574	14,991	1,583	88,876	—	(78,033)	10,843	12,426
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	14,938	29,113	(14,175)	7,018	18,373	221,830	247,221	233,046
Columbia VIT Small Cap Value	4,559	20,849	(16,290)	4,171	93,375	87,525	185,071	168,781
Franklin Growth & Income VIP Fund	345,420	83,411	262,009	244,349	359,570	(77,011)	526,908	788,917
Franklin Income VIP Fund	595,619	215,746	379,873	114,293	—	624,250	738,543	1,118,416
Franklin Large Cap Growth VIP Fund	14,333	33,301	(18,968)	34,514	183,181	342,608	560,303	541,335
Franklin Mutual Shares VIP Fund	231,131	150,897	80,234	265,681	419,152	(85,147)	599,686	679,920
Franklin Small Cap Value VIP Fund	6,057	17,427	(11,370)	(28,849)	82,849	59,098	113,098	101,728
Invesco VI American Franchise	—	4,139	(4,139)	52,634	19,433	(1,519)	70,548	66,409
Invesco VI American Value	12,732	30,470	(17,738)	(108,966)	25,183	264,990	181,207	163,469
Invesco VI Comstock	64,475	47,114	17,361	92,333	141,252	238,665	472,250	489,611
Invesco VI International Growth	19,835	22,460	(2,625)	17,233	—	273,837	291,070	288,445
Invesco VI Mid Cap Growth	—	783	(783)	(112)	3,625	6,642	10,155	9,372
Templeton Foreign VIP Fund	108,875	62,389	46,486	(3,843)	—	551,754	547,911	594,397
Templeton Global Bond VIP Fund	—	9,163	(9,163)	(8,965)	2,351	19,261	12,647	3,484
Templeton Growth VIP Fund	30,658	27,208	3,450	164,006	—	129,818	293,824	297,274
MS VIF Emerging Markets Debt	60,487	15,629	44,858	(12,407)	—	51,717	39,310	84,168
MS VIF Emerging Markets Equity	14,228	31,996	(17,768)	143,959	—	511,682	655,641	637,873
MS VIF U.S. Real Estate	33,892	38,233	(4,341)	95,839	—	(56,043)	39,796	35,455
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	—	28,218	(28,218)	(490)	234,725	308,528	542,763	514,545
BlackRock Global Allocation VI	10,149	11,579	(1,430)	(8,014)	9,382	89,269	90,637	89,207
BlackRock High Yield VI	2,129	673	1,456	29	—	642	671	2,127
BlackRock Total Return VI	4,263	2,993	1,270	(152)	—	1,873	1,721	2,991
TOPS Managed Risk Moderate Growth ETF	14,005	13,707	298	2,795	—	98,092	100,887	101,185
Non-Affiliated Class 4:
American Funds Bond	8,321	5,069	3,252	(262)	3,685	(2,134)	1,289	4,541
American Funds Capital Income Builder	31,933	15,280	16,653	8,186	—	96,010	104,196	120,849
American Funds Global Growth	7,644	15,259	(7,615)	807	34,924	268,544	304,275	296,660
American Funds Growth	4,870	14,312	(9,442)	(174)	92,410	144,100	236,336	226,894
American Funds Growth-Income	23,614	24,255	(641)	(29,785)	105,131	234,543	309,889	309,248
American Funds New World	3,945	6,306	(2,361)	10,777	—	100,870	111,647	109,286

5

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2017

	Investment
	Income	Expenses		Realized and unrealized gain (loss) on investments
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	$5,094	$7,188	$(2,094)	$5,749	$19,725	$41,019	$66,493	$64,399
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	9,855	18,309	(8,454)	41,150	52,308	80,328	173,786	165,332
Advisor Class:
Pimco VIT All Asset	72,644	23,440	49,204	(5,244)	—	135,799	130,555	179,759
Pimco VIT Foreign Bond	166	9	157	—	—	(169)	(169)	(12)
Pimco VIT Commodity Real Return Strategy	189,140	25,799	163,341	(220,024)	—	65,440	(154,584)	8,757
Pimco VIT Long Term Government	3,854	2,449	1,405	(1,418)	—	13,451	12,033	13,438
Pimco VIT Low Duration	25,278	30,188	(4,910)	(21,795)	—	21,504	(291)	(5,201)
Pimco VIT Real Return	36,495	23,499	12,996	(41,432)	—	61,690	20,258	33,254
Pimco VIT Total Return	421,411	327,933	93,478	(107,937)	—	720,844	612,907	706,385
Investor Class:
Guggenheim VT Global Managed Futures Strategy	4,278	4,561	(283)	(7,349)	—	27,717	20,368	20,085
Guggenheim VT Multi Hedge Strategies	—	7,502	(7,502)	3,474	—	15,913	19,387	11,885
Guggenheim VT Long Short Equity	536	2,035	(1,499)	11,420	—	5,980	17,400	15,901
ETF Shares:
iShares Core S&P 500 ETF	437,092	594,191	(157,099)	1,975,531	—	2,171,788	4,147,319	3,990,220
iShares Core S&P Mid-Cap ETF	84,202	168,248	(84,046)	500,005	—	418,421	918,426	834,380
iShares Core S&P Small-Cap ETF	45,031	89,431	(44,400)	292,697	—	101,504	394,201	349,801
iShares Core US Aggregate Bond ETF	14,944	17,270	(2,326)	1,584	—	5,684	7,268	4,942
iShares iBoxx $ High Yield Corporate Bond ETF	13,895	6,731	7,164	15,935	—	(13,029)	2,906	10,070
iShares Intermediate Credit Bond ETF	18,364	20,315	(1,951)	14,634	—	(7,412)	7,222	5,271
iShares International Treasury Bond ETF	5,869	75,169	(69,300)	3,034	—	316,846	319,880	250,580
iShares S&P 500 Growth ETF	33,460	58,766	(25,306)	147,993	—	376,113	524,106	498,800
iShares S&P 500 Value ETF	11,260	12,799	(1,539)	101,488	—	(40,391)	61,097	59,558
iShares TIPS Bond ETF	2,529	3,031	(502)	(91)	—	881	790	288
Vanguard Developed Markets Index ETF	93,483	82,106	11,377	162,686	—	494,920	657,606	668,983
Vanguard Dividend Appreciation Index ETF	27,807	36,257	(8,450)	167,066	—	90,444	257,510	249,060
Vanguard Emerging Markets Stock Index ETF	9,302	9,748	(446)	13,399	—	84,445	97,844	97,398
Vanguard Intermediate-Term Corporate Bond Index ETF	3,722	2,492	1,230	2,697	—	(438)	2,259	3,489
Vanguard Large-Cap Index ETF	13,020	18,268	(5,248)	107,134	—	20,423	127,557	122,309
Vanguard Mega Cap Index ETF	2,371	3,006	(635)	13,148	—	9,516	22,664	22,029
Vanguard Real Estate Index ETF	13,037	8,348	4,689	39,916	—	(36,981)	2,935	7,624
Vanguard Short-Term Bond Index ETF	1,511	2,041	(530)	1,485	3	(1,853)	(365)	(895)
Vanguard Total Bond Market Index ETF	558,653	572,707	(14,054)	228,929	10,143	(7,544)	231,528	217,474

6

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Active Bond	$32,766	$(209)	$44,773	$77,330	$220,977	$(908,628)	$153,562	$(14,038)	$(548,127)	$(470,797)	$3,834,023	$3,363,226	36,391	(74,382)	(37,991)
Touchstone Aggressive ETF	15,552	441,191	520,863	977,606	32,151	(969,178)	(149,185)	(11,915)	(1,098,127)	(120,521)	6,730,809	6,610,288	29,304	(87,166)	(57,862)
Touchstone Conservative ETF	41,254	830,172	(254,228)	617,198	30,812	(1,058,763)	(145,932)	(13,689)	(1,187,572)	(570,374)	7,728,099	7,157,725	13,410	(91,126)	(77,716)
Touchstone Focused	(162,435)	(339,277)	2,576,028	2,074,316	143,727	(2,133,232)	(532,516)	(20,062)	(2,542,083)	(467,767)	18,603,743	18,135,976	21,466	(117,114)	(95,648)
Touchstone Large Cap Core Equity	(27,584)	251,917	447,802	672,135	47,480	(381,739)	(74,116)	(8,732)	(417,107)	255,028	3,650,273	3,905,301	5,177	(26,974)	(21,797)
Touchstone Moderate ETF	41,948	1,683,682	(696,378)	1,029,252	42,185	(1,793,911)	(33,460)	(18,029)	(1,803,215)	(773,963)	9,570,815	8,796,852	65,860	(173,429)	(107,569)
Non-Affiliated Initial Class:
Fidelity VIP Balanced	1,320	116,403	173,281	291,004	—	(294,129)	(5)	(604)	(294,738)	(3,734)	2,071,552	2,067,818	—	(13,807)	(13,807)
Fidelity VIP Overseas	539	(19,621)	353,636	334,554	—	(107,287)	(6,416)	(483)	(114,186)	220,368	1,217,575	1,437,943	236	(3,521)	(3,285)
Fidelity VIP Equity Income	32,522	159,967	874,032	1,066,521	289,226	(1,195,698)	63,061	(2,384)	(845,795)	220,726	9,838,823	10,059,549	10,417	(14,811)	(4,394)
Fidelity VIP Growth	(52,463)	551,461	795,383	1,294,381	—	(329,719)	(31,706)	(1,325)	(362,750)	931,631	4,047,875	4,979,506	1	(2,993)	(2,992)
Fidelity VIP High Income	61,028	(24,352)	67,271	103,947	7,115	(179,699)	(275,500)	(472)	(448,556)	(344,609)	1,948,706	1,604,097	794	(16,581)	(15,787)
Fidelity VIP Asset Manager	16,210	355,821	8,112	380,143	29,762	(261,695)	(6,796)	(1,061)	(239,790)	140,353	3,136,760	3,277,113	248	(4,805)	(4,557)
Fidelity VIP Contrafund	(50,896)	1,421,511	1,134,409	2,505,024	112,338	(1,408,403)	(169,116)	(3,190)	(1,468,371)	1,036,653	12,933,161	13,969,814	2,558	(29,832)	(27,274)
Fidelity VIP Index 500	19,200	282,394	548,687	850,281	—	(504,182)	(8,189)	(1,233)	(513,604)	336,677	4,466,703	4,803,380	6	(21,230)	(21,224)
Fidelity VIP Investment Grade Bond	19,952	18,227	22,034	60,213	—	(241,682)	5	(801)	(242,478)	(182,265)	2,194,466	2,012,201	—	(17,300)	(17,300)
Fidelity VIP Government Money Market	(50,166)	—	—	(50,166)	89,070	(2,723,577)	5,704,431	(5,488)	3,064,436	3,014,270	8,040,820	11,055,090	958,455	(642,125)	316,330
Non-Affiliated Service Class:
Fidelity VIP Growth	(4,404)	62,145	43,489	101,230	—	(66,829)	(4)	(134)	(66,967)	34,263	324,421	358,684	—	(3,608)	(3,608)
Fidelity VIP Mid Cap	(25,771)	262,579	373,523	610,331	—	(388,108)	3	(557)	(388,662)	221,669	3,365,711	3,587,380	—	(6,110)	(6,110)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	1,372	109,887	6,623	117,882	14,231	(127,442)	(761)	(3,759)	(117,731)	151	1,004,750	1,004,901	5,610	(12,596)	(6,986)
Fidelity VIP Balanced	(7,980)	315,114	669,196	976,330	346,887	(1,587,186)	2,066,857	(8,202)	818,356	1,794,686	6,178,267	7,972,953	142,844	(96,024)	46,820
Fidelity VIP Contrafund	(129,661)	2,141,286	1,350,789	3,362,414	140,014	(2,120,095)	(437,676)	(55,579)	(2,473,336)	889,078	18,019,743	18,908,821	24,597	(141,925)	(117,328)
Fidelity VIP Disciplined Small Cap	(13,465)	51,774	55,813	94,122	76,705	(216,041)	1,004,937	(2,820)	862,781	956,903	1,053,698	2,010,601	70,469	(17,808)	52,661
Fidelity VIP Equity Income	453	177,316	402,287	580,056	88,615	(950,559)	(62,045)	(6,563)	(930,552)	(350,496)	5,799,499	5,449,003	15,935	(67,693)	(51,758)
Fidelity VIP Freedom 2010	(3,511)	59,626	16,117	72,232	—	(214,851)	(39,224)	(1,059)	(255,134)	(182,902)	710,520	527,618	3	(18,528)	(18,525)
Fidelity VIP Freedom 2015	(2,778)	49,472	23,563	70,257	3,431	(252,113)	(8,188)	(390)	(257,260)	(187,003)	642,732	455,729	268	(19,267)	(18,999)
Fidelity VIP Freedom 2020	(1,586)	25,009	58,281	81,704	10,028	(49,606)	5,812	(4,305)	(38,071)	43,633	575,945	619,578	448	(3,212)	(2,764)
Fidelity VIP Freedom 2025	(2,056)	14,964	82,755	95,663	—	—	(185,751)	(7,289)	(193,040)	(97,377)	783,653	686,276	1,106	(15,982)	(14,876)
Fidelity VIP Freedom 2030	(9,725)	107,560	81,813	179,648	21,742	(228,343)	(563,010)	(99)	(769,710)	(590,062)	1,224,416	634,354	2,325	(57,737)	(55,412)
Fidelity VIP Growth	(55,430)	685,067	596,226	1,225,863	162,982	(477,024)	(823,616)	(6,213)	(1,143,871)	81,992	4,079,850	4,161,842	17,593	(71,998)	(54,405)
Fidelity VIP High Income	185	405,321	(8,389)	397,117	26,788	(900,991)	(6,620,425)	(2,610)	(7,497,238)	(7,100,121)	8,364,235	1,264,114	7,549	(399,764)	(392,215)
Fidelity VIP Index 500	40,168	1,359,437	2,846,224	4,245,829	2,044,381	(2,862,106)	301,121	(75,261)	(591,865)	3,653,964	22,105,506	25,759,470	218,121	(243,571)	(25,450)
Fidelity VIP Investment Grade Bond	108,166	40,431	183,060	331,657	1,105,709	(1,148,313)	901,442	(96,692)	762,146	1,093,803	13,062,741	14,156,544	138,953	(79,888)	59,065
Fidelity VIP Mid Cap	(73,070)	494,638	983,156	1,404,724	191,917	(969,426)	1,106,327	(12,114)	316,704	1,721,428	7,256,805	8,978,233	62,720	(54,724)	7,996
Fidelity VIP Overseas	(6,813)	109,244	954,337	1,056,768	92,472	(499,566)	845,724	(7,677)	430,953	1,487,721	3,642,961	5,130,682	82,101	(50,690)	31,411
Fidelity VIP Target Volatility	(1,586)	26,701	30,593	55,708	11,145	(1,727)	(885)	(4,795)	3,738	59,446	380,745	440,191	1,162	(837)	325
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	(17,633)	28,881	132,550	143,798	47,231	(108,340)	22,767	(1,740)	(40,082)	103,716	1,226,427	1,330,143	8,324	(10,953)	(2,629)
Franklin Growth & Income VIP Fund	86,765	167,561	1,002	255,328	—	(284,587)	(788)	(573)	(285,948)	(30,620)	1,877,454	1,846,834	—	(11,627)	(11,627)
Franklin Income VIP Fund	120,645	130,118	82,478	333,241	38,885	(765,432)	(65,632)	(998)	(793,177)	(459,936)	4,217,238	3,757,302	1,971	(32,884)	(30,913)
JPMorgan IT Mid Cap Value	(5,249)	135,546	(29,056)	101,241	—	(219,804)	(4,617)	(407)	(224,828)	(123,587)	980,013	856,426	2,097	(10,463)	(8,366)
MS VIF Emerging Markets Debt	5,939	(230)	5,747	11,456	—	(11,726)	588	(71)	(11,209)	247	140,001	140,248	20	(388)	(368)
MS VIF U.S. Real Estate	1,583	88,876	(78,033)	12,426	1,438	(249,857)	(17,369)	(317)	(266,105)	(253,679)	1,170,376	916,697	309	(7,253)	(6,944)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	(14,175)	25,391	221,830	233,046	22,729	(48,804)	(12,907)	(10,063)	(49,045)	184,001	1,803,579	1,987,580	3,350	(7,643)	(4,293)
Columbia VIT Small Cap Value	(16,290)	97,546	87,525	168,781	78,328	(44,516)	228,801	(6,294)	256,319	425,100	1,259,382	1,684,482	16,388	(6,723)	9,665
Franklin Growth & Income VIP Fund	262,009	603,919	(77,011)	788,917	85,092	(911,294)	(162,655)	(6,749)	(995,606)	(206,689)	6,054,368	5,847,679	4,400	(57,765)	(53,365)
Franklin Income VIP Fund	379,873	114,293	624,250	1,118,416	206,649	(1,436,838)	595,409	(5,991)	(640,771)	477,645	14,189,414	14,667,059	63,770	(87,677)	(23,907)
Franklin Large Cap Growth VIP Fund	(18,968)	217,695	342,608	541,335	11,695	(342,443)	(85,105)	(6,755)	(422,608)	118,727	2,190,329	2,309,056	1,807	(26,421)	(24,614)
Franklin Mutual Shares VIP Fund	80,234	684,833	(85,147)	679,920	465,123	(994,239)	266,157	(47,999)	(310,958)	368,962	10,106,081	10,475,043	60,463	(76,224)	(15,761)
Franklin Small Cap Value VIP Fund	(11,370)	54,000	59,098	101,728	32,891	(87,100)	(115,891)	(2,924)	(173,024)	(71,296)	1,280,272	1,208,976	5,398	(15,410)	(10,012)
Invesco VI American Franchise	(4,139)	72,067	(1,519)	66,409	1,013	(108,102)	8,499	(583)	(99,173)	(32,764)	283,980	251,216	2,559	(6,526)	(3,967)

7

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value	$(17,738)	$(83,783)	$264,990	$163,469	$419,608	$(192,615)	$(90,097)	$(12,443)	$124,453	$287,922	$1,881,486	$2,169,408	47,993	(40,569)	7,424
Invesco VI Comstock	17,361	233,585	238,665	489,611	240,774	(330,990)	31,399	(17,733)	(76,550)	413,061	3,086,440	3,499,501	26,256	(29,806)	(3,550)
Invesco VI International Growth	(2,625)	17,233	273,837	288,445	202,887	(97,421)	93,349	(7,769)	191,046	479,491	1,315,593	1,795,084	31,487	(15,368)	16,119
Invesco VI Mid Cap Growth	(783)	3,513	6,642	9,372	20,305	—	(1,943)	(478)	17,884	27,256	34,069	61,325	1,871	(240)	1,631
Templeton Foreign VIP Fund	46,486	(3,843)	551,754	594,397	240,249	(298,203)	(86,179)	(16,252)	(160,385)	434,012	4,039,471	4,473,483	30,830	(36,724)	(5,894)
Templeton Global Bond VIP Fund	(9,163)	(6,614)	19,261	3,484	12,552	(89,479)	35,864	(206)	(41,269)	(37,785)	682,553	644,768	6,115	(10,546)	(4,431)
Templeton Growth VIP Fund	3,450	164,006	129,818	297,274	30,540	(413,582)	(27,045)	(2,552)	(412,639)	(115,365)	1,978,565	1,863,200	4,795	(35,531)	(30,736)
MS VIF Emerging Markets Debt	44,858	(12,407)	51,717	84,168	3,282	(277,622)	28,185	(2,315)	(248,470)	(164,302)	1,063,794	899,492	5,762	(21,363)	(15,601)
MS VIF Emerging Markets Equity	(17,768)	143,959	511,682	637,873	11,312	(380,415)	(467,622)	(4,737)	(841,462)	(203,589)	2,229,894	2,026,305	13,911	(55,665)	(41,754)
MS VIF U.S. Real Estate	(4,341)	95,839	(56,043)	35,455	64,341	(242,565)	77,033	(7,349)	(108,540)	(73,085)	2,708,395	2,635,310	21,067	(24,363)	(3,296)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	(28,218)	234,235	308,528	514,545	107,840	(121,103)	71,660	(5,786)	52,611	567,156	1,648,010	2,215,166	16,141	(13,197)	2,944
BlackRock Global Allocation VI	(1,430)	1,368	89,269	89,207	80,069	(120,689)	13,235	(2,455)	(29,840)	59,367	757,476	816,843	5,751	(8,247)	(2,496)
BlackRock High Yield VI	1,456	29	642	2,127	16,713	(98)	796	—	17,411	19,538	33,048	52,586	1,598	(17)	1,581
BlackRock Total Return VI	1,270	(152)	1,873	2,991	—	(2,582)	16,117	(1,737)	11,798	14,789	183,053	197,842	1,640	(453)	1,187
TOPS Managed Risk Moderate Growth ETF	298	2,795	98,092	101,185	11,210	(15,727)	2,218	(7,093)	(9,392)	91,793	843,069	934,862	1,334	(2,230)	(896)
Non-Affiliated Class 4:
American Funds Bond	3,252	3,423	(2,134)	4,541	249,221	(1,440)	61,057	(2,309)	306,529	311,070	199,291	510,361	31,153	(406)	30,747
American Funds Capital Income Builder	16,653	8,186	96,010	120,849	184,001	(78,096)	530,291	(1,983)	634,213	755,062	796,266	1,551,328	76,513	(14,026)	62,487
American Funds Global Growth	(7,615)	35,731	268,544	296,660	98,588	(23,459)	133,434	(3,087)	205,476	502,136	958,230	1,460,366	19,597	(4,147)	15,450
American Funds Growth	(9,442)	92,236	144,100	226,894	126,730	(6,797)	151,253	(915)	270,271	497,165	775,171	1,272,336	19,799	(1,257)	18,542
American Funds Growth-Income	(641)	75,346	234,543	309,248	250,291	(118,607)	103,081	(3,711)	231,054	540,302	1,465,458	2,005,760	30,585	(14,297)	16,288
American Funds New World	(2,361)	10,777	100,870	109,286	71,477	(10,194)	(17,361)	(2,076)	41,846	151,132	375,833	526,965	10,182	(6,101)	4,081
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	(2,094)	25,474	41,019	64,399	3,000	(18,720)	(15,908)	(113)	(31,741)	32,658	524,506	557,164	212	(1,289)	(1,077)
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	(8,454)	93,458	80,328	165,332	58,909	(175,883)	83,736	(1,071)	(34,309)	131,023	1,332,196	1,463,219	8,749	(9,785)	(1,036)
Advisor Class:
Pimco VIT All Asset	49,204	(5,244)	135,799	179,759	31,202	(90,045)	(100,862)	(2,206)	(161,911)	17,848	1,581,795	1,599,643	5,642	(17,869)	(12,227)
Pimco VIT Foreign Bond	157	—	(169)	(12)	4,049	—	—	—	4,049	4,037	—	4,037	389	—	389
Pimco VIT Commodity Real Return Strategy	163,341	(220,024)	65,440	8,757	29,611	(144,330)	102,666	(8,055)	(20,108)	(11,351)	1,740,936	1,729,585	38,432	(43,418)	(4,986)
Pimco VIT Long Term Government	1,405	(1,418)	13,451	13,438	120	(3,338)	18,241	(469)	14,554	27,992	179,458	207,450	3,837	(2,466)	1,371
Pimco VIT Low Duration	(4,910)	(21,795)	21,504	(5,201)	95,122	(208,520)	(223,422)	(3,896)	(340,716)	(345,917)	2,186,011	1,840,094	22,610	(53,128)	(30,518)
Pimco VIT Real Return	12,996	(41,432)	61,690	33,254	240	(245,191)	(14,193)	(1,453)	(260,597)	(227,343)	1,689,332	1,461,989	3,338	(24,845)	(21,507)
Pimco VIT Total Return	93,478	(107,937)	720,844	706,385	1,028,269	(2,626,251)	843,442	(129,290)	(883,830)	(177,445)	22,051,025	21,873,580	157,051	(223,671)	(66,620)
Investor Class:
Guggenheim VT Global Managed Futures Strategy	(283)	(7,349)	27,717	20,085	60	(38,821)	5,949	(1,534)	(34,346)	(14,261)	306,109	291,848	1,596	(6,988)	(5,392)
Guggenheim VT Multi Hedge Strategies	(7,502)	3,474	15,913	11,885	—	(22,228)	(5,562)	(1,378)	(29,168)	(17,283)	560,155	542,872	1,219	(4,344)	(3,125)
Guggenheim VT Long Short Equity	(1,499)	11,420	5,980	15,901	—	(87,763)	959	(266)	(87,070)	(71,169)	175,268	104,099	91	(8,230)	(8,139)
ETF Shares:
iShares Core S&P 500 ETF	(157,099)	1,975,531	2,171,788	3,990,220	811,809	(2,708,281)	(1,290,986)	—	(3,187,458)	802,762	22,725,627	23,528,389	16,499	(82,646)	(66,147)
iShares Core S&P Mid-Cap ETF	(84,046)	500,005	418,421	834,380	252,289	(820,607)	(158,326)	—	(726,644)	107,736	6,626,647	6,734,383	8,465	(23,978)	(15,513)
iShares Core S&P Small-Cap ETF	(44,400)	292,697	101,504	349,801	138,969	(448,263)	(81,720)	—	(391,014)	(41,213)	3,592,688	3,551,475	5,695	(13,531)	(7,836)
iShares Core US Aggregate Bond ETF	(2,326)	1,584	5,684	4,942	36,723	(7,307)	50,353	—	79,769	84,711	586,236	670,947	3,503	(264)	3,239
iShares iBoxx $ High Yield Corporate Bond ETF	7,164	15,935	(13,029)	10,070	650	(65,337)	2,389	—	(62,298)	(52,228)	301,162	248,934	467	(2,518)	(2,051)
iShares Intermediate Credit Bond ETF	(1,951)	14,634	(7,412)	5,271	46,293	(186,071)	64,550	—	(75,228)	(69,957)	820,501	750,544	4,373	(7,303)	(2,930)
iShares International Treasury Bond ETF	(69,300)	3,034	316,846	250,580	115,545	(345,652)	207,460	—	(22,647)	227,933	2,764,446	2,992,379	16,464	(16,974)	(510)
iShares S&P 500 Growth ETF	(25,306)	147,993	376,113	498,800	208,927	(171,586)	(161,004)	—	(123,663)	375,137	2,162,390	2,537,527	4,753	(7,415)	(2,662)
iShares S&P 500 Value ETF	(1,539)	101,488	(40,391)	59,558	62,590	(213,739)	(10,274)	—	(161,423)	(101,865)	581,867	480,002	1,573	(5,098)	(3,525)
iShares TIPS Bond ETF	(502)	(91)	881	288	19,922	(6,440)	2,094	—	15,576	15,864	108,524	124,388	1,211	(530)	681
Vanguard Developed Markets Index ETF	11,377	162,686	494,920	668,983	140,432	(392,950)	(259,536)	—	(512,054)	156,929	3,056,827	3,213,756	4,072	(19,181)	(15,109)
Vanguard Dividend Appreciation Index ETF	(8,450)	167,066	90,444	249,060	60,992	(320,922)	(69,073)	—	(329,003)	(79,943)	1,500,221	1,420,278	1,602	(9,460)	(7,858)
Vanguard Emerging Markets Stock Index ETF	(446)	13,399	84,445	97,398	9,930	(77,152)	(24,723)	—	(91,945)	5,453	386,887	392,340	1,040	(4,939)	(3,899)
Vanguard Intermediate-Term Corporate Bond Index ETF	1,230	2,697	(438)	3,489	—	(13,461)	(1,547)	—	(15,008)	(11,519)	117,705	106,186	68	(598)	(530)

8

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2017

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard Large-Cap Index ETF	$(5,248)	$107,134	$20,423	$122,309	$138,689	$(174,874)	$(30,967)	$—	$(67,152)	$55,157	$699,504	$754,661	3,276	(4,813)	(1,537)
Vanguard Mega Cap Index ETF	(635)	13,148	9,516	22,029	2,522	(18,399)	(3,131)	—	(19,008)	3,021	125,614	128,635	200	(621)	(421)
Vanguard Real Estate Index ETF	4,689	39,916	(36,981)	7,624	24,184	(113,412)	9,044	—	(80,184)	(72,560)	378,120	305,560	982	(2,913)	(1,931)
Vanguard Short-Term Bond Index ETF	(530)	1,488	(1,853)	(895)	—	(6,264)	(22,376)	—	(28,640)	(29,535)	95,456	65,921	107	(1,353)	(1,246)
Vanguard Total Bond Market Index ETF	(14,054)	239,072	(7,544)	217,474	982,626	(2,863,753)	2,429,405	—	548,278	765,752	21,718,843	22,484,595	116,056	(93,170)	22,886

9

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Active Bond	$19,866	$(59,933)	$223,189	$183,122	$256,752	$(666,124)	$(118,273)	$(9,842)	$(537,487)	$(354,365)	$4,188,388	$3,834,023	28,890	(65,772)	(36,882)
Touchstone Aggressive ETF	1,112	251,751	133,469	386,332	111,112	(637,264)	(193,029)	(9,007)	(728,188)	(341,856)	7,072,665	6,730,809	22,418	(65,493)	(43,075)
Touchstone Conservative ETF	(7,731)	146,901	186,828	325,998	205,913	(1,801,432)	164,033	(12,436)	(1,443,922)	(1,117,924)	8,846,023	7,728,099	31,397	(133,859)	(102,462)
Touchstone Focused	(271,310)	2,331,230	(630,867)	1,429,053	511,395	(2,457,966)	(5,548,706)	(16,901)	(7,512,178)	(6,083,125)	24,686,868	18,603,743	61,718	(368,460)	(306,742)
Touchstone Large Cap Core Equity	(22,497)	607,085	(325,663)	258,925	168,164	(487,685)	(40,967)	(6,619)	(367,107)	(108,182)	3,758,455	3,650,273	17,267	(36,504)	(19,237)
Touchstone Moderate ETF	190	1,204,852	(703,886)	501,156	178,226	(2,299,035)	(244,142)	(16,070)	(2,381,021)	(1,879,865)	11,450,680	9,570,815	22,016	(177,462)	(155,446)
Non-Affiliated Initial Class:
Fidelity VIP Balanced	(1,396)	83,969	33,752	116,325	—	(270,501)	—	(764)	(271,265)	(154,940)	2,226,492	2,071,552	2	(15,573)	(15,571)
Fidelity VIP Overseas	(797)	(69,069)	(35,355)	(105,221)	—	(317,604)	(71,043)	(563)	(389,210)	(494,431)	1,712,006	1,217,575	1	(19,983)	(19,982)
Fidelity VIP Equity-Income	88,046	327,137	1,077,954	1,493,137	40,666	(1,056,379)	1,082,965	(2,768)	64,484	1,557,621	8,281,202	9,838,823	17,291	(21,518)	(4,227)
Fidelity VIP Growth	(54,249)	581,264	(560,159)	(33,144)	—	(305,603)	(11,766)	(1,535)	(318,904)	(352,048)	4,399,923	4,047,875	—	(3,132)	(3,132)
Fidelity VIP High Income	74,942	(57,025)	224,766	242,683	16,060	(143,154)	280,821	(504)	153,223	395,906	1,552,800	1,948,706	26,531	(19,413)	7,118
Fidelity VIP II Asset Manager	3,796	142,008	(95,056)	50,748	44,430	(330,532)	745	(1,170)	(286,527)	(235,779)	3,372,539	3,136,760	630	(6,539)	(5,909)
Fidelity VIP II Contrafund	(74,732)	1,483,721	(654,634)	754,355	180,996	(1,637,062)	(594,378)	(3,869)	(2,054,313)	(1,299,958)	14,233,119	12,933,161	2,411	(43,322)	(40,911)
Fidelity VIP II Index 500	(305)	389,671	54,782	444,148	—	(1,094,332)	(34,839)	(1,497)	(1,130,668)	(686,520)	5,153,223	4,466,703	145	(44,657)	(44,512)
Fidelity VIP II Investment Grade Bond	19,606	37,739	26,745	84,090	—	(435,088)	—	(986)	(436,074)	(351,984)	2,546,450	2,194,466	355	(29,738)	(29,383)
Fidelity VIP Government Money Market	(117,433)	—	2	(117,431)	158,825	(2,746,628)	(3,373,617)	(6,395)	(5,967,815)	(6,085,246)	14,126,066	8,040,820	2,500,203	(3,103,818)	(603,615)
Non-Affiliated Service Class:
Fidelity VIP Growth	(4,730)	64,708	(64,902)	(4,924)	—	(64,329)	—	(184)	(64,513)	(69,437)	393,858	324,421	4	(4,383)	(4,379)
Fidelity VIP III Mid Cap	(31,732)	248,767	113,918	330,953	—	(492,950)	(27,147)	(647)	(520,744)	(189,791)	3,555,502	3,365,711	20	(9,890)	(9,870)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	(1,436)	23,130	(8,644)	13,050	97,292	(127,655)	(15,407)	(2,723)	(48,493)	(35,443)	1,040,193	1,004,750	11,087	(13,045)	(1,958)
Fidelity VIP Balanced	(8,357)	130,830	205,874	328,347	140,008	(656,855)	798,887	(7,444)	274,596	602,943	5,575,324	6,178,267	82,832	(63,192)	19,640
Fidelity VIP Contrafund	(156,907)	1,477,280	(858,541)	461,832	747,553	(2,105,440)	(4,629,712)	(43,230)	(6,030,829)	(5,568,997)	23,588,740	18,019,743	69,703	(356,749)	(287,046)
Fidelity VIP Disciplined Small Cap	(5,327)	43,054	122,902	160,629	255,494	(81,964)	134,654	(1,305)	306,879	467,508	586,190	1,053,698	29,162	(7,883)	21,279
Fidelity VIP Equity-Income	40,839	295,573	614,027	950,439	24,420	(779,794)	1,596,523	(5,239)	835,910	1,786,349	4,013,150	5,799,499	121,234	(66,794)	54,440
Fidelity VIP Freedom 2010	(4,060)	58,225	(23,675)	30,490	57,644	(408,430)	169	(1,836)	(352,453)	(321,963)	1,032,483	710,520	4,762	(32,958)	(28,196)
Fidelity VIP Freedom 2015	(3,899)	80,576	(47,911)	28,766	60,395	(299,758)	1,484	(1,206)	(239,085)	(210,319)	853,051	642,732	7,183	(26,543)	(19,360)
Fidelity VIP Freedom 2020	(240)	21,853	5,863	27,476	25,435	(30,774)	174,699	(2,697)	166,663	194,139	381,806	575,945	17,052	(2,764)	14,288
Fidelity VIP Freedom 2025	486	16,028	6,099	22,613	260,000	—	1,770	(4,623)	257,147	279,760	503,893	783,653	20,456	(380)	20,076
Fidelity VIP Freedom 2030	(4,729)	43,998	17,117	56,386	56,716	(28,538)	—	(106)	28,072	84,458	1,139,958	1,224,416	4,718	(2,417)	2,301
Fidelity VIP Growth	(56,975)	572,020	(394,111)	120,934	133,751	(632,827)	1,393,097	(3,984)	890,037	1,010,971	3,068,879	4,079,850	117,428	(58,177)	59,251
Fidelity VIP High Income	318,841	581,132	183,630	1,083,603	118,443	(957,153)	6,788,473	(2,273)	5,947,490	7,031,093	1,333,142	8,364,235	851,660	(475,637)	376,023
Fidelity VIP Index 500	11,927	777,703	961,842	1,751,472	2,239,251	(1,313,129)	1,271,577	(45,632)	2,152,067	3,903,539	18,201,967	22,105,506	360,750	(236,044)	124,706
Fidelity VIP Investment Grade Bond	93,211	(159,268)	421,251	355,194	1,916,211	(1,553,187)	(3,755,079)	(62,430)	(3,454,485)	(3,099,291)	16,162,032	13,062,741	199,989	(462,245)	(262,256)
Fidelity VIP Mid Cap	(80,319)	411,512	378,325	709,518	139,477	(1,062,882)	7,807	(9,474)	(925,072)	(215,554)	7,472,359	7,256,805	23,868	(72,160)	(48,292)
Fidelity VIP Overseas	(6,077)	20,051	(197,210)	(183,236)	122,930	(374,786)	772,814	(5,565)	515,393	332,157	3,310,804	3,642,961	120,497	(63,314)	57,183
Fidelity VIP Target Volatility	(1,625)	(64)	17,696	16,007	210,134	(87,587)	6,446	(2,639)	126,354	142,361	238,384	380,745	21,344	(8,897)	12,447
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	(13,196)	22,831	103,860	113,495	74,665	(42,579)	93,246	(955)	124,377	237,872	988,555	1,226,427	25,652	(18,291)	7,361
Franklin Growth and Income VIP Fund	27,708	102,933	50,282	180,923	—	(334,171)	(1,977)	(755)	(336,903)	(155,980)	2,033,434	1,877,454	1	(16,036)	(16,035)
Franklin Income VIP Fund	154,211	116,133	233,452	503,796	191,854	(646,057)	(136,149)	(1,199)	(591,551)	(87,755)	4,304,993	4,217,238	2,641	(28,896)	(26,255)
JP Morgan IT Mid Cap Value	(5,067)	205,648	(72,420)	128,161	—	(271,796)	(5,507)	(419)	(277,722)	(149,561)	1,129,574	980,013	251	(10,465)	(10,214)
Morgan Stanley UIF Emerging Markets Debt	8,870	54	11,727	20,651	—	(81,734)	(24,653)	(88)	(106,475)	(85,824)	225,825	140,001	1	(3,834)	(3,833)
Morgan Stanley UIF U.S. Real Estate	(1,109)	130,763	(67,518)	62,136	300	(258,166)	(77,958)	(431)	(336,255)	(274,119)	1,444,495	1,170,376	1,357	(10,691)	(9,334)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	(3,157)	53,636	48,851	99,330	229,982	(107,624)	46,311	(6,432)	162,237	261,567	1,542,012	1,803,579	27,888	(11,612)	16,276
Columbia VIT Small Cap Value	(11,989)	95,281	232,106	315,398	128,420	(117,201)	(59,726)	(3,780)	(52,287)	263,111	996,271	1,259,382	9,607	(11,474)	(1,867)
Franklin Growth and Income VIP Fund	70,218	746,737	(234,231)	582,724	181,273	(1,010,633)	196,974	(5,818)	(638,204)	(55,480)	6,109,848	6,054,368	25,737	(58,084)	(32,347)
Franklin Income VIP Fund	468,010	30,846	1,075,489	1,574,345	248,849	(1,072,403)	(358,018)	(5,476)	(1,187,048)	387,297	13,802,117	14,189,414	34,285	(104,426)	(70,141)
Franklin Large Cap Growth VIP Fund	(35,358)	113,950	(159,900)	(81,308)	75,965	(606,771)	117,730	(5,111)	(418,187)	(499,495)	2,689,824	2,190,329	14,501	(43,839)	(29,338)
Franklin Mutual Shares VIP Fund	50,134	1,055,400	212,984	1,318,518	538,840	(1,015,184)	(331,703)	(33,616)	(841,663)	476,855	9,629,226	10,106,081	56,034	(103,976)	(47,942)
Franklin Small Cap Value VIP Fund	(6,652)	135,966	128,240	257,554	33,159	(74,267)	138,976	(843)	97,025	354,579	925,693	1,280,272	18,407	(13,106)	5,301
Invesco VI American Franchise	(4,282)	51,695	(49,559)	(2,146)	20,000	(54,248)	(247)	(314)	(34,809)	(36,955)	320,935	283,980	3,095	(4,491)	(1,396)

10

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value	$(22,022)	$6,861	$243,420	$228,259	$318,926	$(109,592)	$(90,623)	$(6,943)	$111,768	$340,027	$1,541,459	$1,881,486	30,684	(23,032)	7,652
Invesco VI Comstock	(3,487)	328,436	91,326	416,275	278,384	(184,798)	(81,802)	(11,167)	617	416,892	2,669,548	3,086,440	31,950	(28,933)	3,017
Invesco VI International Growth	(3,135)	3,652	(23,197)	(22,680)	149,927	(35,342)	104,756	(4,303)	215,038	192,358	1,123,235	1,315,593	26,170	(5,354)	20,816
Invesco VI Mid Cap Growth	(204)	3,389	(4,135)	(950)	34,542	—	540	(63)	35,019	34,069	—	34,069	3,307	(6)	3,301
Templeton Foreign VIP Fund	19,035	(17,580)	224,759	226,214	203,114	(395,891)	(251,449)	(11,220)	(455,446)	(229,232)	4,268,703	4,039,471	32,110	(60,658)	(28,548)
Templeton Global Bond VIP Fund	(9,406)	(25,316)	43,706	8,984	15,000	(87,671)	(26,420)	(292)	(99,383)	(90,399)	772,952	682,553	7,069	(18,073)	(11,004)
Templeton Growth VIP Fund	11,401	171,379	(49,403)	133,377	15,781	(381,313)	(82,689)	(2,125)	(450,346)	(316,969)	2,295,534	1,978,565	6,232	(37,049)	(30,817)
Morgan Stanley UIF Emerging Markets Debt	46,132	(22,848)	72,054	95,338	256	(51,465)	(87,140)	(2,380)	(140,729)	(45,391)	1,109,185	1,063,794	797	(10,956)	(10,159)
Morgan Stanley UIF Emerging Markets Equity	(24,940)	(45,698)	228,390	157,752	11,378	(337,071)	131,212	(4,598)	(199,079)	(41,327)	2,271,221	2,229,894	27,367	(49,824)	(22,457)
Morgan Stanley UIF U. S. Real Estate	(11,583)	183,927	(38,871)	133,473	106,263	(507,966)	104,290	(5,683)	(303,096)	(169,623)	2,878,018	2,708,395	25,413	(45,314)	(19,901)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	(22,412)	3,308	(4,171)	(23,275)	208,193	(54,005)	(18,695)	(3,142)	132,351	109,076	1,538,934	1,648,010	30,197	(20,606)	9,591
BlackRock Global Allocation VI	(4,387)	(68,882)	90,074	16,805	54,381	(161,600)	(243,233)	(2,198)	(352,650)	(335,845)	1,093,321	757,476	6,957	(40,103)	(33,146)
BlackRock High Yield VI Class III	626	234	312	1,172	46,117	(50)	(14,191)	—	31,876	33,048	—	33,048	4,568	(1,451)	3,117
BlackRock Total Return VI Class III	241	(23)	(4,384)	(4,166)	135,202	(444)	52,656	(195)	187,219	183,053	—	183,053	18,660	(69)	18,591
TOPS Managed Risk Moderate Growth ETF	1,767	(3,924)	23,336	21,179	727,085	(25,906)	(7,755)	(2,853)	690,571	711,750	131,319	843,069	88,739	(19,527)	69,212
Non-Affiliated Class 4:
American Funds Bond	950	(12)	(5,492)	(4,554)	184,708	—	19,322	(185)	203,845	199,291	—	199,291	20,294	(18)	20,276
American Funds Capital Income Builder	10,971	(2,653)	4,913	13,231	43,081	(10,021)	472,673	(636)	505,097	518,328	277,938	796,266	64,452	(10,942)	53,510
American Funds Global Growth	(6,071)	(8,521)	(60,047)	(74,639)	72,020	(41,725)	(512,208)	(1,938)	(483,851)	(558,490)	1,516,720	958,230	16,463	(66,141)	(49,678)
American Funds Growth	(698)	19,513	13,243	32,058	414,703	(2,400)	162,814	(183)	574,934	606,992	168,179	775,171	47,898	(691)	47,207
American Funds Growth-Income	(1,963)	117,347	11,414	126,798	177,674	(70,346)	(11,559)	(2,554)	93,215	220,013	1,245,445	1,465,458	22,605	(14,577)	8,028
American Funds New World	(3,159)	(60,085)	32,923	(30,321)	35,942	(21,260)	(426,735)	(1,162)	(413,215)	(443,536)	819,369	375,833	8,181	(59,505)	(51,324)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	(1,304)	46,586	44,183	89,465	66,943	(126,043)	6,460	(142)	(52,782)	36,683	487,823	524,506	592	(2,636)	(2,044)
Non-Affiliated Class B:
Deutsche Small Cap Index	(6,222)	105,072	115,144	213,994	65,667	(129,170)	74,265	(758)	10,004	223,998	1,108,198	1,332,196	8,525	(6,629)	1,896
Advisor Class:
Pimco VIT All Asset	16,405	(43,060)	204,657	178,002	41,878	(195,610)	(18,736)	(2,525)	(174,993)	3,009	1,578,786	1,581,795	17,010	(31,512)	(14,502)
Pimco VIT Foreign Bond	(58)	(280)	2	(336)	15,000	—	(14,664)	—	336	—	—	—	1,447	(1,447)	—
Pimco VIT Commodity Real Return	(8,472)	(364,770)	581,392	208,150	82,925	(113,235)	(51,797)	(6,034)	(88,141)	120,009	1,620,927	1,740,936	45,285	(67,036)	(21,751)
Pimco VIT Long Term Government	961	(1,211)	(6,004)	(6,254)	120	(721)	92,218	(14)	91,603	85,349	94,109	179,458	10,590	(1,920)	8,670
Pimco VIT Low Duration	(9,079)	(17,783)	9,071	(17,791)	167,861	(1,953,594)	1,879,425	(2,906)	90,786	72,995	2,113,016	2,186,011	736,815	(729,795)	7,020
Pimco VIT Real Return	12,168	(19,431)	65,811	58,548	50,353	(137,117)	92,158	(1,112)	4,282	62,830	1,626,502	1,689,332	13,551	(13,257)	294
Pimco VIT Total Return	107,133	(194,366)	315,813	228,580	1,319,911	(2,257,484)	519,953	(93,271)	(510,891)	(282,311)	22,333,336	22,051,025	219,846	(259,444)	(39,598)
Investor Class:
Guggenheim VT Global Managed Futures Strategies	7,443	(10,964)	(56,443)	(59,964)	923	(44,047)	(41,795)	(1,179)	(86,098)	(146,062)	452,171	306,109	5,932	(18,087)	(12,155)
Guggenheim VT Multi-Hedge Strategies	(7,564)	8,147	(12,009)	(11,426)	4,000	(39,978)	(31,054)	(1,198)	(68,230)	(79,656)	639,811	560,155	3,744	(11,638)	(7,894)
Guggenheim VT Long Short Equity	(2,482)	2,069	(1,202)	(1,615)	—	(11,970)	(2,733)	(260)	(14,963)	(16,578)	191,846	175,268	106	(1,618)	(1,512)
ETF Shares:
iShares Core S&P 500 Index ETF	(73,013)	763,449	1,323,465	2,013,901	754,683	(1,044,422)	(250,412)	—	(540,151)	1,473,750	21,251,877	22,725,627	28,085	(39,678)	(11,593)
iShares Core S&P MidCap Index ETF	(50,334)	351,479	766,635	1,067,780	239,018	(288,179)	(337,889)	—	(387,050)	680,730	5,945,917	6,626,647	11,217	(19,528)	(8,311)
iShares Core S&P Small Cap Index ETF	(38,451)	239,915	543,112	744,576	134,922	(145,411)	(268,041)	—	(278,530)	466,046	3,126,642	3,592,688	6,793	(12,354)	(5,561)
iShares Core US Aggregate Bond ETF	(2,022)	5,606	(5,818)	(2,234)	69,246	(9,879)	(91,443)	—	(32,076)	(34,310)	620,546	586,236	3,586	(4,926)	(1,340)
iShares iBoxx $ High Yield Corporate Bond ETF	8,863	1,328	20,010	30,201	650	(15,393)	(5,190)	—	(19,933)	10,268	290,894	301,162	127	(824)	(697)
iShares Intermediate Credit Bond ETF	(1,988)	1,790	1,920	1,722	127,601	(9,099)	169,079	—	287,581	289,303	531,198	820,501	12,072	(798)	11,274
iShares International Treasury Bond	(52,923)	(16,434)	27,349	(42,008)	85,873	(136,116)	106,298	—	56,055	14,047	2,750,399	2,764,446	14,042	(11,225)	2,817
iShares S&P 500 Growth ETF	(19,081)	37,062	76,897	94,878	140,330	(35,897)	56,609	—	161,042	255,920	1,906,470	2,162,390	5,951	(1,867)	4,084
iShares S&P 500 Value ETF	35	38,543	34,295	72,873	32,289	(33,632)	(47,198)	—	(48,541)	24,332	557,535	581,867	1,082	(2,378)	(1,296)
iShares TIPS Bond ETF	(1,072)	(2,911)	5,662	1,679	22,721	(5,279)	(45,438)	—	(27,996)	(26,317)	134,841	108,524	1,232	(2,547)	(1,315)
Vanguard Developed Markets Index Fund ETF	15,643	30,816	(31,192)	15,267	105,373	(141,319)	202,815	—	166,869	182,136	2,874,691	3,056,827	11,680	(5,668)	6,012
Vanguard Dividend Appreciation Index Fund ETF	(5,307)	45,899	85,306	125,898	78,687	(55,829)	(57,015)	—	(34,157)	91,741	1,408,480	1,500,221	2,247	(3,217)	(970)
Vanguard Emerging Markets Index Fund ETF	11	(3,411)	40,542	37,142	15,260	(14,758)	4,243	—	4,745	41,887	345,000	386,887	2,704	(2,286)	418
Vanguard Intermediate-Term Corporate Bond Index ETF	1,255	1,358	126	2,739	30,137	(9,096)	161	—	21,202	23,941	93,764	117,705	1,079	(338)	741

11

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard Large-Cap Index ETF	$(3,640)	$17,003	$47,295	$60,658	$33,334	$(14,370)	$29,023	$—	$47,987	$108,645	$590,859	$699,504	2,102	(793)	1,309
Vanguard Mega Cap Index ETF	(309)	5,994	4,878	10,563	275	(2,642)	(6,575)	—	(8,942)	1,621	123,993	125,614	98	(320)	(222)
Vanguard REIT Index ETF	7,843	9,670	5,271	22,784	14,396	(8,057)	43,114	—	49,453	72,237	305,883	378,120	2,063	(715)	1,348
Vanguard Short Term Bond ETF	(691)	381	(571)	(881)	15,068	(10,669)	1,813	—	6,212	5,331	90,125	95,456	699	(442)	257
Vanguard Total Bond Market Index ETF	(34,330)	99,093	(99,861)	(35,098)	724,279	(1,016,381)	1,011,798	—	719,696	684,598	21,034,245	21,718,843	83,862	(55,184)	28,678
Vanguard VI Money Market	(297)	(197)	197	(297)	—	—	(28,455)	—	(28,455)	(28,752)	28,752	—	32	(3,151)	(3,119)

12

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements
December 31, 2017
1. Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (”the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below:

American Funds Insurance Series	Fidelity Variable Insurance Products
American Funds Bond Class 4	Fidelity VIP Asset Manager Service Class 2
American Funds Capital Income Builder Class 4	Fidelity VIP Asset Manager Initial Class
American Funds Global Growth Class 4	Fidelity VIP Balanced Initial Class
American Funds Growth Class 4	Fidelity VIP Balanced Service Class 2
American Funds Growth-Income Class 4	Fidelity VIP Contrafund Service Class 2
American Funds Managed Risk Asset Allocation P2	Fidelity VIP Contrafund Initial Class
American Funds New World Class 4	Fidelity VIP Disciplined Small Cap Service Class 2
Fidelity VIP Equity Income Service Class 2
BlackRock Variable Series Funds	Fidelity VIP Equity Income Initial Class
BlackRock Capital Appreciation VI Class III	Fidelity VIP Freedom 2010 Service Class 2
BlackRock Global Allocation VI Class III	Fidelity VIP Freedom 2015 Service Class 2
BlackRock High Yield VI Class III	Fidelity VIP Freedom 2020 Service Class 2
BlackRock Total Return VI Class III	Fidelity VIP Freedom 2025 Service Class 2
Fidelity VIP Freedom 2030 Service Class 2
Columbia Funds Variable Insurance Trust and Series Trust II	Fidelity VIP Government Money Market Initial Class
Columbia VIT Mid Cap Value Class 1	Fidelity VIP Growth Service Class 2
Columbia VIT Small Cap Value Class 2	Fidelity VIP Growth Service Class
Fidelity VIP Growth Initial Class
Deutsche Investments VIT Funds	Fidelity VIP High Income Service Class 2
Deutsche Small Cap Index VIP Class A	Fidelity VIP High Income Initial Class
Deutsche Small Cap Index VIP Class B	Fidelity VIP Index 500 Service Class 2

13

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

Fidelity Variable Insurance Products (continued)	JPMorgan Insurance Trust
Fidelity VIP Index 500 Initial Class	JPMorgan IT Mid Cap Value Class 1
Fidelity VIP Investment Grade Bond Service Class 2
Fidelity VIP Investment Grade Bond Initial Class	Morgan Stanley Variable Insurance Funds
Fidelity VIP Mid Cap Service Class	(formerly The Universal Institutional Funds)
Fidelity VIP Mid Cap Service Class 2	MS VIF Emerging Markets Equity Class II
Fidelity VIP Overseas Service Class 2	MS VIF Emerging Markets Debt Class II
Fidelity VIP Overseas Initial Class	MS VIF Emerging Markets Debt Class I
Fidelity VIP Target Volatility Service Class 2	MS VIF U.S. Real Estate Class II
MS VIF U.S. Real Estate Class I
Franklin Templeton VIP Trust
Franklin Growth & Income VIP Fund Class 1	Pimco Variable Insurance Trust
Franklin Growth & Income VIP Fund Class 2	Pimco VIT All Asset Advisor Class
Franklin Income VIP Fund Class 1	Pimco VIT Commodity Real Return Strategy Advisor Class
Franklin Income VIP Fund Class 2	Pimco VIT Foreign Bond Advisor Class
Franklin Large Cap Growth VIP Fund Class 2	Pimco VIT Long Term Government Advisor Class
Franklin Mutual Shares VIP Fund Class 2	Pimco VIT Low Duration Advisor Class
Franklin Small Cap Value VIP Fund Class 2	Pimco VIT Real Return Advisor Class
Templeton Foreign VIP Fund Class 2	Pimco VIT Total Return Advisor Class
Templeton Global Bond VIP Fund Class 2
Templeton Growth VIP Fund Class 2	Northern Lights Variable Trust
TOPS Managed Risk Moderate Growth ETF Class 3
Guggenheim Variable Insurance Funds
Guggenheim VT Global Managed Futures Strategy	Touchstone Variable Series Trust
Guggenheim VT Long Short Equity	Touchstone Active Bond
Guggenheim VT Multi Hedge Strategies	Touchstone Aggressive ETF
Touchstone Conservative ETF
iShares Trust	Touchstone Focused
iShares Intermediate Credit Bond ETF	Touchstone Large Cap Core Equity
iShares Core S&P 500 ETF	Touchstone Moderate ETF
iShares Core S&P Mid-Cap ETF
iShares Core S&P Small-Cap ETF	The Vanguard Index Funds
iShares Core US Aggregate Bond ETF	Vanguard Dividend Appreciation Index ETF
iShares iBoxx $ High Yield Corporate Bond ETF	Vanguard Developed Markets Index ETF
iShares International Treasury Bond ETF	Vanguard Emerging Markets Stock Index ETF
iShares S&P 500 Growth ETF	Vanguard Intermediate-Term Corporate Bond Index ETF
iShares S&P 500 Value ETF	Vanguard Large-Cap Index ETF
iShares TIPS Bond ETF	Vanguard Mega Cap Index ETF
Vanguard Real Estate Index ETF
Invesco Variable Insurance Funds	Vanguard Short-Term Bond Index ETF
Invesco VI American Franchise Series II	Vanguard Total Bond Market Index ETF
Invesco VI American Value Series II	Vanguard VI Money Market
Invesco VI Comstock Series II
Invesco VI International Growth Series II
Invesco VI Mid Cap Growth Series II

14

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Nature of Operations (continued)

The statements of operations for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2017. The statements of changes in net assets for all of the Underlying Funds are presented in the financial statements for the year ended December 31, 2017 and December 31, 2016 with the exception of the following fund.

Presented only on the statement of changes in net assets for year ended December 31, 2016:
Vanguard VI Money Market

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 101 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2017. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from

15

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which

16

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

17

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2017 and the cost of investments held at December 31, 2017, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Active Bond	$570,761	$1,086,370	$3,349,775
Touchstone Aggressive ETF	682,099	1,764,672	5,284,263
Touchstone Conservative ETF	1,108,216	1,505,122	7,542,496
Touchstone Focused	620,915	3,326,586	18,054,866
Touchstone Large Cap Core Equity	183,459	571,524	2,823,041
Touchstone Moderate ETF	2,660,913	3,018,757	9,417,175
Non-Affiliated Initial Class:
Fidelity VIP Balanced	83,053	323,171	1,729,645
Fidelity VIP Overseas	23,180	135,597	1,072,660
Fidelity VIP Equity Income	670,167	1,280,902	8,426,945
Fidelity VIP Growth	338,014	425,413	2,677,280
Fidelity VIP High Income	109,112	496,639	1,559,218
Fidelity VIP Asset Manager	428,702	295,923	3,126,263
Fidelity VIP Contrafund	973,515	1,768,826	9,678,679
Fidelity VIP Index 500	97,207	576,546	2,469,339
Fidelity VIP Investment Grade Bond	58,971	271,725	1,995,272
Fidelity VIP Government Money Market	9,361,220	6,346,946	11,055,092
Non-Affiliated Service Class:
Fidelity VIP Growth	26,952	71,829	198,118
Fidelity VIP Mid Cap	181,804	435,803	2,843,205
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	215,086	214,463	1,030,665
Fidelity VIP Balanced	2,905,820	1,909,822	7,167,546
Fidelity VIP Contrafund	1,661,877	3,244,859	15,337,632
Fidelity VIP Disciplined Small Cap	1,189,666	310,468	1,817,183
Fidelity VIP Equity Income	460,752	1,271,132	4,590,697
Fidelity VIP Freedom 2010	20,511	265,361	458,133
Fidelity VIP Freedom 2015	25,227	269,174	393,113
Fidelity VIP Freedom 2020	30,330	53,143	542,555
Fidelity VIP Freedom 2025	41,447	219,313	613,431
Fidelity VIP Freedom 2030	73,985	818,638	510,608
Fidelity VIP Growth	673,392	1,544,106	3,150,977
Fidelity VIP High Income	227,050	7,724,081	1,270,462
Fidelity VIP Index 500	4,500,674	4,976,645	20,238,488
Fidelity VIP Investment Grade Bond	2,232,908	1,300,340	14,223,576
Fidelity VIP Mid Cap	1,970,362	1,369,846	7,773,567
Fidelity VIP Overseas	1,142,409	713,766	4,204,163
Fidelity VIP Target Volatility	43,997	15,998	403,962
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	134,736	192,433	1,103,655
Franklin Growth & Income VIP Fund	221,719	311,322	1,424,859

18

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1 (continued):
Franklin Income VIP Fund	$226,011	$898,560	$3,403,647
JPMorgan IT Mid Cap Value	91,903	283,731	572,043
MS VIF Emerging Markets Debt	8,470	13,751	143,362
MS VIF U.S. Real Estate	30,585	295,306	647,306
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	72,112	116,956	1,752,709
Columbia VIT Small Cap Value	530,579	197,176	1,491,858
Franklin Growth & Income VIP Fund	780,588	1,154,609	5,128,286
Franklin Income VIP Fund	1,493,972	1,754,871	14,179,797
Franklin Large Cap Growth VIP Fund	237,566	495,939	2,107,727
Franklin Mutual Shares VIP Fund	1,554,003	1,365,708	9,851,832
Franklin Small Cap Value VIP Fund	178,977	280,524	1,163,785
Invesco VI American Franchise	65,183	149,070	196,127
Invesco VI American Value	848,754	716,867	2,003,028
Invesco VI Comstock	651,388	569,315	3,003,848
Invesco VI International Growth	387,968	199,562	1,598,355
Invesco VI Mid Cap Growth	24,243	3,515	58,819
Templeton Foreign VIP Fund	464,034	577,942	4,376,296
Templeton Global Bond VIP Fund	61,523	109,605	682,632
Templeton Growth VIP Fund	105,346	514,543	1,399,532
MS VIF Emerging Markets Debt	144,556	348,180	911,197
MS VIF Emerging Markets Equity	190,155	1,049,395	1,573,790
MS VIF U.S. Real Estate	327,631	440,518	2,302,936
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	498,463	239,337	2,051,364
BlackRock Global Allocation VI	86,775	108,663	801,645
BlackRock High Yield VI	19,727	829	51,631
BlackRock Total Return VI	20,549	7,509	200,356
TOPS Managed Risk Moderate Growth ETF	28,382	37,591	825,422
Non-Affiliated Class 4:
American Funds Bond	322,590	9,127	517,986
American Funds Capital Income Builder	806,824	155,719	1,456,776
American Funds Global Growth	302,862	70,115	1,310,929
American Funds Growth	385,613	32,360	1,134,336
American Funds Growth-Income	556,377	220,969	1,876,640
American Funds New World	112,688	73,164	425,661
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	30,998	45,114	501,606
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	232,392	222,847	1,286,216
Advisor Class:
Pimco VIT All Asset	144,362	257,067	1,563,768
Pimco VIT Foreign Bond	4,215	10	4,207
Pimco VIT Commodity Real Return Strategy	350,802	207,533	2,432,983
Pimco VIT Long Term Government	43,310	27,358	204,012
Pimco VIT Low Duration	275,517	621,162	1,876,212
Pimco VIT Real Return	75,194	322,787	1,566,291

19

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Investments

Subaccount	Purchases	Sales	Cost

Advisor Class (continued):
Pimco VIT Total Return	$2,482,784	$3,273,376	$22,249,881
Investor Class:
Guggenheim VT Global Managed Futures Strategy	14,031	48,665	324,570
Guggenheim VT Multi Hedge Strategies	10,492	47,163	491,387
Guggenheim VT Long Short Equity	1,489	90,066	86,304
ETF Shares:
iShares Core S&P 500 ETF	1,174,531	4,581,150	16,990,004
iShares Core S&P Mid-Cap ETF	469,978	1,294,416	4,935,486
iShares Core S&P Small-Cap ETF	316,777	758,971	2,574,492
iShares Core US Aggregate Bond ETF	100,801	23,934	683,070
iShares iBoxx $ High Yield Corporate Bond ETF	21,356	83,151	282,634
iShares Intermediate Credit Bond ETF	125,297	207,646	764,504
iShares International Treasury Bond ETF	364,408	462,961	2,925,572
iShares S&P 500 Growth ETF	259,671	412,917	1,792,645
iShares S&P 500 Value ETF	76,167	244,709	404,978
iShares TIPS Bond ETF	29,714	15,000	127,811
Vanguard Developed Markets Index ETF	214,572	732,283	2,879,866
Vanguard Dividend Appreciation Index ETF	85,271	430,485	1,085,591
Vanguard Emerging Markets Stock Index ETF	31,527	129,385	344,266
Vanguard Intermediate-Term Corporate Bond Index ETF	3,810	19,467	106,131
Vanguard Large-Cap Index ETF	163,228	239,946	593,202
Vanguard Mega Cap Index ETF	11,481	31,673	87,634
Vanguard Real Estate Index ETF	48,545	128,278	309,034
Vanguard Short-Term Bond Index ETF	3,199	33,123	69,313
Vanguard Total Bond Market Index ETF	3,376,920	2,907,594	22,982,877

20

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as a daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and	Annual Administration
		Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

21

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

22

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each period ended December 31. The ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. The first unit value presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. The first total return presented in the range of each subaccount within the table corresponds to the highest expense ratio for each subaccount presented within the table. Therefore, some individual contract ratios are not within the ranges presented.

** Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

*** Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**** Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone Active Bond	242	$13.64 to $16.63	$3,363	2.37%	1.00% to 1.67%	1.81% to 2.51%
Touchstone Aggressive ETF	325	22.46 to 20.68	6,610	1.68%	1.00% to 2.15%	14.78% to 16.13%
Touchstone Conservative ETF	454	14.98 to 16.96	7,158	2.04%	1.00% to 2.15%	7.70% to 8.96%
Touchstone Focused	640	34.00 to 38.06	18,136	0.51%	1.00% to 1.67%	11.75% to 12.51%
Touchstone Large Cap Core Equity	187	23.86 to 23.35	3,905	0.67%	1.00% to 1.67%	19.30% to 20.11%
Touchstone Moderate ETF	522	18.85 to 19.20	8,797	1.94%	1.00% to 2.15%	11.22% to 12.52%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	90	17.86 to 29.08	2,068	1.42%	1.35%	14.86
Fidelity VIP Overseas	50	11.19 to 11.87	1,438	1.4%	1.00% to 1.55%	28.27% to 28.99%
Fidelity VIP Equity Income	138	27.50 to 27.92	10,060	1.68%	1.10% to 1.35%	11.38% to 11.66%
Fidelity VIP Growth	36	139.37	4,980	0.22%	1.35%	33.32
Fidelity VIP High Income	56	28.61	1,604	4.56%	1.35%	5.50
Fidelity VIP Asset Manager	59	55.72	3,277	1.86%	1.35%	12.57
Fidelity VIP Contrafund	224	41.71 to 42.33	13,970	0.98%	1.10% to 1.35%	20.24% to 20.54%
Fidelity VIP Index 500	129	19.15 to 19.65	4,803	1.77%	1.10% to 1.45%	19.96% to 20.38%
Fidelity VIP Investment Grade Bond	103	13.43 to 14.26	2,012	2.31%	1.00% to 1.55%	2.61% to 3.18%
Fidelity VIP Government Money Market	1,139	9.72 to 9.82	11,055	0.67%	1.00% to 2.75%	(2.08)% to (0.33)%
Non-Affiliated Service Class:
Fidelity VIP Growth	18	20.34	359	0.13%	1.35%	33.19
Fidelity VIP Mid Cap	53	67.30 to 70.14	3,587	0.61%	1.10% to 1.35%	19.08% to 19.38%

23

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	63	18.03 to 20.20	$1,005	1.55%	1.00% to 1.67%	11.85% to 12.61%
Fidelity VIP Balanced	410	21.45 to 24.08	7,973	1.3%	1.00% to 1.67%	14.18% to 14.96%
Fidelity VIP Contrafund	848	30.81 to 34.05	18,909	0.77%	1.00% to 1.67%	19.56% to 20.38%
Fidelity VIP Disciplined Small Cap	118	16.51 to 17.75	2,011	0.55%	1.00% to 1.67%	5.01% to 5.73%
Fidelity VIP Equity Income	288	22.67 to 22.96	5,449	1.43%	1.00% to 1.67%	10.78% to 11.53%
Fidelity VIP Freedom 2010	37	13.94 to 14.43	528	0.98%	1.35% to 1.67%	10.92% to 11.28%
Fidelity VIP Freedom 2015	32	14.17 to 15.19	456	1.04%	1.15% to 1.67%	12.89% to 13.48%
Fidelity VIP Freedom 2020	44	14.79 to 14.94	620	1.26%	1.15% to 1.60%	14.41% to 14.93%
Fidelity VIP Freedom 2025	46	$15.60 to $15.37	686	1.24%	1.35% to 1.60%	15.69% to 15.99%
Fidelity VIP Freedom 2030	43	14.80 to 15.65	634	0.67%	1.15% to 1.67%	18.69% to 19.31%
Fidelity VIP Growth	183	26.72 to 24.16	4,162	0.09%	1.00% to 1.67%	32.57% to 33.47%
Fidelity VIP High Income	70	19.42 to 24.61	1,264	1.48%	1.00% to 1.67%	5.13% to 5.85%
Fidelity VIP Index 500	1,347	26.83 to 24.64	25,759	1.61%	1.00% to 1.67%	19.39% to 20.20%
Fidelity VIP Investment Grade Bond	1,061	13.74 to 17.52	14,157	2.27%	1.00% to 1.67%	2.26% to 2.96%
Fidelity VIP Mid Cap	348	38.94 to 44.40	8,978	0.50%	1.00% to 1.67%	18.53% to 19.34%
Fidelity VIP Overseas	375	21.69 to 20.70	5,131	1.27%	1.00% to 1.67%	27.83% to 28.69%
Fidelity VIP Target Volatility	36	12.32 to 12.53	440	1.14%	1.15% to 1.55%	14.50% to 14.96%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	77	16.94 to 17.54	1,330	—%	1.15% to 1.67%	11.65% to 12.24%
Franklin Growth & Income VIP Fund	71	26.19 to 26.58	1,847	5.98%	1.10% to 1.35%	14.59% to 14.87%
Franklin Income VIP Fund	142	26.41 to 26.80	3,757	4.30%	1.10% to 1.35%	8.46% to 8.74%
JPMorgan IT Mid Cap Value	27	34.01 to 35.69	856	0.79%	1.00% to 1.55%	12.01% to 12.63%
MS VIF Emerging Markets Debt	4	26.98 to 33.67	140	5.48%	1.10% to 1.55%	8.02% to 8.51%
MS VIF U.S. Real Estate	23	34.18 to 37.43	917	1.58%	1.00% to 1.55%	1.52% to 2.08%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	164	12.07 to 12.37	1,988	0.78%	1.00% to 1.60%	12.97% to 13.66%
Columbia VIT Small Cap Value	59	28.23 to 29.55	1,684	0.32%	1.15% to 1.67%	12.09% to 12.68%
Franklin Growth & Income VIP Fund	289	23.03 to 26.59	5,848	5.81%	1.00% to 1.67%	13.93% to 14.70%
Franklin Income VIP Fund	901	21.54 to 26.82	14,667	4.12%	1.00% to 1.67%	7.85% to 8.58%
Franklin Large Cap Growth VIP Fund	110	22.29 to 27.02	2,309	0.62%	1.00% to 1.67%	25.98% to 26.83%
Franklin Mutual Shares VIP Fund	660	21.99 to 26.46	10,475	2.25%	1.00% to 1.67%	6.54% to 7.27%
Franklin Small Cap Value VIP Fund	67	17.30 to 18.31	1,209	0.51%	1.15% to 1.67%	8.81% to 9.38%
Invesco VI American Franchise	10	25.27 to 21.42	251	—%	1.15% to 1.67%	24.91% to 25.57%
Invesco VI American Value	120	17.63 to 18.83	2,169	0.60%	1.00% to 1.67%	7.86% to 8.59%
Invesco VI Comstock	187	26.20 to 31.66	3,500	1.99%	1.00% to 1.67%	15.62% to 16.40%
Invesco VI International Growth	143	12.40 to 12.79	1,795	1.27%	1.15% to 1.60%	20.77% to 21.32%
Invesco VI Mid Cap Growth	5	12.41 to 12.49	61	—%	1.15% to 1.55%	20.26% to 20.74%
Templeton Foreign VIP Fund	331	20.34 to 24.22	4,473	2.55%	1.00% to 1.67%	14.75% to 15.53%
Templeton Global Bond VIP Fund	68	9.34 to 9.52	645	—%	1.15% to 1.55%	0.35% to 0.76%
Templeton Growth VIP Fund	105	20.28 to 24.27	1,863	1.63%	1.00% to 1.67%	16.53% to 17.32%
MS VIF Emerging Markets Debt	56	21.63 to 15.86	899	5.60%	1.00% to 1.67%	7.76% to 8.49%
MS VIF Emerging Markets Equity	122	32.84 to 41.39	2,026	0.66%	1.00% to 1.67%	32.82% to 33.72%
MS VIF U.S. Real Estate	179	30.50 to 12.94	2,635	1.29%	1.00% to 1.67%	1.16% to 1.84%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	123	17.80 to 18.54	2,215	—%	1.00% to 1.60%	30.83% to 31.62%
BlackRock Global Allocation VI	67	12.14 to 12.64	817	1.29%	1.00% to 1.60%	11.90% to 12.58%
BlackRock High Yield VI	5	11.19 to 11.26	53	4.90%	1.15% to 1.55%	5.41% to 5.84%
BlackRock Total Return VI	20	10.00 to 10.02	198	2.22%	1.45% to 1.55%	1.61% to 1.71%
TOPS Managed Risk Moderate Growth ETF	82	11.43 to 11.64	935	1.58%	1.15% to 1.55%	12.08% to 12.53%
Non-Affiliated Class 4:
American Funds Bond	51	9.99 to 10.06	510	2.35%	1.15% to 1.55%	1.70% to 2.11%
American Funds Capital Income Builder	146	10.55 to 10.67	1,551	2.62%	1.15% to 1.55%	10.91% to 11.36%
American Funds Global Growth	102	14.07 to 14.33	1,460	0.63%	1.15% to 1.60%	29.03% to 29.61%
American Funds Growth	80	15.77 to 16.06	1,272	0.48%	1.15% to 1.60%	25.95% to 26.52%
American Funds Growth-Income	134	14.88 to 15.12	2,006	1.40%	1.15% to 1.55%	20.19% to 20.68%
American Funds New World	45	11.66 to 11.85	527	0.84%	1.15% to 1.55%	27.07% to 27.58%

24

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2017		Unit		Investment	Expense	Total
	Units	Value	Net Assets	Income	Ratio	Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	17	31.10 to 32.45	$557	0.96%	1.10% to 1.45%	12.68% to 13.08%
Non-Affiliated Class B:
Deutsche Small Cap Index VIP	67	27.99 to 29.64	1,463	0.71%	1.00% to 1.67%	12.14% to 12.90%
Advisor Class:
Pimco VIT All Asset	118	13.25 to 12.53	1,600	4.46%	1.15% to 1.67%	11.49% to 12.08%
Pimco VIT Foreign Bond	*-	10.37	4	28.25%	1.55%	1.08%
Pimco VIT Commodity Real Return Strategy	400	4.22 to 5.85	1,730	11.07%	1.15% to 1.67%	0.35% to 0.88%
Pimco VIT Long Term Government	19	10.57 to 10.80	207	2.08%	1.15% to 1.60%	7.11% to 7.60%
Pimco VIT Low Duration	166	10.93 to 11.67	1,840	1.25%	1.00% to 1.67%	(0.44)% to 0.24%
Pimco VIT Real Return	123	11.70 to 10.60	1,462	2.27%	1.15% to 1.67%	1.83% to 2.36%
Pimco VIT Total Return	1,613	13.18 to 14.08	21,874	1.92%	1.00% to 1.67%	3.07% to 3.77%
Investor Class:
Guggenheim VT Global Managed Futures Strategy	45	6.44 to 6.85	292	1.42%	1.00% to 1.67%	6.90% to 7.63%
Guggenheim VT Multi Hedge Strategies	60	8.63 to 9.21	543	—%	1.00% to 1.67%	1.95% to 2.64%
Guggenheim VT Long Short Equity	9	10.83 to 11.56	104	0.37%	1.00% to 1.67%	12.94% to 13.71%
ETF Shares:
iShares Core S&P 500 ETF	451	51.48 to 54.37	23,528	1.88%	1.75% to 2.75%	18.42% to 19.63%
iShares Core S&P Mid-Cap ETF	134	49.80 to 51.01	6,734	1.28%	1.75% to 2.75%	13.07% to 14.23%
iShares Core S&P Small-Cap ETF	67	52.38 to 53.75	3,551	1.28%	1.75% to 2.75%	10.07% to 11.19%
iShares Core US Aggregate Bond ETF	27	24.49 to 27.43	671	2.32%	1.75% to 2.75%	0.71% to 1.74%
iShares iBoxx $ High Yield Corporate Bond ETF	8	30.02 to 32.38	249	5.05%	1.75% to 2.75%	3.17% to 4.23%
iShares Intermediate Credit Bond ETF	29	25.47 to 26.86	751	2.48%	1.90% to 2.75%	0.70% to 1.57%
iShares International Treasury Bond ETF	129	22.95 to 24.42	2,992	0.20%	1.75% to 2.75%	8.42% to 9.53%
iShares S&P 500 Growth ETF	47	52.76 to 57.29	2,538	1.43%	1.75% to 2.75%	23.74% to 25.00%
iShares S&P 500 Value ETF	10	48.84 to 51.49	480	2.17%	1.90% to 2.75%	12.11% to 13.08%
iShares TIPS Bond ETF	5	22.47 to 23.69	124	2.13%	1.90% to 2.75%	0.10% to 0.97%
Vanguard Developed Markets Index ETF	88	36.43 to 34.27	3,214	2.91%	1.75% to 2.75%	22.94% to 24.20%
Vanguard Dividend Appreciation Index ETF	31	45.47 to 47.94	1,420	1.99%	1.90% to 2.75%	18.88% to 19.92%
Vanguard Emerging Markets Stock Index ETF	14	28.54 to 25.91	392	2.41%	1.75% to 2.75%	27.87% to 29.18%
Vanguard Intermediate-Term Corporate Bond Index ETF	4	29.79 to 31.55	106	3.21%	1.75% to 2.55%	2.63% to 3.47%
Vanguard Large-Cap Index ETF	15	51.28 to 54.06	755	1.89%	1.90% to 2.75%	18.69% to 19.73%
Vanguard Mega Cap Index ETF	2	51.74 to 54.80	129	1.94%	1.75% to 2.75%	19.24% to 20.47%
Vanguard Real Estate Index ETF	7	40.84 to 43.05	306	4.15%	1.90% to 2.75%	2.01% to 2.90%
Vanguard Short-Term Bond Index ETF	3	22.70 to 23.85	66	1.63%	1.90% to 2.75%	(1.57)% to (0.71)%
Vanguard Total Bond Market Index ETF	905	24.46 to 27.47	22,485	2.54%	1.75% to 2.75%	0.73% to 1.76%

* - Less than 500.

25

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone Active Bond	280	$13.40 to $16.22	$3,834	1.95%	1.00% to 1.67%	4.21% to 4.92%
Touchstone Aggressive ETF	383	19.57 to 17.80	6,731	1.51%	1.00% to 2.15%	5.64% to 6.88%
Touchstone Conservative ETF	532	13.91 to 15.56	7,728	1.42%	1.00% to 2.15%	3.31% to 4.53%
Touchstone Focused	735	30.43 to 33.83	18,604	—%	1.00% to 1.67%	11.22% to 11.98%
Touchstone Large Cap Core Equity	209	20.00 to 19.44	3,650	0.81%	1.00% to 1.67%	7.02% to 7.75%
Touchstone Moderate ETF	630	16.95 to 17.06	9,571	1.54%	1.00% to 2.15%	4.56% to 5.78%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	104	15.55 to 25.32	2,072	1.29%	1.35%	5.82%
Fidelity VIP Overseas	53	8.62 to 9.20	1,218	1.31%	1.00% to 1.67%	(6.65)% to (6.01)%
Fidelity VIP Equity-Income	142	24.70 to 25.00	9,839	2.30%	1.10% to 1.35%	16.43% to 16.72%
Fidelity VIP Growth	39	104.54	4,048	0.04%	1.35%	(0.56)%
Fidelity VIP High Income	72	27.12	1,949	5.34%	1.35%	13.06%
Fidelity VIP II Asset Manager	63	49.50	3,137	1.46%	1.35%	1.68%
Fidelity VIP II Contrafund	251	34.69 to 35.12	12,933	0.79%	1.10% to 1.35%	6.55% to 6.82%
Fidelity VIP II Index 500	150	15.97 to 16.33	4,467	1.36%	1.10% to 1.45%	10.24% to 10.63%
Fidelity VIP II Investment Grade Bond	121	13.09 to 13.82	2,194	2.21%	1.00% to 1.55%	3.12% to 3.69%
Fidelity VIP Government Money Market	823	9.74 to 9.85	8,041	0.19%	1.00% to 1.67%	(1.47)% to (0.80)%
Non-Affiliated Service Class:
Fidelity VIP Growth	21	15.27	324	—%	1.35%	(0.64)%
Fidelity VIP III Mid Cap	59	56.52 to 58.75	3,366	0.41%	1.10% to 1.35%	10.60% to 10.88%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	70	16.12 to 17.94	1,005	1.28%	1.00% to 1.67%	1.12% to 1.81%
Fidelity VIP Balanced	363	18.78 to 20.94	6,178	1.25%	1.00% to 1.67%	5.19% to 5.91%
Fidelity VIP Contrafund	966	25.77 to 25.91	18,020	0.59%	0.60% to 1.67%	5.93% to 7.08%
Fidelity VIP Disciplined Small Cap	65	15.72 to 16.79	1,054	0.62%	1.00% to 1.67%	20.27% to 21.09%
Fidelity VIP Equity-Income	339	20.47 to 20.58	5,800	2.17%	1.00% to 1.67%	15.75% to 16.53%
Fidelity VIP Freedom 2010	56	12.94 to 13.23	711	1.03%	1.15% to 1.60%	3.55% to 4.02%
Fidelity VIP Freedom 2015	51	12.55 to 13.39	643	1.05%	1.15% to 1.67%	3.82% to 4.36%
Fidelity VIP Freedom 2020	46	12.93 to 13.00	576	1.47%	1.15% to 1.60%	4.11% to 4.59%
Fidelity VIP Freedom 2025	61	13.48 to 13.12	784	1.63%	1.45% to 1.60%	4.29% to 4.45%
Fidelity VIP Freedom 2030	98	12.47 to 13.12	1,224	1.24%	1.15% to 1.67%	4.60% to 5.15%
Fidelity VIP Growth	238	20.15 to 18.10	4,080	—%	1.00% to 1.67%	(1.13)% to (0.45)%
Fidelity VIP High Income	462	18.47 to 23.25	8,364	5.85%	1.00% to 1.67%	12.26% to 13.03%
Fidelity VIP Index 500	1,373	22.47 to 20.50	22,106	1.49%	1.00% to 1.67%	9.72% to 10.47%
Fidelity VIP Investment Grade Bond	1,002	13.44 to 17.02	13,063	2.21%	1.00% to 1.67%	2.73% to 3.43%
Fidelity VIP Mid Cap	340	32.85 to 37.20	7,257	0.30%	1.00% to 1.67%	10.06% to 10.80%
Fidelity VIP Overseas	344	16.97 to 16.09	3,643	1.24%	1.00% to 1.67%	(6.85)% to (6.21)%
Fidelity VIP Target Volatility	35	10.76 to 10.90	381	1.15%	1.15% to 1.55%	3.43% to 3.85%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	80	15.17 to 15.76	1,226	—%	1.00% to 1.67%	12.24% to 13.01%
Franklin Growth and Income VIP Fund	82	22.86 to 23.14	1,877	2.83%	1.10% to 1.35%	10.35% to 10.63%
Franklin Income VIP Fund	173	24.35 to 24.65	4,217	5.05%	1.10% to 1.35%	12.79% to 13.08%
JP Morgan IT Mid Cap Value	35	30.36 to 31.69	980	0.91%	1.00% to 1.55%	12.92% to 13.55%
Morgan Stanley UIF Emerging Markets Debt	5	24.98 to 31.03	140	5.94%	1.10% to 1.55%	8.84% to 9.34%
Morgan Stanley UIF U.S. Real Estate	30	33.67 to 36.67	1,170	1.35%	1.00% to 1.55%	5.16% to 5.75%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	168	10.68 to 10.88	1,804	1.37%	1.00% to 1.60%	5.56% to 6.20%
Columbia VIT Small Cap Value	49	25.19 to 26.23	1,259	0.39%	1.15% to 1.67%	30.53% to 31.22%
Franklin Growth and Income VIP Fund	343	20.21 to 23.18	6,054	2.59%	1.00% to 1.67%	9.76% to 10.51%
Franklin Income VIP Fund	925	19.98 to 24.70	14,189	4.95%	1.00% to 1.67%	12.12% to 12.88%
Franklin Large Cap Growth VIP Fund	134	17.69 to 21.31	2,190	—%	1.00% to 1.67%	(3.43)% to (2.77)%
Franklin Mutual Shares VIP Fund	676	20.64 to 21.10	10,106	2.00%	0.60% to 1.67%	14.12% to 15.36%
Franklin Small Cap Value VIP Fund	77	15.90 to 19.82	1,280	0.80%	1.15% to 1.67%	28.02% to 28.69%
Invesco VI American Franchise	14	20.23 to 17.06	284	—%	1.15% to 1.67%	0.31% to 0.84%
Invesco VI American Value	113	16.35 to 17.34	1,881	0.12%	1.00% to 1.67%	13.30% to 14.07%

26

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2016				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock	190	$22.66 to $27.19	$3,086	1.34%	1.00% to 1.67%	15.04% to 15.82%
Invesco VI International Growth	127	10.42 to 10.54	1,316	1.18%	0.80% to 1.67%	(2.04)% to (1.84)%
Invesco VI Mid Cap Growth (April 29, 2016)	3	10.32	34	—%	1.55%	3.20%
Templeton Foreign VIP Fund	337	17.73 to 20.96	4,039	1.94%	1.00% to 1.67%	5.39% to 6.10%
Templeton Global Bond VIP Fund	73	9.35 to 9.45	683	—%	1.15% to 1.55%	1.45% to 1.76%
Templeton Growth VIP Fund	135	17.40 to 16.98	1,979	2.04%	0.60% to 1.67%	7.79% to 8.96%
Morgan Stanley UIF Emerging Markets Debt	72	20.07 to 14.62	1,064	5.53%	1.00% to 1.67%	8.74% to 9.48%
Morgan Stanley UIF Emerging Markets Equity	164	24.73 to 30.96	2,230	0.45%	1.00% to 1.67%	4.84% to 5.56%
Morgan Stanley UIF U. S. Real Estate	183	30.15 to 12.70	2,708	1.06%	1.00% to 1.67%	4.77% to 5.48%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	120	13.61 to 14.09	1,648	—%	1.00% to 1.60%	(1.73)% to (1.13)%
BlackRock Global Allocation VI	69	10.85 to 11.23	757	1.01%	1.00% to 1.60%	2.15% to 2.77%
BlackRock High Yield VI Class III (April 29, 2016)	3	10.61	33	5.18%	1.55%	6.12%
BlackRock Total Return VI Class III (April 29, 2016)	19	9.84	183	1.84%	1.55%	(1.55)%
TOPS Managed Risk Moderate Growth ETF	83	10.19 to 10.35	843	2.17%	1.35% to 1.45%	4.50% to 4.92%
Non-Affiliated Class 4:
American Funds Bond (April 29, 2016)	20	9.82 to 9.85	199	3.40%	1.15% to 1.55%	(1.79)% to (1.52)%
American Funds Capital Income Builder	83	9.51 to 9.58	796	3.20%	1.15% to 1.55%	2.18% to 2.59%
American Funds Global Growth	87	10.90 to 11.06	958	0.68%	1.15% to 1.60%	(1.24)% to (0.78)%
American Funds Growth	62	12.54 to 12.52	775	1.07%	1.15% to 1.55%	7.53% to 7.47%
American Funds Growth-Income	118	12.38 to 12.53	1,465	1.32%	1.15% to 1.55%	9.53% to 9.98%
American Funds New World	41	9.17 to 9.29	376	0.58%	1.15% to 1.55%	3.42% to 3.84%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	19	27.60 to 28.70	525	1.09%	1.10% to 1.45%	19.27% to 19.70%
Non-Affiliated Class B:
Deutsche Small Cap Index	68	24.96 to 26.25	1,332	0.82%	1.00% to 1.67%	18.69% to 19.50%
Advisor Class:
Pimco VIT All Asset	130	11.88 to 12.60	1,582	2.43%	1.00% to 1.67%	11.02% to 11.78%
Pimco VIT Commodity Real Return	405	4.21 to 5.79	1,741	1.01%	1.15% to 1.67%	12.96% to 13.55%
Pimco VIT Long Term Government	18	9.87 to 10.04	179	1.88%	1.15% to 1.67%	(1.03)% to (0.58)%
Pimco VIT Low Duration	196	10.98 to 11.64	2,186	1.44%	1.00% to 1.67%	(0.39)% to 0.29%
Pimco VIT Real Return	144	11.49 to 12.19	1,689	2.18%	1.00% to 1.67%	3.34% to 4.04%
Pimco VIT Total Return	1,679	12.79 to 13.56	22,051	1.98%	1.00% to 1.67%	0.86% to 1.55%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	50	6.02 to 6.36	306	3.68%	1.00% to 1.67%	(16.19)% to (15.62)%
Guggenheim VT Multi-Hedge Strategies	64	8.46 to 8.97	560	0.10%	1.00% to 1.67%	(2.14)% to (1.48)%
Guggenheim VT Long Short Equity	17	9.59 to 10.17	175	—%	1.00% to 1.67%	(1.02)% to (0.35)%
ETF Shares:
iShares Core S&P 500 Index ETF	517	43.47 to 45.45	22,723	2.23%	1.75% to 2.75%	9.07% to 10.19%
iShares Core S&P MidCap Index ETF	149	44.04 to 44.66	6,627	1.76%	1.75% to 2.75%	17.36% to 18.57%
iShares Core S&P Small Cap Index ETF	75	47.59 to 48.34	3,593	1.41%	1.75% to 2.75%	23.13% to 24.39%
iShares Core US Aggregate Bond ETF	24	24.32 to 26.96	586	2.34%	1.75% to 2.75%	(0.40)% to 0.62%
iShares iBoxx $ High Yield Corporate Bond ETF	10	29.09 to 31.06	301	5.43%	1.75% to 2.75%	10.29% to 11.42%
iShares Intermediate Credit Bond ETF	32	25.30 to 26.44	821	2.44%	1.90% to 2.75%	0.47% to 1.35%
iShares International Treasury Bond	129	21.17 to 22.30	2,764	0.66%	1.75% to 2.75%	(1.92)% to (0.91)%
iShares S&P 500 Growth ETF	50	42.64 to 45.83	2,162	1.58%	1.75% to 2.75%	3.88% to 4.95%
iShares S&P 500 Value ETF	13	43.56 to 45.53	582	2.47%	1.90% to 2.75%	14.09% to 15.08%
iShares TIPS Bond ETF	5	22.45 to 23.46	109	1.53%	1.90% to 2.75%	1.80% to 2.69%
Vanguard Developed Markets Index Fund ETF	103	29.63 to 27.59	3,057	3.10%	1.75% to 2.75%	(0.17)% to 0.85%
Vanguard Dividend Appreciation Index Fund ETF	39	38.25 to 41.43	1,500	2.23%	1.75% to 2.75%	8.91% to 10.03%
Vanguard Emerging Markets Index Fund ETF	18	22.32 to 20.06	387	2.55%	1.75% to 2.75%	9.10% to 10.22%
Vanguard Intermediate-Term Corporate Bond Index ETF	4	27.40 to 30.49	118	3.24%	1.75% to 2.75%	2.36% to 3.41%
Vanguard Large-Cap Index ETF	16	43.20 to 44.88	700	2.11%	1.75% to 2.75%	8.70% to 9.81%
Vanguard Mega Cap Index ETF	3	43.39 to 45.49	126	2.27%	1.75% to 2.75%	8.84% to 9.95%
Vanguard REIT Index ETF	9	40.03 to 41.84	378	4.86%	1.90% to 2.75%	5.64% to 6.56%
Vanguard Short Term Bond ETF	4	23.06 to 24.02	98	1.46%	1.90% to 2.75%	(1.45)% to (0.59)%
Vanguard Total Bond Market Index ETF	882	24.28 to 27.00	21,719	2.41%	1.75% to 2.75%	(0.30)% to 0.73%

27

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone Active Bond	317	$12.86 to $15.46	$4,188	3.21%	1.00% to 1.67%	(2.92)% to (2.26)%
Touchstone Aggressive ETF	426	18.53 to 16.66	7,073	1.56%	1.00% to 2.15%	(2.25)% to (1.10)%
Touchstone Conservative ETF	634	13.46 to 14.89	8,846	1.40%	1.00% to 2.15%	(2.38)% to (1.24)%
Touchstone Focused	1,042	27.36 to 30.21	24,687	—%	1.00% to 1.67%	0.27% to 0.95%
Touchstone Large Cap Core Equity	228	18.69 to 18.04	3,758	1.55%	1.00% to 1.67%	(5.61)% to (4.97)%
Touchstone Moderate ETF	785	16.21 to 16.13	11,451	1.78%	1.00% to 2.15%	(2.33)% to (1.18)%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	119	14.69 to 23.93	2,226	1.45%	1.35%	(0.77)%
Fidelity VIP Overseas	73	9.23 to 9.79	1,712	1.29%	1.00% to 1.67%	1.90% to 2.59%
Fidelity VIP Equity-Income	146	21.21 to 21.42	8,281	3.04%	1.10% to 1.35%	(5.26)% to (5.02)%
Fidelity VIP Growth	42	105.13	4,400	0.25%	1.35%	5.73%
Fidelity VIP High Income	65	23.99	1,553	6.12%	1.35%	(4.93)%
Fidelity VIP II Asset Manager	69	48.68	3,373	1.56%	1.35%	(1.21)%
Fidelity VIP II Contrafund	292	32.55 to 32.87	14,233	0.99%	1.10% to 1.35%	(0.69)% to (0.44)%
Fidelity VIP II Index 500	195	14.49 to 14.76	5,153	1.86%	1.10% to 1.45%	(0.13)% to 0.22%
Fidelity VIP II Investment Grade Bond	150	12.70 to 13.33	2,543	2.25%	1.00% to 1.55%	(2.13)% to (1.59)%
Fidelity VIP Government Money Market	1,427	9.89 to 9.93	14,126	0.03%	1.00% to 1.67%	(1.13)% to (0.67)%
Non-Affiliated Service Class:
Fidelity VIP Growth	26	15.37	394	0.15%	1.35%	5.61%
Fidelity VIP III Mid Cap	69	51.10 to 52.99	3,556	0.39%	1.10% to 1.35%	(2.83)% to (2.58)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	71	15.94 to 17.62	1,040	1.14%	1.00% to 1.67%	(1.73)% to (1.06)%
Fidelity VIP Balanced	343	17.85 to 19.77	5,575	1.31%	1.00% to 1.67%	(1.31)% to (0.64)%
Fidelity VIP Contrafund	1,253	24.33 to 24.20	23,589	0.91%	0.60% to 1.67%	(1.26)% to (0.19)%
Fidelity VIP Disciplined Small Cap	44	13.07 to 13.86	586	0.39%	1.00% to 1.67%	(3.81)% to (3.16)%
Fidelity VIP Equity-Income	285	17.68 to 17.66	4,013	2.78%	1.00% to 1.67%	(5.84)% to (5.20)%
Fidelity VIP Freedom 2010	84	12.49 to 12.72	1,032	1.30%	1.15% to 1.60%	(2.12)% to (1.67)%
Fidelity VIP Freedom 2015	70	12.09 to 12.66	853	1.37%	1.15% to 1.67%	(2.17)% to (1.65)%
Fidelity VIP Freedom 2020	32	12.42 to 12.43	382	1.30%	1.15% to 1.60%	(2.05)% to (1.60)%
Fidelity VIP Freedom 2025	41	12.93 to 12.56	504	2.06%	1.45% to 1.60%	(2.10)% to (1.95)%
Fidelity VIP Freedom 2030	96	11.92 to 12.48	1,140	0.13%	1.15% to 1.67%	(2.19)% to (1.67)%
Fidelity VIP Growth	178	20.38 to 18.19	3,069	0.03%	1.00% to 1.67%	5.12% to 5.84%
Fidelity VIP High Income	86	16.46 to 20.57	1,333	2.00%	1.00% to 1.67%	(5.47)% to (4.83)%
Fidelity VIP Index 500	1,248	20.48 to 18.55	18,202	1.87%	1.00% to 1.67%	(0.60)% to 0.07%
Fidelity VIP Investment Grade Bond	1,264	13.08 to 16.45	16,162	3.32%	1.00% to 1.67%	(2.50)% to (1.84)%
Fidelity VIP Mid Cap	389	29.85 to 33.57	7,472	0.24%	1.00% to 1.67%	(3.27)% to (2.61)%
Fidelity VIP Overseas	286	18.22 to 17.15	3,311	1.09%	1.00% to 1.67%	1.57% to 2.26%
Fidelity VIP Target Volatility	23	10.41 to 10.49	238	1.40%	1.15% to 1.55%	(2.87)% to (2.47)%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	72	13.51 to 13.95	989	—%	1.00% to 1.67%	(6.57)% to (5.94)%
Franklin Growth and Income VIP Fund	98	20.71 to 20.92	2,033	3.61%	1.10% to 1.35%	(1.96)% to (1.71)%
Franklin Income VIP Fund	199	21.58 to 21.80	4,305	4.77%	1.10% to 1.35%	(8.09)% to (7.86)%
JP Morgan IT Mid Cap Value	45	26.89 to 27.91	1,125	0.99%	1.00% to 1.55%	(4.16)% to (3.63)%
Morgan Stanley UIF Emerging Markets Debt	9	22.95 to 28.38	226	5.86%	1.10% to 1.55%	(2.65)% to (2.20)%
Morgan Stanley UIF U.S. Real Estate	40	32.01 to 34.68	1,444	1.33%	1.00% to 1.55%	0.59% to 1.15%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	152	10.12 to 10.25	1,542	1.57%	1.00% to 1.60%	(2.65)% to (2.06)%
Columbia VIT Small Cap Value	51	19.30 to 19.99	996	0.59%	1.15% to 1.67%	(7.88)% to (7.39)%
Franklin Growth and Income VIP Fund	375	18.42 to 20.98	6,110	3.41%	1.00% to 1.67%	(2.56)% to (1.90)%
Franklin Income VIP Fund	995	17.82 to 21.88	13,802	4.66%	1.00% to 1.67%	(8.61)% to (7.98)%
Franklin Large Cap Growth VIP Fund	164	18.32 to 21.91	2,690	0.28%	1.00% to 1.67%	3.86% to 4.57%
Franklin Mutual Shares VIP Fund	724	18.09 to 18.29	9,629	3.13%	0.60% to 1.67%	(6.52)% to (5.51)%
Franklin Small Cap Value VIP Fund	72	12.42 to 15.40	926	0.67%	1.15% to 1.67%	(8.93)% to (8.45)%
Invesco VI American Franchise	16	20.17 to 19.20	321	—%	1.15% to 1.67%	3.00% to 3.55%
Invesco VI American Value	105	14.43 to 15.20	1,541	0.01%	1.00% to 1.67%	(10.87)% to (10.26)%
Invesco VI Comstock	187	19.70 to 23.48	2,670	1.76%	1.00% to 1.67%	(7.76)% to (7.13)%
Invesco VI International Growth	106	10.64 to 10.74	1,123	1.43%	0.80% to 1.67%	(3.93)% to (3.73)%

28

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2015				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP Fund	366	$16.82 to $19.75	$4,269	3.21%	1.00% to 1.67%	(8.05)% to (7.43)%
Templeton Global Bond VIP Fund	84	9.21 to 9.29	773	7.59%	1.15% to 1.55%	(5.69)% to (5.40)%
Templeton Growth VIP Fund	166	16.15 to 15.59	2,296	2.60%	0.60% to 1.67%	(8.05)% to (7.05)%
Morgan Stanley UIF Emerging Markets Debt	82	18.46 to 13.36	1,109	5.20%	1.00% to 1.67%	(2.82)% to (2.16)%
Morgan Stanley UIF Emerging Markets Equity	187	23.59 to 29.33	2,271	0.75%	1.00% to 1.67%	(12.20)% to (11.60)%
Morgan Stanley UIF U. S. Real Estate	202	28.78 to 12.04	2,878	1.16%	1.00% to 1.67%	0.22% to 0.90%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	111	13.85 to 14.25	1,539	—%	1.00% to 1.60%	4.91% to 5.54%
BlackRock Global Allocation VI	102	10.62 to 10.93	1,093	1.02%	1.00% to 1.60%	(2.58)% to (1.99)%
TOPS Managed Risk Moderate Growth ETF	13	9.76 to 9.86	131	1.29%	1.35% to 1.45%	(7.91)% to (7.54)%
Non-Affiliated Class 4:
American Funds Capital Income Builder (April 23, 2015)	30	9.32 to 9.31	278	3.19%	1.15% to 1.45%	(6.83)% to (6.90)%
American Funds Global Growth	131	11.04 to 11.14	1,454	2.27%	1.15% to 1.60%	4.98% to 5.46%
American Funds Growth	14	11.66 to 11.76	168	1.00%	1.15% to 1.55%	4.93% to 5.36%
American Funds Growth-Income	108	11.30 to 11.39	1,221	1.40%	1.15% to 1.55%	(0.36)% to 0.05%
American Funds New World	63	8.87 to 8.95	558	0.80%	1.15% to 1.55%	(4.87)% to (4.48)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	21	23.14 to 23.98	488	1.09%	1.10% to 1.45%	(5.98)% to (5.64)%
Non-Affiliated Class B:
Deutsche Small Cap Index	67	21.03 to 21.97	1,108	0.84%	1.00% to 1.67%	(6.44)% to (5.81)%
Advisor Class:
Pimco VIT All Asset	144	10.70 to 11.28	1,579	2.90%	1.00% to 1.67%	(10.70)% to (10.10)%
Pimco VIT Commodity Real Return	426	3.73 to 5.10	1,619	4.41%	1.15% to 1.67%	(26.90)% to (26.52)%
Pimco VIT Long Term Government	9	10.1	94	2.02%	1.15%	(2.60)%
Pimco VIT Low Duration	189	11.02 to 11.61	2,113	3.26%	1.00% to 1.67%	(1.45)% to (0.78)%
Pimco VIT Real Return	144	11.12 to 11.71	1,627	3.72%	1.00% to 1.67%	(4.42)% to (3.77)%
Pimco VIT Total Return	1,719	12.68 to 13.36	22,333	4.94%	1.00% to 1.67%	(1.31)% to (0.63)%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	62	7.19 to 7.54	451	2.08%	1.00% to 1.67%	(3.19)% to (2.53)%
Guggenheim VT Multi-Hedge Strategies	71	8.65 to 9.11	640	0.61%	1.00% to 1.67%	0.15% to 0.83%
Guggenheim VT Long Short Equity	19	9.69 to 10.21	192	—%	1.00% to 1.67%	(0.43)% to 0.25%
ETF Shares:
iShares Core S&P 500 Index ETF	529	39.86 to 41.24	21,252	2.15%	1.75% to 2.75%	(1.50)% to (0.49)%
iShares Core S&P MidCap Index ETF	157	37.53 to 37.66	5,946	1.49%	1.75% to 2.75%	(4.97)% to (4.00)%
iShares Core S&P Small Cap Index ETF	80	38.65 to 38.86	3,127	1.43%	1.75% to 2.75%	(4.76)% to (3.78)%
iShares Core US Aggregate Bond ETF	25	24.42 to 26.79	621	2.27%	1.75% to 2.75%	(2.28)% to (1.27)%
iShares iBoxx $ High Yield Corporate Bond ETF	11	26.38 to 27.88	291	5.43%	1.75% to 2.75%	(7.64)% to (6.69)%
iShares Intermediate Credit Bond ETF	21	25.18 to 26.09	531	2.48%	1.90% to 2.75%	(2.22)% to (1.37)%
iShares International Treasury Bond	126	21.58 to 22.50	2,750	0.12%	1.75% to 2.75%	(9.79)% to (8.86)%
iShares S&P 500 Growth ETF	46	41.05 to 43.67	1,906	1.56%	1.75% to 2.75%	2.47% to 3.52%
iShares S&P 500 Value ETF	14	38.18 to 39.56	558	2.36%	1.90% to 2.75%	(5.94)% to (5.12)%
iShares TIPS Bond ETF	6	22.05 to 22.85	135	0.33%	1.90% to 2.75%	(4.46)% to (3.62)%
Vanguard Developed Markets Index Fund ETF	97	29.68 to 27.36	2,875	2.73%	1.75% to 2.75%	(3.10)% to (2.10)%
Vanguard Dividend Appreciation Index Fund ETF	40	35.12 to 37.65	1,408	2.30%	1.75% to 2.75%	(4.62)% to (3.64)%
Vanguard Emerging Markets Index Fund ETF	17	20.46 to 18.20	345	2.79%	1.75% to 2.75%	(18.14)% to (17.29)%
Vanguard Intermediate-Term Corporate Bond Index ETF	3	26.77 to 29.49	94	3.27%	1.75% to 2.75%	(1.86)% to (0.85)%
Vanguard Large-Cap Index ETF	15	39.75 to 40.87	591	1.95%	1.75% to 2.75%	(1.75)% to (0.74)%
Vanguard Mega Cap Index ETF	3	39.87 to 41.37	124	2.07%	1.75% to 2.75%	(1.36)% to (0.34)%
Vanguard REIT Index ETF	8	37.90 to 39.27	306	3.97%	1.90% to 2.75%	(0.39)% to 0.48%
Vanguard Short Term Bond ETF	4	23.40 to 24.16	90	1.30%	1.90% to 2.75%	(1.85)% to (0.99)%
Vanguard Total Bond Market Index ETF	853	24.36 to 26.80	21,034	2.44%	1.75% to 2.75%	(2.20)% to (1.19)%

29

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2014				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone Active Bond	207	$13.24 to $15.82	$2,816	2.53%	1.00% to 1.67%	2.09% to 2.78%
Touchstone Aggressive ETF	496	18.95 to 16.84	8,349	—%	1.00% to 2.15%	5.18% to 6.42%
Touchstone Conservative ETF	723	13.79 to 15.07	10,300	1.08%	1.00% to 2.15%	2.97% to 4.17%
Touchstone Focused	136	27.28 to 29.92	3,232	—%	1.00% to 1.67%	11.21% to 11.97%
Touchstone Large Cap Core Equity	238	19.80 to 18.99	4,232	0.98%	1.00% to 1.67%	13.01% to 13.78%
Touchstone Moderate ETF	929	16.60 to 16.32	13,995	1.45%	1.00% to 2.15%	4.66% to 5.89%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	138	14.80 to 24.11	2,643	1.40%	1.35%	8.77%
Fidelity VIP Overseas	82	9.06 to 9.54	1,882	1.23%	1.00% to 1.67%	(9.61)% to (9.00)%
Fidelity VIP Equity-Income	168	22.39 to 22.55	9,987	2.74%	1.10% to 1.35%	7.25% to 7.52%
Fidelity VIP Growth	48	99.43	4,820	0.18%	1.35%	9.80%
Fidelity VIP High Income	75	25.23	1,888	4.18%	1.35%	(0.21)%
Fidelity VIP II Asset Manager	74	49.27	3,623	1.46%	1.35%	4.41%
Fidelity VIP II Contrafund	335	32.78 to 33.02	16,326	0.92%	1.10% to 1.35%	10.43% to 10.71%
Fidelity VIP II Index 500	244	14.50 to 14.72	6,290	1.54%	1.10% to 1.45%	11.93% to 12.32%
Fidelity VIP II Investment Grade Bond	216	12.97 to 13.54	3,573	2.08%	1.00% to 1.55%	4.19% to 4.77%
Non-Affiliated Service Class:
Fidelity VIP Growth	31	14.56	456	0.09%	1.35%	9.69%
Fidelity VIP III Mid Cap	79	52.59 to 54.39	4,195	0.15%	1.10% to 1.35%	4.76% to 5.03%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	97	16.22 to 17.81	1,445	1.14%	1.00% to 1.67%	3.78% to 4.48%
Fidelity VIP Balanced	342	18.09 to 19.90	5,745	1.27%	1.00% to 1.67%	8.18% to 8.92%
Fidelity VIP Contrafund	1,157	24.64 to 24.24	21,492	0.71%	0.60% to 1.67%	9.79% to 10.99%
Fidelity VIP Disciplined Small Cap	37	13.59 to 14.32	506	0.05%	1.00% to 1.67%	3.17% to 3.88%
Fidelity VIP Equity-Income	316	18.78 to 18.63	4,886	2.30%	1.00% to 1.67%	6.67% to 7.40%
Fidelity VIP Freedom 2010	114	12.76 to 12.93	1,435	1.29%	1.15% to 1.60%	2.55% to 3.01%
Fidelity VIP Freedom 2015	105	12.36 to 12.87	1,314	1.41%	1.15% to 1.67%	2.71% to 3.25%
Fidelity VIP Freedom 2020	58	12.68 to 12.64	712	1.39%	1.15% to 1.60%	2.92% to 3.39%
Fidelity VIP Freedom 2025	37	13.20 to 12.81	461	1.51%	1.45% to 1.60%	3.18% to 3.33%
Fidelity VIP Freedom 2030	1,385	12.19 to 12.40	16,872	5.63%	1.45% to 1.67%	3.00% to 3.23%
Fidelity VIP Growth	171	19.39 to 17.18	2,799	—%	1.00% to 1.67%	9.16% to 9.90%
Fidelity VIP High Income	100	17.41 to 21.61	1,651	1.35%	1.00% to 1.67%	(0.78)% to (0.10)%
Fidelity VIP Index 500	1,176	20.61 to 18.54	17,340	1.83%	1.00% to 1.67%	11.40% to 12.16%
Fidelity VIP Investment Grade Bond	805	13.42 to 16.76	10,537	2.04%	1.00% to 1.67%	3.86% to 4.56%
Fidelity VIP Mid Cap	416	30.86 to 34.47	8,378	0.02%	1.00% to 1.67%	4.26% to 4.97%
Fidelity VIP Overseas	311	17.94 to 16.77	3,529	0.92%	1.00% to 1.67%	(9.83)% to (9.21)%
Fidelity VIP Target Volatility	5	10.71	59	0.70%	1.55%	4.11%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	61	14.46 to 14.83	886	—%	1.00% to 1.67%	10.49% to 11.24%
Franklin Growth and Income VIP Fund	119	21.13 to 21.28	2,510	2.62%	1.10% to 1.35%	7.92% to 8.19%
Franklin Income VIP Fund	226	23.49 to 23.66	5,313	5.11%	1.10% to 1.35%	3.51% to 3.77%
JP Morgan IT Mid Cap Value	47	28.06 to 28.96	1,228	0.79%	1.00% to 1.55%	13.32% to 13.96%
Morgan Stanley UIF Emerging Markets Debt	12	23.58 to 29.02	320	5.49%	1.10% to 1.55%	1.33% to 1.80%
Morgan Stanley UIF U.S. Real Estate	66	31.83 to 34.28	2,421	1.38%	1.00% to 1.55%	27.71% to 28.43%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation	85	10.40 to 10.46	882	0.14%	1.00% to 1.55%	1.31% to 1.88%
Columbia VIT Small Cap Value	44	20.95 to 21.58	938	0.44%	1.15% to 1.67%	1.33% to 1.87%
Franklin Growth and Income VIP Fund	410	18.90 to 21.39	6,910	2.40%	1.00% to 1.67%	7.31% to 8.05%
Franklin Income VIP Fund	964	19.49 to 23.78	15,187	5.34%	1.00% to 1.67%	2.87% to 3.57%
Franklin Large Cap Growth VIP Fund	175	17.64 to 20.96	2,801	1.03%	1.00% to 1.67%	10.58% to 11.34%
Franklin Mutual Shares VIP Fund	714	19.35 to 19.36	10,402	2.08%	0.60% to 1.67%	5.33% to 6.48%
Franklin Small Cap Value VIP Fund	90	13.64 to 16.82	1,255	0.59%	1.15% to 1.67%	(1.11)% to (0.58)%
Invesco VI American Franchise	24	19.58 to 16.34	453	—%	1.15% to 1.67%	6.36% to 6.93%
Invesco VI American Value	94	16.19 to 16.94	1,542	0.19%	1.00% to 1.67%	7.65% to 8.38%
Invesco VI Comstock	151	21.35 to 25.28	2,482	0.97%	1.00% to 1.67%	7.28% to 8.01%
Invesco VI International Growth	82	11.07 to 11.15	899	1.64%	0.80% to 1.67%	(1.26)% to (1.06)%
Templeton Foreign VIP Fund	357	18.29 to 21.34	4,780	2.27%	1.00% to 1.67%	(12.62)% to (12.02)%

30

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2014				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund	65	$9.77 to $9.82	$639	5.07%	1.15% to 1.55%	0.36% to 0.66%
Templeton Growth VIP Fund	203	17.56 to 16.77	3,010	1.50%	0.60% to 1.67%	(4.44)% to (3.40)%
Morgan Stanley UIF Emerging Markets Debt	87	19.00 to 13.65	1,236	8.07%	1.00% to 1.67%	1.17% to 1.86%
Morgan Stanley UIF Emerging Markets Equity	219	26.86 to 33.18	3,365	0.32%	1.00% to 1.67%	(6.15)% to (5.51)%
Morgan Stanley UIF U. S. Real Estate	226	28.71 to 11.94	3,361	1.39%	1.00% to 1.67%	27.27% to 28.13%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	97	13.20 to 13.50	1,287	—%	1.00% to 1.60%	6.82% to 7.47%
BlackRock Global Allocation VI	103	10.90 to 11.15	1,127	2.13%	1.00% to 1.60%	0.30% to 0.91%
TOPS Managed Risk Moderate Growth ETF	10	10.59	106	1.14%	1.45%	1.16%
Non-Affiliated Class 4:
American Funds Global Growth	6	10.52 to 10.57	60	1.86%	1.15% to 1.60%	0.38% to 0.84%
American Funds Growth	6	11.14 to 11.16	64	2.82%	1.15% to 1.35%	6.78% to 7.00%
American Funds Growth-Income	61	11.34 to 11.39	696	3.31%	1.15% to 1.55%	8.63% to 9.08%
American Funds New World	13	9.33 to 9.37	123	2.15%	1.15% to 1.55%	(9.56)% to (9.19)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	23	24.61 to 25.41	580	0.93%	1.10% to 1.45%	3.22% to 3.59%
Non-Affiliated Class B:
Deutsche Small Cap Index	56	22.48 to 23.32	1,041	0.74%	1.00% to 1.67%	2.73% to 3.43%
Advisor Class:
Pimco VIT All Asset	214	11.99 to 12.54	2,611	4.70%	1.00% to 1.67%	(1.22)% to (0.55)%
Pimco VIT Commodity Real Return	378	5.10 to 6.94	1,965	0.28%	1.15% to 1.67%	(19.98)% to (19.56)%
Pimco VIT Long Term Government	*-	10.37	5	2.34%	1.15%	22.47%
Pimco VIT Low Duration	205	11.18 to 11.70	2,322	1.01%	1.00% to 1.67%	(0.93)% to (0.26)%
Pimco VIT Real Return	169	11.63 to 12.17	1,993	1.41%	1.00% to 1.67%	1.27% to 1.96%
Pimco VIT Total Return	1,650	12.85 to 13.44	21,676	2.11%	1.00% to 1.67%	2.44% to 3.13%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	66	7.42 to 7.74	498	—%	1.00% to 1.67%	10.21% to 10.96%
Guggenheim VT Multi-Hedge Strategies	102	8.63 to 9.03	908	—%	1.00% to 1.67%	2.91% to 3.61%
Guggenheim VT Long Short Equity	29	9.73 to 10.18	291	—%	1.00% to 1.67%	1.08% to 1.77%
ETF Shares:
iShares Core S&P 500 Index ETF	493	40.46 to 41.45	20,083	1.99%	1.75% to 2.75%	10.46% to 11.60%
iShares Core S&P MidCap Index ETF	144	39.49 to 39.23	5,699	1.46%	1.75% to 2.75%	6.67% to 7.77%
iShares Core S&P Small Cap Index ETF	74	40.58 to 40.39	3,011	1.34%	1.75% to 2.75%	2.86% to 3.92%
iShares Core US Aggregate Bond ETF	22	24.99 to 27.14	563	2.52%	1.75% to 2.75%	3.08% to 4.13%
iShares iBoxx $ High Yield Corporate Bond ETF	10	28.56 to 29.88	293	5.92%	1.75% to 2.75%	(0.92)% to 0.10%
iShares Intermediate Credit Bond ETF	19	25.75 to 26.45	485	2.62%	1.90% to 2.75%	0.98% to 1.86%
iShares International Treasury Bond	104	23.93 to 24.69	2,513	1.32%	1.75% to 2.75%	(5.40)% to (4.43)%
iShares S&P 500 Growth ETF	37	40.06 to 42.18	1,497	1.51%	1.75% to 2.75%	11.51% to 12.65%
iShares S&P 500 Value ETF	14	40.60 to 41.70	566	2.30%	1.90% to 2.75%	9.08% to 10.04%
iShares TIPS Bond ETF	6	23.08 to 23.71	133	1.67%	1.90% to 2.75%	0.74% to 1.62%
Vanguard Developed Markets Index Fund ETF	85	30.63 to 27.95	2,603	3.43%	1.75% to 2.75%	(8.59)% to (7.65)%
Vanguard Dividend Appreciation Index Fund ETF	37	36.82 to 39.07	1,370	2.10%	1.75% to 2.75%	7.04% to 8.14%
Vanguard Emerging Markets Index Fund ETF	15	24.99 to 22.00	353	2.71%	1.75% to 2.75%	(2.80)% to (1.80)%
Vanguard Intermediate-Term Corporate Bond Index ETF	3	27.28 to 29.74	95	3.22%	1.75% to 2.75%	4.69% to 5.77%
Vanguard Large-Cap Index ETF	13	40.45 to 41.17	534	1.89%	1.75% to 2.75%	10.25% to 11.38%
Vanguard Mega Cap Index ETF	3	40.42 to 41.52	129	2.02%	1.75% to 2.75%	10.22% to 11.35%
Vanguard REIT Index ETF	7	38.05 to 39.08	275	4.03%	1.90% to 2.75%	26.76% to 27.86%
Vanguard Short Term Bond ETF	4	23.84 to 24.40	95	1.22%	1.90% to 2.75%	(1.42)% to (0.56)%
Vanguard Total Bond Market Index ETF	771	24.90 to 27.13	19,409	2.55%	1.75% to 2.75%	2.99% to 4.05%

31

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2013				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Affiliated:
Touchstone Active Bond	226	$12.97 to $15.39	$3,027	2.76%	1.00% to 1.67%	(3.81)% to (3.16)%
Touchstone Aggressive ETF	623	18.02 to 15.83	9,913	3.06%	1.00% to 2.15%	20.28% to 21.69%
Touchstone Conservative ETF	915	13.40 to 14.47	12,574	1.39%	1.00% to 2.15%	6.17% to 7.41%
Touchstone Focused	239	24.53 to 26.72	5,399	—%	1.00% to 1.67%	32.56% to 33.47%
Touchstone Large Cap Core Equity	271	17.52 to 16.69	4,293	1.47%	1.00% to 1.67%	29.33% to 30.21%
Touchstone Moderate ETF	1,214	15.86 to 15.42	17,598	1.81%	1.00% to 2.15%	13.82% to 15.16%
Non-Affiliated Initial Class:
Fidelity VIP Balanced	162	13.61 to 22.17	2,846	1.51%	1.35%	18.05%
Fidelity VIP Overseas	101	10.02 to 10.49	2,538	1.37%	1.00% to 1.67%	28.26% to 29.13%
Fidelity VIP Equity-Income	191	20.88 to 20.97	10,586	2.44%	1.10% to 1.35%	26.42% to 26.74%
Fidelity VIP Growth	58	90.56	5,216	0.28%	1.35%	34.50%
Fidelity VIP High Income	122	25.28	3,081	5.82%	1.35%	4.52%
Fidelity VIP II Asset Manager	82	47.19	3,880	1.55%	1.35%	14.15%
Fidelity VIP II Contrafund	393	29.68 to 29.82	17,243	1.04%	1.10% to 1.35%	29.52% to 29.84%
Fidelity VIP II Index 500	285	12.96 to 13.11	6,590	1.82%	1.10% to 1.45%	30.33% to 30.79%
Fidelity VIP II Investment Grade Bond	233	12.45 to 12.92	3,681	2.20%	1.00% to 1.55%	(3.30)% to (2.76)%
Non-Affiliated Service Class:
Fidelity VIP Growth	35	13.27	468	0.18%	1.35%	34.37%
Fidelity VIP III Mid Cap	93	50.20 to 51.79	4,743	0.41%	1.10% to 1.35%	34.23% to 34.57%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager	83	15.63 to 17.05	1,218	1.31%	1.00% to 1.67%	13.41% to 14.19%
Fidelity VIP Balanced	342	16.72 to 18.27	5,351	1.34%	1.00% to 1.67%	17.29% to 18.09%
Fidelity VIP Contrafund	1,292	22.44 to 21.84	22,679	0.82%	0.60% to 1.67%	28.77% to 30.17%
Fidelity VIP Disciplined Small Cap	157	13.17 to 13.78	2,072	0.21%	1.00% to 1.67%	35.66% to 36.58%
Fidelity VIP Equity-Income	434	17.60 to 17.35	6,608	2.30%	1.00% to 1.67%	25.70% to 26.55%
Fidelity VIP Freedom 2010	145	12.45 to 12.38	1,775	1.35%	1.35% to 1.60%	11.39% to 11.67%
Fidelity VIP Freedom 2015	116	12.03 to 12.47	1,411	1.50%	1.15% to 1.67%	12.20% to 12.79%
Fidelity VIP Freedom 2020	64	12.32 to 12.22	767	1.52%	1.15% to 1.60%	13.79% to 14.31%
Fidelity VIP Freedom 2025	30	12.80 to 12.40	368	1.75%	1.45% to 1.60%	17.80% to 17.98%
Fidelity VIP Freedom 2030	15	11.83 to 12.01	180	1.31%	1.45% to 1.67%	19.38% to 19.65%
Fidelity VIP Growth	190	17.76 to 15.63	2,835	0.04%	1.00% to 1.67%	33.73% to 34.64%
Fidelity VIP High Income	639	17.54 to 21.64	10,979	7.29%	1.00% to 1.67%	3.93% to 4.64%
Fidelity VIP Index 500	950	18.50 to 16.53	12,656	1.82%	1.00% to 1.67%	29.71% to 30.59%
Fidelity VIP Investment Grade Bond	769	12.92 to 16.03	9,737	2.04%	1.00% to 1.67%	(3.70)% to (3.05)%
Fidelity VIP Mid Cap	519	29.60 to 32.84	11,152	0.27%	1.00% to 1.67%	33.60% to 34.51%
Fidelity VIP Overseas	427	19.89 to 18.47	5,458	1.31%	1.00% to 1.67%	28.00% to 28.87%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value	153	13.09 to 13.33	2,004	—%	1.00% to 1.67%	35.57% to 36.49%
Franklin Growth and Income VIP Fund	133	19.58 to 19.67	2,594	2.74%	1.10% to 1.35%	28.21% to 28.53%
Franklin Income VIP Fund	252	22.69 to 22.80	5,708	6.43%	1.10% to 1.35%	12.64% to 12.93%
JP Morgan IT Mid Cap Value	44	24.76 to 25.41	1,081	1.03%	1.00% to 1.55%	30.25% to 30.98%
Morgan Stanley UIF Emerging Markets Debt	14	23.27 to 28.51	365	3.92%	1.10% to 1.55%	(10.16)% to (9.75)%
Morgan Stanley UIF U.S. Real Estate	71	24.92 to 26.69	1,989	1.08%	1.00% to 1.55%	0.47% to 1.03%
Non-Affiliated Class 2:
Columbia VIT Small Cap Value	41	20.67 to 21.19	860	1.39%	1.15% to 1.67%	31.80% to 32.50%
Franklin Growth and Income VIP Fund	518	17.61 to 19.79	8,286	2.53%	1.00% to 1.67%	27.44% to 28.31%
Franklin Income VIP Fund	837	18.95 to 22.96	13,881	6.48%	1.00% to 1.67%	12.04% to 12.80%
Franklin Large Cap Growth VIP Fund	262	15.95 to 18.82	3,997	0.84%	1.00% to 1.67%	26.49% to 27.35%
Franklin Mutual Shares VIP Fund	799	18.37 to 18.18	11,840	1.99%	0.60% to 1.67%	26.12% to 27.49%
Franklin Small Cap Value VIP Fund	137	13.79 to 14.29	1,925	1.59%	1.15% to 1.67%	33.97% to 34.67%
Invesco VI American Franchise	22	18.41 to 17.34	401	0.40%	1.15% to 1.67%	37.46% to 38.19%
Invesco VI American Value	206	15.04 to 15.63	3,107	0.57%	1.00% to 1.67%	31.70% to 32.59%
Invesco VI Comstock	211	19.90 to 23.41	3,800	1.52%	1.00% to 1.67%	33.39% to 34.30%
Invesco VI International Growth	47	11.21 to 11.27	524	1.14%	0.80% to 1.67%	17.12% to 17.35%
Templeton Foreign VIP Fund	354	20.93 to 24.25	5,741	2.33%	1.00% to 1.67%	20.92% to 21.74%
Templeton Global Bond VIP Fund (April 30, 2013)	8	9.73 to 9.75	75	2.40%	1.15% to 1.45%	(2.73)% to (2.46)%
Templeton Growth VIP Fund	289	18.37 to 17.36	4,769	2.85%	0.60% to 1.67%	28.64% to 30.04%

32

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

5. Financial Highlights (continued)

For Year Ended 2013				Investment
	Units	Unit Value	Net Assets	Income	Expense Ratio	Total Return
Subaccount	(000s)	Range	(000s)	Ratio (**)	Range (***)	Range (****)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt	96	$18.78 to $13.40	$1,399	3.41%	1.00% to 1.67%	(10.28)% to (9.67)%
Morgan Stanley UIF Emerging Markets Equity	259	28.62 to 35.11	4,857	1.07%	1.00% to 1.67%	(2.75)% to (2.09)%
Morgan Stanley UIF U. S. Real Estate	293	22.56 to 9.31	3,915	0.88%	1.00% to 1.67%	0.05% to 0.74%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI	77	12.36 to 12.56	958	—%	1.00% to 1.60%	31.26% to 32.06%
BlackRock Global Allocation VI	133	10.87 to 11.05	1,452	1.07%	1.00% to 1.60%	12.59% to 13.27%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP	30	23.84 to 24.53	728	1.72%	1.10% to 1.45%	36.63% to 37.11%
Non-Affiliated Class B:
Deutsche Small Cap Index	62	21.88 to 22.55	1,166	1.41%	1.00% to 1.67%	36.00% to 36.93%
Advisor Class:
Pimco VIT All Asset	289	12.14 to 12.61	3,567	4.20%	1.00% to 1.67%	(1.56)% to (0.89)%
Pimco VIT Commodity Real Return	363	6.37 to 6.62	2,344	1.70%	1.15% to 1.67%	(16.14)% to (15.70)%
Pimco VIT Low Duration	308	11.29 to 11.73	3,501	1.36%	1.00% to 1.67%	(1.90)% to (1.23)%
Pimco VIT Real Return	255	11.49 to 11.94	2,955	1.26%	1.00% to 1.67%	(10.82)% to (10.21)%
Pimco VIT Total Return	1,642	12.54 to 13.03	20,981	2.11%	1.00% to 1.67%	(3.69)% to (3.04)%
Investor Class:
Guggenheim VT Global Managed Futures Strategies	52	6.73 to 6.97	350	—%	1.00% to 1.67%	0.88% to 1.56%
Guggenheim VT Multi-Hedge Strategies	121	8.39 to 8.72	1,035	—%	1.00% to 1.67%	(0.04)% to 0.64%
Guggenheim VT Long Short Equity	22	9.62 to 10.00	216	—%	1.00% to 1.67%	15.50% to 16.28%
ETF Shares:
iShares Core S&P 500 Index ETF	373	36.63 to 37.14	13,704	2.17%	1.75% to 2.75%	29.23% to 30.56%
iShares Core S&P MidCap Index ETF	104	37.02 to 36.40	3,836	1.55%	1.75% to 2.75%	30.02% to 31.35%
iShares Core S&P Small Cap Index ETF	50	39.46 to 38.86	1,974	1.24%	1.75% to 2.75%	38.03% to 39.45%
iShares Core US Aggregate Bond ETF	18	24.24 to 26.06	440	2.19%	1.75% to 2.75%	(4.70)% to (3.72)%
iShares iBoxx $ High Yield Corporate Bond ETF	7	28.83 to 29.85	211	5.88%	1.75% to 2.75%	2.96% to 4.02%
iShares Intermediate Credit Bond ETF	12	25.50 to 25.96	312	2.52%	1.90% to 2.75%	(3.08)% to (2.23)%
iShares International Treasury Bond	67	25.29 to 25.83	1,703	1.72%	1.75% to 2.75%	(3.78)% to (2.80)%
iShares S&P 500 Growth ETF	25	35.92 to 37.44	905	1.87%	1.75% to 2.75%	29.29% to 30.62%
iShares S&P 500 Value ETF	11	37.22 to 37.90	403	2.28%	1.90% to 2.75%	27.98% to 29.10%
iShares TIPS Bond ETF	5	22.91 to 23.33	120	1.13%	1.90% to 2.75%	(10.97)% to (10.19)%
Vanguard Developed Markets Index Fund ETF	54	33.51 to 30.26	1,800	2.95%	1.75% to 2.75%	18.76% to 19.98%
Vanguard Dividend Appreciation Index Fund ETF	28	34.40 to 36.13	979	2.10%	1.75% to 2.75%	25.92% to 27.22%
Vanguard Emerging Markets Index Fund ETF	11	25.71 to 22.40	265	3.17%	1.75% to 2.75%	(7.38)% to (6.43)%
Vanguard Intermediate-Term Corporate Bond Index ETF	3	26.05 to 28.12	79	3.94%	1.75% to 2.75%	(4.80)% to (3.82)%
Vanguard Large-Cap Index ETF	10	36.69 to 36.96	380	2.01%	1.75% to 2.75%	29.55% to 30.88%
Vanguard Mega Cap Index ETF	2	36.67 to 37.28	89	2.10%	1.75% to 2.75%	29.10% to 30.42%
Vanguard REIT Index ETF	6	30.01 to 30.56	195	4.51%	1.90% to 2.75%	(0.31)% to 0.56%
Vanguard Short Term Bond ETF	4	24.18 to 24.54	90	1.51%	1.90% to 2.75%	(2.61)% to (1.76)%
Vanguard Total Bond Market Index ETF	529	24.18 to 26.07	12,926	2.81%	1.75% to 2.75%	(4.87)% to (3.89)%

33

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company
Years Ended December 31, 2017, 2016 and 2015
With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2017, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of New York, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2018

2

National Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,561,602	$2,518,863
Preferred and common stocks	64,329	33,549
Mortgage loans	158,885	134,490
Policy loans	47,510	47,413
Cash, cash equivalents and short-term investments	8,082	23,282
Receivable for securities	1,055	4,560
Securities lending reinvested collateral assets	—	49,243
Other invested assets	83,293	68,885
Total cash and invested assets	2,924,756	2,880,285

Investment income due and accrued	23,926	24,961
Net deferred income tax asset	3,545	4,845
Other admitted assets	2,949	2,964
Separate account assets	1,685,331	1,779,754
Total admitted assets	$4,640,507	$4,692,809

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,417,611	$2,385,357
Liability for deposit-type contracts	179,604	83,938
Policy and contract claims	371	380
Total policy and contract liabilities	2,597,586	2,469,675

General expense due and accrued	12	12
Current federal income taxes payable	535	3,953
Transfer to (from) separate accounts due and accrued, net	(12,744)	(19,525)
Asset valuation reserve	47,798	45,352
Other liabilities	6,060	5,083
Payable for securities lending	—	49,243
Separate account liabilities	1,685,331	1,779,754
Total liabilities	4,324,578	4,333,547

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	1,701	45,034
Total capital and surplus	315,929	359,262
Total liabilities and capital and surplus	$4,640,507	$4,692,809

See accompanying notes.

3

National Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$224,438	$279,849	$255,143
Net investment income	120,672	122,897	122,841
Considerations for supplementary contracts with life contingencies	7,870	11,422	14,858
Amortization of the interest maintenance reserve	(542)	260	1,318
Fees from management of separate accounts	7,320	6,817	7,034
Other revenues	981	1,091	1,088
Total premiums and other revenues	360,739	422,336	402,282

Benefits paid or provided:
Death benefits	6,118	4,103	3,025
Annuity benefits	112,903	105,764	99,807
Surrender benefits	323,875	323,351	350,754
Payments on supplementary contracts with life contingencies	8,814	8,406	8,911
Increase (decrease) in policy reserves and other policyholders’ funds	34,921	17,380	25,613
Total benefits paid or provided	486,631	459,004	488,110

Insurance expenses and other deductions:
Commissions	11,684	13,920	14,840
General expenses	17,728	14,124	15,220
Net transfers to (from) separate accounts	(162,037)	(116,481)	(167,647)
Other deductions	563	550	854
Total insurance expenses and other deductions	(132,062)	(87,887)	(136,733)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	6,170	51,219	50,905
Federal income tax expense (benefit), excluding tax on capital gains	16,485	17,171	16,016
Gain (loss) from operations before net realized capital gains (losses)	(10,315)	34,048	34,889
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(3,753)	(288)	(591)
Net income (loss)	$(14,068)	$33,760	$34,298

See accompanying notes.

4

National Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2015	$2,000	$312,228	$63,311	$377,539
Net income (loss)	—	—	34,298	34,298
Change in net deferred income tax	—	—	6,597	6,597
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,973)	—	—	3,664	3,664
Net change in nonadmitted assets and related items	—	—	(10,379)	(10,379)
Change in asset valuation reserve	—	—	(2,896)	(2,896)
Change in reserve due to change in valuation basis	—	—	(15,181)	(15,181)
Dividends to stockholder	—	—	(37,000)	(37,000)
Balance, December 31, 2015	2,000	312,228	42,414	356,642
Net income (loss)	—	—	33,760	33,760
Change in net deferred income tax	—	—	1,992	1,992
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($243))	—	—	(259)	(259)
Net change in nonadmitted assets and related items	—	—	(1,155)	(1,155)
Change in asset valuation reserve	—	—	2,475	2,475
Change in surplus in separate accounts	—	—	(193)	(193)
Dividends to stockholder	—	—	(34,000)	(34,000)
Balance, December 31, 2016	2,000	312,228	45,034	359,262
Net income (loss)	—	—	(14,068)	(14,068)
Change in net deferred income tax	—	—	2,020	2,020
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($716))	—	—	7,515	7,515
Net change in nonadmitted assets and related items	—	—	(2,547)	(2,547)
Change in asset valuation reserve	—	—	(2,446)	(2,446)
Change in surplus in separate accounts	—	—	193	193
Dividends to stockholder	—	—	(34,000)	(34,000)
Balance, December 31, 2017	$2,000	$312,228	$1,701	$315,929

See accompanying notes.

5

National Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$232,308	$291,270	$270,000
Net investment income received	128,377	130,141	127,302
Benefits paid	(454,405)	(442,981)	(463,650)
Net transfers from (to) separate accounts	168,906	121,688	168,718
Commissions and expense paid	(29,520)	(28,012)	(30,909)
Federal income taxes recovered (paid)	(20,643)	(16,938)	(22,282)
Other, net	8,302	7,909	8,122
Net cash from (for) operations	33,325	63,077	57,301

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	409,614	511,496	362,177
Preferred and common stocks	450	10,954	—
Mortgage loans	5,454	1,634	339
Other invested assets	4,776	5,572	16,242
Net gains (losses) on cash, cash equivalents and short-term investments	—	1	1
Miscellaneous proceeds	52,798	32,970	277
Net proceeds from investments sold, matured or repaid	473,092	562,627	379,036

Cost of investments acquired:
Debt securities	(460,423)	(466,448)	(363,737)
Preferred and common stocks	(30,932)	(5,636)	(5,000)
Mortgage loans	(29,850)	(50,650)	(50,480)
Other invested assets	(13,215)	(7,314)	(188)
Miscellaneous applications	—	—	(22,919)
Total cost of investments acquired	(534,420)	(530,048)	(442,324)

Net change in policy and other loans	(96)	(928)	(1,819)
Net cash from (for) investments	(61,424)	31,651	(65,107)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	95,666	(2,244)	2,808
Dividends paid to stockholder	(34,000)	(34,000)	(37,000)
Other cash provided (applied)	(48,767)	(36,565)	23,291
Net cash from (for) financing and miscellaneous sources	12,899	(72,809)	(10,901)

Net change in cash, cash equivalents and short-term investments	(15,200)	21,919	(18,707)
Cash, cash equivalents and short-term investments:
Beginning of year	23,282	1,363	20,070
End of year	$8,082	$23,282	$1,363

See accompanying notes.

6

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

1. Nature of Operations and Significant Accounting Policies
National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2017, approximately 91.3% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

7

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

8

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

9

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Restricted Assets

The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $150.4 million and $55.1 million as of December 31, 2017 and 2016, respectively. These assets are primarily collateral pledged to the Federal Home Loan Bank (FHLB). These restricted assets are discussed in more detail in their relevant section.

Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

10

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than FHLB stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2017 and 2016, the Company owned $7.9 million and $5.6 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.

11

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the

12

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2017, the Company had no securities on loan. At December 31, 2016, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $48.1 million and $34.9 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2017 and 2016, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2017 and 2016, collateral managed by an unaffiliated agent, which approximated $0.0 million and $49.2 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheets.
At December 31, 2017, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2017 and 2016, the fair value of the total collateral in the general account was $0.0 million and $49.2 million, respectively. The fair value of the total collateral in the separate account was $0.0 million and $35.6 million at December 31, 2017 and 2016, respectively, which was all managed by an unaffiliated agent.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general

13

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
Effective January 1, 2015, the Company updated its valuation methodology on certain structured settlement reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded $15.2 million directly as a decrease to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis on the statements of changes in capital and surplus.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2018.

14

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,249	$298	$(18)	$3,529
Debt securities issued by states of the U.S. and political subdivisions of the states	7,751	500	—	8,251
Corporate securities	1,717,741	78,699	(4,376)	1,792,064
Commercial mortgage-backed securities	274,090	4,624	(754)	277,960
Residential mortgage-backed securities	271,833	14,846	(1,998)	284,681
Asset-backed securities	286,938	6,220	(765)	292,393
Total	$2,561,602	$105,187	$(7,911)	$2,658,878

At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$8,242	$362	$(2)	$8,602
Debt securities issued by states of the U.S. and political subdivisions of the states	9,450	548	—	9,998
Corporate securities	1,705,219	73,437	(9,772)	1,768,884
Commercial mortgage-backed securities	241,086	5,507	(1,065)	245,528
Residential mortgage-backed securities	295,128	16,843	(3,159)	308,812
Asset-backed securities	259,738	4,009	(3,145)	260,602
Total	$2,518,863	$100,706	$(17,143)	$2,602,426

Included in the Company’s investments in debt securities are investments that meet the definition of structured notes. The book/adjusted carrying value and fair value of these investments are $12.2 million and $17.0 million, respectively, at December 31, 2017. The book/adjusted carrying value and fair value of these investments are $12.2 million and $17.1 million, respectively, at December 31, 2016. These investments do not meet the definition of mortgage-referenced securities.
At December 31, 2017 and 2016, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $166.6 million and $178.7 million, respectively, and an aggregate fair value of $175.3 million and $184.1 million, respectively. As of December 31, 2017 and 2016, such holdings amount to 6.5% and 7.1%, respectively, of the Company’s investment in debt securities and 3.6% and 3.8%, respectively, of the Company’s total admitted assets. The Company performs periodic

15

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
Preferred stocks	$8,596	$134	$(31)	$8,699

Common stocks, unaffiliated	$21,155	$8,294	$(21)	$29,428
Common stocks, mutual funds	$25,008	$1,297	$—	$26,305
	$46,163	$9,591	$(21)	$55,733

At December 31, 2016:
Preferred stocks	$6,139	$62	$(28)	$6,173

Common stocks, unaffiliated	$18,139	$9,271	$—	$27,410

16

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(18)	$2,448	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(1,253)	142,634	(3,123)	79,315
Commercial mortgage-backed securities(1)	(275)	44,116	(479)	13,334
Residential mortgage-backed securities(1)	(669)	51,436	(1,329)	34,181
Asset-backed securities(1)	(285)	38,671	(480)	24,973
Total	$(2,500)	$279,305	$(5,411)	$151,803

Preferred stocks	$(31)	$2,538	$—	$—
Common stocks, unaffiliated	$(21)	$63	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(2)	$2,456	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(5,941)	272,432	(3,831)	57,638
Commercial mortgage-backed securities(1)	(926)	58,775	(139)	2,381
Residential mortgage-backed securities(1)	(1,371)	66,130	(1,788)	16,818
Asset-backed securities(1)	(3,075)	148,867	(70)	3,738
Total	$(11,315)	$548,660	$(5,828)	$80,575

Preferred stocks	$(28)	$656	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

17

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Investments that are impaired at December 31, 2017 and 2016, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 1.8% and 2.7% of the carrying value of securities considered temporarily impaired at December 31, 2017 and 2016, respectively. At December 31, 2017, there were a total of 150 securities held that are considered temporarily impaired, of which 65 have been impaired for 12 months or longer. At December 31, 2016, there were a total of 217 securities held that are considered temporarily impaired, of which 59 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $2.7 million, $1.4 million, and $2.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The following is a list of each loan-backed security held at December 31, 2017, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2017, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2017:

12628K-AF-9	$2,065	$1,855	$210	$1,855	$1,766	6/30/2017
059469-AF-3	327	308	19	308	303	6/30/2017
32051G-SD-8	126	126	—	126	126	6/30/2017
126694-HK-7	848	837	11	837	820	6/30/2017
12543P-AQ-6	45	33	12	33	19	9/30/2017
76111X-ZU-0	299	294	5	294	294	9/30/2017
93935W-AD-6	1,165	1,155	10	1,155	1,155	12/31/2017
12543P-AQ-6	26	17	9	17	14	12/31/2017
Total	XXX	XXX	$276	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2017, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

18

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2017, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$156,161	$158,457
After one through five	678,717	695,895
After five through ten	648,950	667,658
After ten	244,913	281,834
Mortgage-backed securities/asset-backed securities	832,861	855,034
Total	$2,561,602	$2,658,878

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2017, 2016 and 2015 were $138.5 million, $174.6 million, and $118.1 million; gross gains of $2.9 million, $6.9 million, and $5.0 million and gross losses of $0.4 million, $4.1 million, and $3.9 million were realized on these sales in 2017, 2016, and 2015, respectively.
Proceeds from the sales of investments in equity securities during 2017, 2016 and 2015 were $0.0 million, $11.0 million, and $0.0 million; gross gains of $0.0 million, $4.8 million, and $0.0 million and gross losses of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2017, 2016 and 2015, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Realized capital gains (losses)	$(1,948)	$6,801	$(1,919)
Less amount transferred to IMR (net of related taxes (benefits) of $573 in 2017, $1,330 in 2016, and ($1,131) in 2015)	1,066	2,470	(2,100)
Less federal income tax expense (benefit) of realized capital gains (losses)	739	4,619	772
Net realized capital gains (losses)	$(3,753)	$(288)	$(591)

19

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Net investment income was generated from the following for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Debt securities	$110,198	$114,010	$115,566
Equity securities	1,692	650	638
Mortgage loans	6,149	4,558	2,869
Policy loans	3,757	3,691	3,576
Cash, cash equivalents and short-term investments	250	72	57
Other invested assets	878	1,984	2,307
Other	60	263	137
Gross investment income	122,984	125,228	125,150
Investment expenses	2,312	2,331	2,309
Net investment income	$120,672	$122,897	$122,841

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2017, 49.5% of such mortgages, or $78.7 million, involved properties located in Tennessee and Texas. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $26.2 million. During 2017, the respective minimum and maximum lending rates for mortgage loans issued were 4.12%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2017, the Company did not reduce interest rates on any outstanding mortgages.

20

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include municipal bonds and initially rated NAIC 6 residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities include certain common stocks. The fair values of these instruments are determined by utilizing recent financing for similar securities.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable

21

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of common stock included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

22

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017
Assets:
Residential mortgage-backed securities	$136	$—	$136	$—
Common stocks, unaffiliated	21,536	20,776	—	760
Common stocks, mutual funds	26,305	26,305	—	—
Separate account assets*	417,877	387,897	29,980	—
Total assets	$465,854	$434,978	$30,116	$760

At December 31, 2016
Assets:
Residential mortgage-backed securities	$126	$—	$126	$—
Common stocks, unaffiliated	21,774	21,774	—	—
Separate account assets*	403,914	374,311	29,603	—
Total assets	$425,814	$396,085	$29,729	$—

*
Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

23

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017 are as follows:

	Beginning Asset/ (Liability) as of	Total Realized/ Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2017	Net Income	Surplus				December 31, 2017
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$—	$760	$—	$—	$760
The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017 are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$760	$—	$—	$—	$760
The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 and 2016.

24

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2017
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,561,602	$2,658,878	$3,530	$2,584,904	$70,444
Common stock, unaffiliated**	29,428	29,428	28,668	—	760
Common stock, mutual funds	26,305	26,305	26,305	—	—
Preferred stock	8,596	8,699	—	3,659	5,040
Mortgage loans	158,885	159,658	—	—	159,658
Cash, cash equivalents and short-term investments	8,082	8,082	8,082	—	—
Other invested assets, surplus notes	3,053	3,550	—	3,550	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	1,685,331	1,730,700	401,564	1,209,310	119,826

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,969,431)	$(1,977,893)	$—	$—	$(1,977,893)
Securities lending liability	—	—	—	—	—
Separate account liabilities*	(1,251,943)	(1,289,869)	—	—	(1,289,869)

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,518,863	$2,602,426	$8,601	$2,522,630	$71,195
Common stock, unaffiliated**	27,410	27,410	27,410	—	—
Preferred stock	6,139	6,173	—	1,118	5,055
Mortgage loans	134,490	132,659	—	—	132,659
Cash, cash equivalents and short-term investments	23,282	23,282	23,282	—	—
Other invested assets, surplus notes	3,054	3,360	—	3,360	—
Securities lending reinvested collateral assets	49,243	49,243	49,243	—	—
Separate account assets	1,779,754	1,822,311	427,024	1,239,516	155,771

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,942,616)	$(2,049,672)	$—	$—	$(2,049,672)
Securities lending liability	(49,243)	(49,243)	—	(49,243)	—
Separate account liabilities*	(1,328,047)	(1,395,927)	—	—	(1,395,927)

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

25

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

4. Related-Party Transactions
The Company paid a $34.0 million ordinary dividend to Integrity in December 2017. The dividend was in the form of cash.
The Company paid a $34.0 million ordinary dividend to Integrity in November 2016. The dividend was in the form of cash.
The Company paid a $37.0 million ordinary dividend to Integrity in November 2015. The dividend was in the form of cash.
The Company did not have any amounts receivable from parent, subsidiaries and affiliates as of December 31, 2017 and 2016, respectively. The Company had $1.6 million and $1.4 million payable to parent, subsidiaries and affiliates as of December 31, 2017 and 2016, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
Western and Southern guarantees the payment of the Company’s policyholder obligations. In the unlikely event the guarantee would be triggered, Western and Southern may be permitted to take control of the Company’s assets to recover all or a portion of the amounts paid under the guarantee.

5. Reinsurance
Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Direct premiums	$225,146	$280,346	$255,481
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(708)	(497)	(338)
Net premiums	$224,438	$279,849	$255,143

26

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	95	368	108
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,222	1,316	1,121
Amounts receivable on reinsurance contracts:
Affiliates		—	—
Nonaffiliates	19	—	—

In 2017, 2016 and 2015, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2017, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2017, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2017, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2017, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(0.5) million and $(4.0) million at December 31, 2017 and 2016, respectively. The tax years 2008 through 2017 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2017; in the event of future net losses is $1.2 million, $4.6 million, and $2.5 million from 2017, 2016 and 2015, respectively.

27

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$20,953	$4,216	$25,169
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	20,953	4,216	25,169
(d)	Deferred tax assets nonadmitted	13,187	—	13,187
(e)	Subtotal net admitted deferred tax assets (c - d)	7,766	4,216	11,982
(f)	Deferred tax liabilities	3,238	5,199	8,437
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$4,528	$(983)	$3,545

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$21,673	$6,101	$27,774
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	21,673	6,101	27,774
(d)	Deferred tax assets nonadmitted	9,150	—	9,150
(e)	Subtotal net admitted deferred tax assets (c - d)	12,523	6,101	18,624
(f)	Deferred tax liabilities	5,082	8,697	13,779
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$7,441	$(2,596)	$4,845

28

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(720)	$(1,885)	$(2,605)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(720)	(1,885)	(2,605)
(d)	Deferred tax assets nonadmitted	4,037	—	4,037
(e)	Subtotal net admitted deferred tax assets (c - d)	(4,757)	(1,885)	(6,642)
(f)	Deferred tax liabilities	(1,844)	(3,498)	(5,342)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(2,913)	$1,613	$(1,300)

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	3,545	—	3,545
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	3,545	—	3,545
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	46,858
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	4,221	4,216	8,437
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$7,766	$4,216	$11,982

29

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$4,845	$—	$4,845
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,162
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	7,678	6,101	13,779
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$12,523	$6,101	$18,624

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$(4,845)	$—	$(4,845)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	3,545	—	3,545
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	3,545	—	3,545
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	(6,305)
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(3,457)	(1,885)	(5,342)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(4,757)	$(1,885)	$(6,642)

30

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		2017	2016
		(In Thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	854%	966%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$38,168	$37,609

		12/31/2017
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$20,953	$4,216
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$7,766	$4,216
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2016
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$21,673	$6,101
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$12,523	$6,101
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$(720)	$(1,885)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$(4,757)	$(1,885)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

The Company's tax planning strategies do not include the use of reinsurance.

31

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Current income taxes incurred consist of the following major components:

			12/31/2017	12/31/2016	12/31/2015
(1)	Current income tax		(In Thousands)
	(a)	Federal	$16,485	$17,171	$16,016
	(b)	Foreign	—	—	—
	(c)	Subtotal	16,485	17,171	16,016
	(d)	Federal income tax on net capital gains	739	4,619	772
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$17,224	$21,790	$16,788

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2017	12/31/2016	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	17,244	15,507	1,737
		(4) Investments	—	135	(135)
		(5) Deferred acquisition costs	3,698	6,026	(2,328)
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	—	—	—
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	6	5	1
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	5	—	5
		(99) Subtotal	20,953	21,673	(720)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	13,187	9,150	4,037
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	7,766	12,523	(4,757)
	(e)	Capital
		(1) Investments	4,216	6,101	(1,885)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	4,216	6,101	(1,885)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	4,216	6,101	(1,885)
	(i)	Admitted deferred tax assets (2d + 2h)	$11,982	$18,624	$(6,642)

32

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2017	12/31/2016	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$2,583	$3,272	$(689)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	655	1,418	(763)
		(5) Other	—	392	(392)
		(99) Subtotal	3,238	5,082	(1,844)
	(b)	Capital
		(1) Investments	5,199	8,697	(3,498)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	5,199	8,697	(3,498)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$8,437	$13,779	$(5,342)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$3,545	$4,845	$(1,300)
Among the more significant book-to-tax adjustments were the following:

	12/31/2017	Effective Tax Rate	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)
Provision computed at statutory rate	$1,477	35.00%	$20,307	35.00%	$17,145	35.00%
Dividend received deduction	(732)	(17.33)	(740)	(1.28)	(527)	(1.08)
Tax credits	(11)	(0.27)	(9)	(0.02)	—	—
Interest maintenance reserve adjustment	—	—	—	—	(1,160)	(2.37)
Statutory reserve change	—	—	—	—	(5,312)	(10.84)
Other	152	3.59	240	0.42	45	0.09
Change in federal tax rate	14,318	339.18	—	—	—	—
Total statutory income taxes	$15,204	360.17%	$19,798	34.12%	$10,191	20.80%

Federal taxes incurred	$17,224	408.03%	$21,790	37.56%	$16,788	34.27%
Change in net deferred income taxes	(2,020)	(47.86)	(1,992)	(3.44)	(6,597)	(13.47)
Total statutory income taxes	$15,204	360.17%	$19,798	34.12%	$10,191	20.80%

At December 31, 2017, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.
On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits. The Tax Act is aimed at encouraging economic growth through the reduction in corporate income tax rates and simplification of the tax law which will create a broadened tax base.

33

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017 financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $11,154,588, of which ($3,163,487) and $14,318,075 was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act is incomplete; however, the Company has included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. The estimates are reported as provisional amounts for the effect of the Tax Act on deferred taxes, including items related to the computation of life reserves. The Company will update the provisional amounts over a measurement period which will not extend beyond December 22, 2018.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2017 and 2016, the Company exceeded the minimum risk-based capital.
The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends, without the approval of the New York Insurance Superintendent, provided those dividends do not exceed (when added to the other dividends paid in the preceding 12 months) the lesser of (i) 10% of the Company's surplus as of the prior December 31, or (ii) the Company's net gain from operations for the immediately preceding calendar year, not including realized capital gains. Dividends are noncumulative. As of December 31, 2017, the Company has $0.0 million eligible for dividends in 2018.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2017, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2017 the Company has future commitments to provide additional capital contributions of $21.5 million to investments in joint ventures, limited partnerships and limited liability companies.

34

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2017, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$131	$1,251,943	$—	$1,252,074	31.2%
At book value less current surrender charge of 5% or more	776,124	—	—	776,124	19.3
At fair value	—	—	381,276	381,276	9.5
Total with adjustment or at market value	776,255	1,251,943	381,276	2,409,474	60.0
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	1,015,800	—	—	1,015,800	25.3
Not subject to discretionary withdrawal	589,074	—	—	589,074	14.7
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,381,129	1,251,943	381,276	4,014,348	100.0%
Less reinsurance ceded	350	—	—	350
Net annuity reserves and deposit-type contract liabilities	$2,380,779	$1,251,943	$381,276	$4,013,998

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has the ability to conduct business activity (borrowings) with the FHLB. The Company’s strategy is to utilize FHLB funds to increase profitability. The Company has determined the actual/estimated maximum borrowing capacity as $140.0 million. The Company calculated this amount after a review of its pledgeable assets (both pledged and unpledged) and after applying the respective FHLB borrowing haircuts.

35

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	December 31
	2017	2016
	(in thousands)
Membership stock - Class A (not eligible for redemption)	$5,631	$5,636
Membership stock - Class B	—	—
Activity stock	2,261	—
Excess stock	—	—
Aggregate total	$7,891	$5,636
Actual or estimated borrowing capacity as determined by the insurer	$140,000	$250,000
Collateral Pledged to FHLB – General Account:

	2017				2016
	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Aggregate Total Borrowing	Borrowed at Time of Maximum Collateral
	(In Thousands)
Total as of reporting date	$145,091	$142,239	$97,980	XXX	$—	$—	$—	XXX
Maximum during reporting date	$145,091	$142,239	XXX	$97,980	$—	$—	XXX	$—
Borrowing from FHLB - General Account:

	2017			2016
	At Reporting Date	Reserves Established at Reporting Date	Maximum Amount During Period	At Reporting Date	Reserves Established at Reporting Date
	(In Thousands)
Funding agreements	$97,980	$98,089	$113,023	$—	$—
Debt	—	XXX	—	—	XXX
Aggregate total	$97,980	$98,089	$113,023	$—	$—

The Company does not have any prepayment obligations under these FHLB borrowing arrangements.

36

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value. The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and group variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the group variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.

To compensate the general account for risk taken, the separate accounts paid risk charges of $1.1 million, $0.9 million, $0.9 million, $0.7 million and $0.5 million in 2017, 2016, 2015, 2014, and 2013, respectively. The Company’s general account paid $0.1 million, $0.1 million, $0.1 million, $0.2 million and $0.2 million towards separate account guarantees in 2017, 2016, 2015, 2014, and 2013, respectively.

37

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2017, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$70,794	$1,857	$11,297	$83,948

Reserves for separate accounts with assets at:
Fair value	$—	$—	$413,025	$413,025
Amortized cost	1,156,553	95,390	—	1,251,943
Total reserves	$1,156,553	$95,390	$413,025	$1,664,968

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,156,553	$95,390	$—	$1,251,943
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	413,025	413,025
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,156,553	95,390	413,025	1,664,968
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,156,553	$95,390	$413,025	$1,664,968

38

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2017, is presented below:

2017
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$83,948
Transfers from separate accounts	246,149
Net transfers to (from) separate accounts	(162,201)

Reconciling adjustments:
Policy deductions and other expenses	85
Other changes in surplus in separate account statement	192
Other account adjustments	(113)
Transfers as reported in the Summary of Operations of the Company	$(162,037)

39

Financial Statement Schedules (Statutory-Basis)

40

National Integrity Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2017
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$24,180	$24,743	$24,180
States, municipalities and political
subdivisions	235,471	242,025	235,471
Foreign governments	26,512	27,722	26,512
All other corporate bonds	2,275,439	2,364,387	2,275,439
Preferred stocks	8,596	8,699	8,596
Total fixed maturities	2,570,198	2,667,576	2,570,198

Equity securities
Common stocks:
Industrial, miscellaneous and all other	46,163	55,733	55,733

Mortgage loans on real estate	158,885		158,885
Policy loans	47,510		47,510
Other long-term investments	24,501		24,501
Cash, cash equivalents and short-term
investments	8,082		8,082
Total investments	$2,855,339		$2,864,909

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

41

National Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2017
Individual life	$269,815	$—	$324	$31,114	$15,394	$42,690	$2,024
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	97	—
Annuity	2,147,796	—	47	201,194	97,618	443,051	13,282
Corporate and other		—	—	—	7,660	890	2,325
	$2,417,611	$—	$371	$232,308	$120,672	$486,631	$17,728

Year ended December 31, 2016
Individual life	$245,941	$—	$325	$30,848	$14,690	$40,464	$1,823
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	30,000	—	—	152	—
Annuity	2,139,416	—	55	230,423	99,432	418,540	10,791
Corporate and other		—	—	—	8,775	—	1,358
	$2,385,357	$—	$380	$291,271	$122,897	$459,004	$14,124

Year ended December 31, 2015
Individual life	$222,543	$—	$28	$42,308	$13,702	$51,912	$1,865
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,147,074	—	67	227,693	105,652	436,198	11,750
Corporate and other	—	—	—	—	3,487	—	1,605
	$2,369,617	$—	$95	$270,001	$122,841	$488,110	$15,220

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

42

National Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2017
Life insurance in force	$355,767	$52,602	$—	$303,165	—%
Premiums:
Individual life	$31,769	$655	$—	$31,114	—%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	201,248	54	—	201,194	—%
	$233,017	$709	$—	$232,308	—%

Year ended December 31, 2016
Life insurance in force	$322,767	$40,576	$—	$282,191	—%
Premiums:
Individual life	$31,291	$443	$—	$30,848	—%
Individual health	—	—	—	—	—
Group life and health	30,000	—	—	30,000	—
Annuity	230,477	54	—	230,423	—%
	$291,768	$497	$—	$291,271	—%

Year ended December 31, 2015
Life insurance in force	$205,866	$29,280	$—	$176,586	—%
Premiums:
Individual life	$42,585	$277	$—	$42,308	—%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	227,754	61	—	227,693	—%
	$270,339	$338	$—	$270,001	—%

43

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2017, 2016 and 2015
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2017, 2016 and 2015

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2017 and 2016, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2017, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1, to meet the requirements of Ohio, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2017 and 2016, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2017.

Opinion on Statutory-Basis of Accounting

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2018

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$3,544,456	$3,432,246
Preferred and common stocks	1,471,824	1,325,783
Investments in common stocks of subsidiaries	2,150,761	2,191,212
Mortgage loans	49,229	57,655
Policy loans	164,706	167,005
Real estate:
Properties held for the production of income	3,327	3,111
Properties occupied by the Company	24,479	25,993
Cash, cash equivalents and short-term investments	230,950	148,695
Receivable for securities	2,143	3,767
Securities lending reinvested collateral assets	62,048	17,592
Other invested assets	1,635,171	1,499,024
Total cash and invested assets	9,339,094	8,872,083

Investment income due and accrued	44,164	44,669
Premiums deferred and uncollected	51,020	52,288
Current federal income taxes recoverable	26,766	—
Net deferred income tax asset	24,178	96,462
Receivables from parent, subsidiaries and affiliates	36,273	24,928
Other admitted assets	24,262	23,135
Separate account assets	1,005,694	994,109
Total admitted assets	$10,551,451	$10,107,674

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,681,638	$2,654,244
Accident and health reserves	258,424	253,076
Liability for deposit-type contracts	224,599	230,632
Policy and contract claims	51,483	48,261
Dividends payable to policyholders	38,658	42,425
Premiums received in advance	3,736	3,986
Total policy and contract liabilities	3,258,538	3,232,624

General expense due and accrued	35,982	26,640
Current federal income taxes payable	—	8,064
Transfer to (from) separate accounts due and accrued, net	(15)	(312)
Asset valuation reserve	373,868	341,387
Interest maintenance reserve	51,890	51,598
Other liabilities	282,955	234,720
Pension liability	32,997	100,825
Liability for postretirement benefits other than pensions	164,700	169,500
Payable for securities lending	245,503	132,988
Separate account liabilities	1,005,694	994,109
Total liabilities	5,452,112	5,292,143

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	112,103	55,003
Accumulated surplus	4,986,236	4,759,528
Total capital and surplus	5,099,339	4,815,531
Total liabilities and capital and surplus	$10,551,451	$10,107,674
See accompanying notes.

The Western and Southern Life Insurance Company
Statement of Operations (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$246,746	$253,742	$256,197
Net investment income	539,164	322,165	545,324
Considerations for supplementary contracts with life contingencies	—	24	—
Amortization of the interest maintenance reserve	3,815	2,911	2,045
Commissions and expenses on reinsurance ceded	932	888	855
Other revenues	79	2,368	1,307
Total premiums and other revenues	790,736	582,098	805,728

Benefits paid or provided:
Death benefits	143,503	139,560	179,472
Annuity benefits	146,297	119,814	108,904
Disability and accident and health benefits	17,316	16,045	16,608
Surrender benefits	71,352	71,106	76,160
Payments on supplementary contracts with life contingencies	441	499	534
Other benefits	2,916	3,464	393
Increase in policy reserves and other policyholders’ funds	39,793	49,042	17,939
Total benefits paid or provided	421,618	399,530	400,010

Insurance expenses and other deductions:
Commissions	23,753	27,606	25,515
Commissions and expenses on reinsurance assumed	1,214	1,288	(3,909)
General expenses	134,399	138,995	140,417
Net transfers to (from) separate account	(101,619)	(69,680)	(57,160)
Reserve adjustments on reinsurance assumed	(71,901)	(72,342)	(82,611)
Other deductions	52,016	42,084	44,801
Total insurance expenses and other deductions	37,862	67,951	67,053

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	331,256	114,617	338,665

Dividends to policyholders	51,964	57,514	57,752
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	279,292	57,103	280,913
Federal income tax expense (benefit), excluding tax on capital gains	12,111	5,193	28,820
Gain (loss) from operations before net realized capital gains (losses)	267,181	51,910	252,093
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	2,557	1,688	15,961
Net income (loss)	$269,738	$53,598	$268,054

See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2015	$1,000	$55,003	$4,238,207	$4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholder	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	1,000	55,003	4,492,332	4,548,335
Net income (loss)	—	—	53,598	53,598
Change in net deferred income tax	—	—	17,794	17,794
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $48,990)	—	—	271,374	271,374
Net change in nonadmitted assets and related items	—	—	(26,671)	(26,671)
Change in asset valuation reserve	—	—	(65,901)	(65,901)
Change in unrecognized post retirement benefit obligation	—	—	21,709	21,709
Correction of traditional life reserves	—	—	(4,707)	(4,707)
Balance, December 31, 2016	1,000	55,003	4,759,528	4,815,531
Net income (loss)	—	—	269,738	269,738
Change in net deferred income tax	—	—	(103,027)	(103,027)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($31,715))	—	—	126,689	126,689
Net change in nonadmitted assets and related items	—	—	(64,589)	(64,589)
Change in asset valuation reserve	—	—	(32,481)	(32,481)
Change in unrecognized post retirement benefit obligation	—	—	30,991	30,991
Capital contribution	—	57,100	—	57,100
Correction of traditional life reserves	—	—	(613)	(613)
Balance, December 31, 2017	$1,000	$112,103	$4,986,236	$5,099,339

See accompanying notes.

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$249,358	$253,220	$257,767
Net investment income received	509,990	289,537	399,831
Benefits paid	(387,279)	(376,867)	(412,304)
Net transfers from (to) separate accounts	101,916	69,392	57,158
Commissions and expense paid	(77,257)	(96,818)	(68,181)
Dividends paid to policyholders	(55,732)	(56,917)	(57,224)
Federal income taxes recovered (paid)	(52,260)	(42,867)	(47,844)
Other, net	1,010	3,257	2,163
Net cash from (for) operations	289,746	41,937	131,366

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	782,780	825,252	798,604
Preferred and common stocks	481,055	546,227	781,840
Mortgage loans	15,501	920	11,565
Real estate	476	473	745
Other invested assets	245,518	153,463	140,199
Net gains (losses) on cash, cash equivalents and short-term investments	(23)	45	(11)
Miscellaneous proceeds	19,962	47,582	295,374
Net proceeds from investments sold, matured or repaid	1,545,269	1,573,962	2,028,316

Cost of investments acquired:
Debt securities	(885,797)	(690,324)	(829,108)
Preferred and common stocks	(575,188)	(544,379)	(590,543)
Mortgage loans	(7,076)	(17,569)	(35,716)
Real estate	(791)	(1,139)	(1,398)
Other invested assets	(315,724)	(290,787)	(306,777)
Miscellaneous applications	(44,456)	(968)	(78,511)
Total cost of investments acquired	(1,829,032)	(1,545,166)	(1,842,053)

Net change in policy and other loans	2,298	1,577	3,157
Net cash from (for) investments	(281,465)	30,373	189,420

Financing activities
Capital and paid in surplus, less treasury stock	57,100	—	—
Net deposits on deposit-type contract funds and other insurance liabilities	(6,033)	(6,494)	(3,238)
Dividends paid to stockholder	—	—	(40,000)
Other cash provided (applied)	22,907	(68,171)	(230,284)
Net cash from (for) financing and miscellaneous sources	73,974	(74,665)	(273,522)

Net change in cash, cash equivalents and short-term investments	82,255	(2,355)	47,264
Cash, cash equivalents and short-term investments:
Beginning of year	148,695	151,050	103,786
End of year	$230,950	$148,695	$151,050

Cash flow information for noncash transactions
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$—	$—	$99,102

See accompanying notes.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2017, approximately 68.2% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,080.1 million and $2,073.7 million were allocated to the Closed Block as of December 31, 2017 and 2016, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Restricted Assets

The Company has assets pledged as collateral, or otherwise not exclusively under control of the Company, totaling $250.6 million and $138.4 million as of December 31, 2017 and 2016, respectively. These assets are primarily collateral held in relation to the Company's securities lending program. These restricted assets are discussed in more detail in their relevant section.

Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2017	2016
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	8.3%	8.7%
1941 Standard Industrial, 2-1/2% - 3-1/2%	10.7	11.1
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	20.6	21.5
1980 Commissioners Standard Ordinary, 4% - 6%	39.6	39.5
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	14.5	13.0
2017 Commissioners Standard Ordinary, 3-1/2%	0.2	—
Other, 2-1/2% - 6%	4.7	4.7
	98.6%	98.5%
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.4	1.5
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2017 and 2016, reserves of $22.8 million and $25.3 million, respectively, were recorded on in-force amounts of $1,217.7 million and $1,392.4 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2017 and 2016. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2017, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $239.4 million and $9.1 million in the general and separate account, respectively. At December 31, 2016, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $129.9 million and $76.6 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2017 and 2016, the Company did not nonadmit any portion of the loaned securities.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $182.7 million and $115.1 million at December 31, 2017 and 2016, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2017 and 2016, collateral managed by an unaffiliated agent, which approximated $62.1 million and $17.6 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2017, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2017 and 2016, the fair value of the total collateral in the general account was $244.8 million and $132.7 million, respectively. The fair value of the total collateral in the separate account was $9.3 million and $78.3 million at December 31, 2017 and 2016, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2017:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	127,875	127,874
31 to 60 days	9,411	9,411
61 to 90 days	26,668	26,655
91 to 120 days	9,948	9,940
121 to 180 days	5,214	5,210
181 to 365 days	11,684	11,670
1 to 2 years	15,103	15,115
2 to 3 years	4,000	4,000
Greater than 3 years	44,241	44,241
Total collateral	$254,144	$254,116

At December 31, 2017, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $245.5 million and $9.3 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
During 2016, the Company determined that its reserves related to certain classes of traditional life policies were understated due to an error in the calculation of premium mode factors. This resulted in a change of the aggregate reserve for traditional contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2016, the Company has recorded a $4.7 million decrease directly to surplus through the correction of traditional life reserves line on the statements of changes in capital and surplus.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.

Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 20, 2018.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$59,769	$1,132	$(31)	$60,870
Debt securities issued by states of the U.S. and political subdivisions of the states	24,346	1,752	—	26,098
Corporate securities	2,885,960	420,349	(2,462)	3,303,847
Commercial mortgage-backed securities	77,580	1,297	(155)	78,722
Residential mortgage-backed securities	298,786	15,654	(1,013)	313,427
Asset-backed securities	198,015	10,909	(156)	208,768
Total	$3,544,456	$451,093	$(3,817)	$3,991,732

At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$35,039	$1,527	$(12)	$36,554
Debt securities issued by states of the U.S. and political subdivisions of the states	36,859	1,904	(133)	38,630
Corporate securities	2,655,818	320,135	(16,852)	2,959,101
Commercial mortgage-backed securities	67,731	1,693	(73)	69,351
Residential mortgage-backed securities	325,418	14,697	(2,763)	337,352
Asset-backed securities	311,381	9,963	(1,490)	319,854
Total	$3,432,246	$349,919	$(21,323)	$3,760,842

At December 31, 2017 and 2016, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $277.7 million and $254.2 million, respectively, and an aggregate fair value of $294.8 million and $261.3 million, respectively. As of December 31, 2017 and 2016, such holdings amounted to 7.8% and 7.4%, respectively, of the Company’s investments in debt securities and 2.6% and 2.5%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
Preferred stocks	$40,828	$5,411	$(149)	$46,090

Common stocks, unaffiliated	$909,254	$392,884	$(6,153)	$1,295,985
Common stocks, mutual funds	125,604	10,008	(473)	135,139
Common stocks, subsidiaries	1,715,649	453,273	(18,161)	2,150,761
	$2,750,507	$856,165	$(24,787)	$3,581,885

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
Preferred stocks	$36,168	$4,708	$(211)	$40,665

Common stocks, unaffiliated	$922,506	$300,373	$(10,463)	$1,212,416
Common stocks, mutual funds	75,930	2,671	(1,402)	77,199
Common stocks, subsidiaries	1,649,559	541,653	—	2,191,212
	$2,647,995	$844,697	$(11,865)	$3,480,827

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2017:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(29)	$6,897	$(2)	$202
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(1,394)	217,114	(1,068)	27,719
Commercial mortgage-backed securities(1)	(155)	20,387	—	—
Residential mortgage-backed securities(1)	(314)	46,486	(699)	28,076
Asset-backed securities(1)	(30)	20,530	(126)	11,931
Total	$(1,922)	$311,414	$(1,895)	$67,928

Preferred stocks	$(149)	$1,371	$—	$—

Common stocks, unaffiliated	$(6,153)	$148,991	$—	$—
Common stocks, mutual funds	(473)	16,642	—	—
Total	$(6,626)	$165,633	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(11)	$1,428	$(1)	$525
Debt securities issued by states of the U.S. and political subdivisions of the states	(133)	3,803	—	—
Corporate securities	(12,225)	329,179	(4,627)	92,719
Commercial mortgage-backed securities(1)	(73)	6,017	—	—
Residential mortgage-backed securities(1)	(1,407)	81,227	(1,356)	35,139
Asset-backed securities(1)	(1,031)	73,908	(459)	74,060
Total	$(14,880)	$495,562	$(6,443)	$202,443

Preferred stocks	$(211)	$3,552	$—	$—

Common stocks, unaffiliated	$(10,436)	$202,794	$(27)	$202
Common stocks, mutual funds	(1,238)	20,368	(164)	2,233
Total	$(11,674)	$223,162	$(191)	$2,435
(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2017 and 2016, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 1.9% and 3.5% of the carrying value of securities considered temporarily impaired at December 31, 2017 and 2016, respectively. At December 31, 2017, there were a total of 192 securities held that are considered temporarily impaired, 23 of which have been impaired for 12 months or longer. At December 31, 2016, there were a total of 250 securities held that were considered temporarily impaired, 39 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $5.0 million, $21.5 million and $24.8 million for the years ended December 31, 2017, 2016 and 2015, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The following is a list of each loan-backed security held at December 31, 2017, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2017, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2017:
61752R-AL-6	$374	$346	$28	$346	$346	06/30/2017
61749E-AF-4	1,101	1,058	43	1,058	1,058	06/30/2017
32051G-SD-8	505	502	3	502	502	06/30/2017
86359D-SR-9	299	293	6	293	289	06/30/2017
Total	XXX	XXX	$80	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2017, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2017, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$174,479	$176,934
After one through five	353,634	366,185
After five through ten	524,434	567,565
After ten	1,917,528	2,280,131
Mortgage-backed securities/asset-backed securities	574,381	600,917
Total	$3,544,456	$3,991,732

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Proceeds from sales of investments in debt securities during 2017, 2016 and 2015 were $285.0 million, $322.4 million, and $354.6 million; gross gains of $9.2 million, $10.3 million, and $14.4 million and gross losses of $0.5 million, $2.1 million, and $2.3 million were realized on these sales in 2017, 2016 and 2015, respectively.
Proceeds from the sales of investments in equity securities during 2017, 2016 and 2015 were $439.0 million, $518.2 million, and $692.5 million; gross gains of $61.4 million, $107.4 million, and $200.2 million and gross losses of $43.7 million, $34.8 million, and $67.9 million were realized on these sales in 2017, 2016 and 2015, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Realized capital gains (losses)	$11,982	$28,756	$68,993
Less amount transferred to IMR (net of related taxes (benefits) of $2,211 in 2017, $4,493 in 2016, and $7,171 in 2015)	4,106	8,344	13,318
Less federal income tax expense (benefit) of realized capital gains (losses)	5,319	18,724	39,714
Net realized capital gains (losses)	$2,557	$1,688	$15,961

Net investment income was generated from the following for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Debt securities	$178,001	$186,531	$181,382
Equity securities	254,309	42,688	251,800
Mortgage loans	3,854	3,973	2,368
Real estate	13,150	13,401	13,414
Policy loans	12,224	12,206	11,969
Cash, cash equivalents and short-term investments	1,265	631	552
Other invested assets	96,300	80,561	101,096
Other	1,465	1,227	1,471
Gross investment income	560,568	341,218	564,052
Investment expenses	21,404	19,053	18,728
Net investment income	$539,164	$322,165	$545,324

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2017, 80.7% of such mortgages, or $39.7 million, involved properties located in Arizona, Missouri, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $18.0 million. During 2017, the respective minimum and maximum lending rates for mortgage loans issued were 4.35%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2017, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds. In 2015, the Company discontinued the use of swaptions and, in 2016, the Company discontinued the use of interest rate swaps for hedging interest rates.The interest rate swaps were forward starting and allowed the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provided the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes. These instruments were carried at fair value on the balance sheet with changes in fair value recorded in surplus. If the instruments were terminated prior to maturity, proceeds were exchanged equal to the fair value of the contract and a realized gain or loss would have been recognized. The change in fair value was $0.0 million, $1.0 million, and $47.5 million for the years ended December 31, 2017, 2016, and 2015, respectively.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 6 rated industrial and miscellaneous bonds, NAIC 4 rated preferred stock, NAIC 6 rated preferred stock, interest rate swaps, and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed during 2016.

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs. Also included in Level 3 assets and liabilities are common stocks being priced by utilizing recent financing for similar securities.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt and Equity Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
The fair values of actively traded equity securities and exchange traded funds (including exchange traded funds with debt like characteristics) have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

inputs. Actively traded mutual funds are valued using the net asset values of the funds. The fair value of equity securities included in Level 3 has been determined by utilizing recent financing for similar securities.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed in 2016.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017
Assets:
Bonds, Exchange traded funds	$5,479	$5,479	$—	$—
Common stocks, unaffiliated	1,295,985	1,291,083	—	4,902
Common stocks, mutual funds	135,139	135,139	—	—
Preferred stocks	782	—	782	—
Separate account assets	1,005,694	653,578	273,519	78,597
Total assets	$2,443,079	$2,085,279	$274,301	$83,499

At December 31, 2016
Assets:
Bonds, industrial & misc.	$4,012	$—	$4,012	$—
Common stocks, unaffiliated	1,212,416	1,212,416	—	—
Common stocks, mutual funds	77,199	77,199	—	—
Separate account assets	994,109	657,881	259,445	76,783
Total assets	$2,287,736	$1,947,496	$263,457	$76,783

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017 are as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2017	Net Income	Surplus	Other				December 31, 2017
	(In Thousands)
Assets:
Common stocks, unaffiliated	$—	$—	$3	$—	$4,899	$—	$—	$4,902
Separate account assets	76,783	—	—	1,745	69	—	—	78,597
Total assets	$76,783	$—	$3	$1,745	$4,968	$—	$—	$83,499
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Assets:
Common stocks, unaffiliated	$4,899	$—	$—	$—	$4,899
Separate account assets	24,126	—	—	(24,057)	69
Total assets	$29,025	$—	$—	$(24,057)	$4,968

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2016	Net Income	Surplus	Other				December 31, 2016
	(In Thousands)
Assets:
Separate account assets	$71,233	$—	$—	$4,275	$1,275	$—	$—	$76,783
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$9,030	$—	$—	$(7,755)	$1,275

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2017 and 2016.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2017
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,544,456	$3,991,732	$46,728	$3,926,941	$18,063
Common stock:
Unaffiliated	1,295,985	1,295,985	1,291,083	—	4,902
Mutual funds	135,139	135,139	135,139	—	—
Preferred stock	40,700	46,090	—	45,427	663
Mortgage loans	49,229	49,377	—	—	49,377
Cash, cash equivalents and short-term investments	230,950	230,963	230,963	—	—
Other invested assets, surplus notes	36,055	44,676	—	44,676	—
Securities lending reinvested collateral assets	62,048	62,048	62,048	—	—
Separate account assets	1,005,694	1,005,694	653,578	273,519	78,597

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(4,465)	$(4,715)	$—	$—	$(4,715)
Securities lending liability	(245,503)	(245,503)	—	(245,503)	—

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,432,246	$3,760,842	$15,640	$3,724,838	$20,364
Common stock:
Unaffiliated	1,212,416	1,212,416	1,212,416	—	—
Mutual funds	77,199	77,199	77,199	—	—
Preferred stock	36,168	40,665	—	28,628	12,037
Mortgage loans	57,655	57,301	—	—	57,301
Cash, cash equivalents and short-term investments	148,695	148,695	148,695	—	—
Other invested assets, surplus notes	36,083	40,889	—	40,889	—
Securities lending reinvested collateral assets	17,592	17,592	17,592	—	—
Separate account assets	994,109	994,109	657,881	259,445	76,783

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,185)	$(5,488)	$—	$—	$(5,488)
Securities lending liability	(132,988)	(132,988)	—	(132,988)	—

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

4. Related-Party Transactions
The Company owns a 100% interest in WSLAC, whose carrying value is $1.0 billion at December 31, 2017. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:
WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$9,756,707	$10,087,795
Preferred and common stocks	369,415	266,127
Investment in common stock of subsidiaries	1,673	1,217
Mortgage loans	881,409	821,278
Policy loans	33,331	35,470
Cash, cash equivalents and short-term investments	289,040	94,176
Receivable for securities	9,931	3,581
Derivatives	728	472
Securities lending reinvested collateral assets	17,839	115
Other invested assets	246,427	236,263
Total cash and invested assets	11,606,500	11,546,494

Investment income due and accrued	83,163	90,727
Premiums deferred and uncollected	21,332	22,079
Net deferred income tax asset	36,736	29,837
Funds withheld under coinsurance agreement	621,100	624,512
Other admitted assets	12,439	13,497
Separate account assets	71,185	22,911
Total admitted assets	$12,452,455	$12,350,057

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2017	2016
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,525,192	$9,308,514
Liability for deposit-type contracts	1,233,366	1,461,456
Policy and contract claims	25,452	26,091
Premiums received in advance	353	374
Total policy and contract liabilities	10,784,363	10,796,435

General expense due and accrued	785	755
Current federal income taxes payable to parent	9,226	647
Transfer to (from) separate accounts due and accrued, net	380	(177)
Asset valuation reserve	152,005	148,102
Other liabilities	78,422	50,221
Payable for securities lending	375,533	238,325
Separate account liabilities	71,185	22,911
Total liabilities	11,471,899	11,257,219

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	827,408	791,308
Accumulated surplus	150,648	299,030
Total capital and surplus	980,556	1,092,838
Total liabilities and capital and surplus	$12,452,455	$12,350,057

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

WSLAC Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2017	2016	2015
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$1,177,883	$612,121	$578,632
Net investment income	462,646	480,104	514,845
Considerations for supplementary contracts with life contingencies	3,059	2,719	4,747
Amortization of the interest maintenance reserve	(799)	(586)	3,965
Fees from management of separate accounts	804	279	343
Other revenues	30,655	28,964	32,715
Total premiums and other revenues	1,674,248	1,123,601	1,135,247
Benefits paid or provided:
Death benefits	182,815	206,855	193,064
Annuity benefits	247,304	264,311	271,448
Disability and accident and health benefits	2,485	2,564	2,627
Surrender benefits	649,811	601,651	657,761
Payments on supplementary contracts with life contingencies	3,293	3,328	3,298
Other benefits	2,190	1,992	1,816
Increase (decrease) in policy reserves and other policyholders’ funds	249,003	(224,695)	(275,351)
Total benefits paid or provided	1,336,901	856,006	854,663
Insurance expenses and other deductions:
Commissions	41,244	33,187	29,449
Commission and expense allowance on reinsurance assumed	2,142	2,251	2,425
General expenses	110,215	98,339	102,471
Net transfers to (from) separate accounts	45,524	(3,605)	(5,940)
Other deductions	7,570	3,792	4,398
Total insurance expenses and other deductions	206,695	133,964	132,803
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	130,652	133,631	147,781
Federal income tax expense (benefit), excluding tax on capital gains	54,844	46,082	56,608
Gain (loss) from operations before net realized capital gains (losses)	75,808	87,549	91,173
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(5,987)	(32,327)	(23,204)
Net income (loss)	$69,821	$55,222	$67,969

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to subsidiaries in the amount of $3.7 million, $1.0 million, and $1.1 million in 2017, 2016 and 2015, respectively. The principal balance of the mortgage financing arrangements with subsidiaries was $82.0 million and $12.4 million at December 31, 2017 and 2016, respectively.
At December 31, 2017 and 2016, the Company had $95.3 million and $65.5 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
In October 2017, the Company entered into a Pension Risk Transfer agreement with WSLAC. Refer to Note 10 for more detail.
The Company received a $200.0 million ordinary dividend from its subsidiary, WSLAC in December 2017. The dividend was $109.3 million ordinary and $90.7 million extraordinary. The dividend was in the form of cash.
The Company received a $57.1 million capital contribution from WSFG in October 2017. The contribution was in the form of cash.
The Company paid a $36.1 million capital contribution to WSLAC in October 2017. The contribution was in the form of cash.
The Company paid a $21.0 million capital contribution to its wholly-owned subsidiary, W & S Investment Holdings LLC in October 2017. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2017. The contribution was in the form of cash.
The Company paid a $45.0 million capital contribution to Integrity in December 2016. The contribution was in the form of cash.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2016. The contribution was in the form of cash.
The Company received a $179.0 million ordinary dividend from WSLAC in December 2015. The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.
The Company paid a $50.0 million capital contribution to Columbus Life in December 2015. The contribution was in the form of cash.
The Company paid a $40.0 million ordinary dividend to WSFG in December 2015. The dividend was in the form of cash.
The Company received a $25.0 million ordinary dividend from Integrity in December 2015. The dividend was in the form of cash.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company had $36.3 million and $24.9 million receivable from parent, subsidiaries and affiliates as of December 31, 2017 and 2016, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2017 or 2016. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.
5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $532.9 million and $552.3 million at December 31, 2017 and 2016, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.1 million at December 31, 2017 and 2016, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2017	2016	2015
	(In Thousands)

Direct premiums	$251,423	$257,690	$259,270
Assumed premiums:
Affiliates	1,726	2,548	3,077
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,403)	(6,496)	(6,150)
Net premiums	$246,746	$253,742	$256,197
The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2017	2016	2015
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,420	3,519	3,355
Policy and contract liabilities:
Affiliates	506,178	524,323	573,039
Nonaffiliates	50,260	49,422	48,428
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	199	511	89

In 2017, 2016 and 2015, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2017, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2017, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2017, there are no reinsurance agreements in effect

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2017, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $(0.5) million and $13.6 million at December 31, 2017 and 2016, respectively. The tax years 2008 through 2017 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2017, in the event of future net losses is $35.8 million, $26.6 million, and $76.6 million from 2017, 2016 and 2015, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$203,868	$7,606	$211,474
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	203,868	7,606	211,474
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	203,868	7,606	211,474
(f)	Deferred tax liabilities	107,148	80,148	187,296
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$96,720	$(72,542)	$24,178

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$335,213	$20,961	$356,174
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	335,213	20,961	356,174
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	335,213	20,961	356,174
(f)	Deferred tax liabilities	157,838	101,874	259,712
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$177,375	$(80,913)	$96,462

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(131,345)	$(13,355)	$(144,700)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(131,345)	(13,355)	(144,700)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	(131,345)	(13,355)	(144,700)
(f)	Deferred tax liabilities	(50,690)	(21,726)	(72,416)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(80,655)	$8,371	$(72,284)

		12/31/2017
		(In Thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	24,178	—	24,178
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	24,178	—	24,178
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	760,472
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	179,690	7,606	187,296
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$203,868	$7,606	$211,474

		12/31/2016
		(In Thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$84,065	$12,397	$96,462
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	707,243
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	251,148	8,564	259,712
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$335,213	$20,961	$356,174

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(In Thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(84,065)	$(12,397)	$(96,462)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	24,178	—	24,178
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	24,178	—	24,178
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,229
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(71,458)	(958)	(72,416)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(131,345)	$(13,355)	$(144,700)

	2017	2016
	(In Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,047%	1,072%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$553,910	$502,086

		12/31/2017
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$203,868	$7,606
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	—%	—%
(c)	Net Admitted Adjusted Gross DTAs amount	$203,868	$7,606
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	—%	—%

		12/31/2016
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)
(a)	Adjusted gross DTAs amount	$335,213	$20,961
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%
(c)	Net Admitted Adjusted Gross DTAs amount	$335,213	$20,961
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(In Thousands)

(a)	Adjusted gross DTAs amount	$(131,345)	$(13,355)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(3.48)%	(3.48)%
(c)	Net Admitted Adjusted Gross DTAs amount	$(131,345)	$(13,355)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(3.48)%	(3.48)%

The Company's tax planning strategies do not include the use of reinsurance.

Current income taxes incurred consist of the following major components:

			12/31/2017	12/31/2016	12/31/2015
			(In Thousands)
(1)	Current income tax
	(a)	Federal	$11,938	$4,989	$28,502
	(b)	Foreign	173	204	318
	(c)	Subtotal	12,111	5,193	28,820
	(d)	Federal income tax on net capital gains	5,319	18,724	39,714
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$17,430	$23,917	$68,534

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2017	12/31/2016	Change
	(a)	Ordinary	(In Thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	47,155	76,720	(29,565)
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	17,282	29,448	(12,166)
		(6) Policyholder dividends accrual	4,273	8,675	(4,402)
		(7) Fixed assets	4,115	5,595	(1,480)
		(8) Compensation and benefits accrual	93,056	170,531	(77,475)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	35,022	39,274	(4,252)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	2,965	4,970	(2,005)
		(99) Subtotal	203,868	335,213	(131,345)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	203,868	335,213	(131,345)
	(e)	Capital
		(1) Investments	7,606	20,961	(13,355)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	7,606	20,961	(13,355)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	7,606	20,961	(13,355)
	(i)	Admitted deferred tax assets (2d + 2h)	$211,474	$356,174	$(144,700)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2017	12/31/2016	Change
(3)	Deferred tax liabilities:		(In Thousands)
	(a)	Ordinary
		(1) Investments	$95,677	$137,670	$(41,993)
		(2) Fixed assets	439	949	(510)
		(3) Deferred and uncollected premium	9,524	16,621	(7,097)
		(4) Policyholder reserves	1,472	2,564	(1,092)
		(5) Other	36	34	2
		(99) Subtotal	107,148	157,838	(50,690)
	(b)	Capital
		(1) Investments	80,148	101,874	(21,726)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	80,148	101,874	(21,726)
	(c)	Deferred tax liabilities (3a99 + 3b99)	187,296	259,712	(72,416)
(4)	Net deferred tax assets/liabilities (2i - 3c)		$24,178	$96,462	$(72,284)

Among the more significant book-to-tax adjustments were the following:

	12/31/2017	Effective Tax Rate	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate
	(In Thousands)		(In Thousands)		(In Thousands)

Provision computed at statutory rate	$101,581	35.00%	$30,050	35.00%	$122,467	35.00%
Dividends received deduction	(74,721)	(25.75)	(5,082)	(5.92)	(76,648)	(21.91)
Tax credits	(5,900)	(2.03)	(2,720)	(3.17)	(2,616)	(0.75)
Other invested assets and nonadmitted change	(21,153)	(7.29)	(9,324)	(10.86)	(20,488)	(5.86)
Post-retirement benefit plans	—	—	—	—	1,405	0.40
Statutory reserve change	(215)	(0.07)	(1,647)	(1.92)	(829)	(0.24)
Other	(1,304)	(0.45)	(5,154)	(6.00)	(5,003)	(1.41)
Change in federal tax rate	122,169	42.09	—	—	—	—
Total statutory income taxes	$120,457	41.50%	$6,123	7.13%	$18,288	5.23%

Federal taxes incurred	$17,430	6.01%	$23,917	27.86%	$68,534	19.59%
Change in net deferred income taxes	103,027	35.49	(17,794)	(20.73)	(50,246)	(14.36)
Total statutory income taxes	$120,457	41.50%	$6,123	7.13%	$18,288	5.23%

At December 31, 2017, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.
On December 22, 2017, the Tax Cuts and Jobs Act (the Tax Act) was enacted, significantly changing the US income tax law. Among the provisions of the Tax Act were the establishment of a flat corporate income tax rate of 21%, a general repeal of net operating loss carrybacks and a reduction in the maximum deduction for

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

net operating loss carryforwards arising in tax years beginning after 2017, and the elimination or reduction of certain deductions, exclusions and credits. The Tax Act is aimed at encouraging economic growth through the reduction in corporate income tax rates and simplification of the tax law which will create a broadened tax base.

The Company has recognized the effects of the tax rate change on its deferred tax balances in its December 31, 2017, financial statements. The re-measurement of deferred tax assets and liabilities resulted in a reduction of net deferred tax assets of $16,118,707, of which ($95,834,289) and $122,168,228 was recorded as an adjustment to the change in net unrealized capital gains (losses) and the change in net deferred income tax, respectively. Upon issuance of the Company’s financial statements for the year ended December 31, 2017, the Company’s accounting for certain income tax effects of the Tax Act is incomplete; however, the Company has included reasonable estimates of these balances in its re-measurement of deferred tax assets and liabilities. The estimates are reported as provisional amounts for the effect of the Tax Act on deferred taxes, including items related to the computation of life tax reserves. The Company will update the provisional amounts over a measurement period which will not extend beyond December 22, 2018.

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2017 and 2016, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $509.9 million by the end of 2018 without seeking prior regulatory approval based on capital and surplus of $5,099.3 million at December 31, 2017.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2017, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2017, the Company has future commitments to provide additional capital contributions of $378.4 million to investments in joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: WSLAC, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National and The Lafayette Life Insurance Company (Lafayette Life), an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

The Company has guaranteed two mortgage loans in which the borrower is an affiliated limited liability company involved in development of real estate. These guarantees have a maximum exposure to the Company of $28.7 million for Canal Senate Apartments, LLC, and $15.9 million for 506 Phelps Holdings, LLC, in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at 12/31/2017 was approximately $46.9 million and $39.8 million, respectively. These loans mature in August 2022 and February 2024, respectively.

The Company has guaranteed a portion of the payment of mortgage loans made by its wholly-owned subsidiary, WSLAC, to two affiliated limited liability companies, Cranberry NP Hotel Company and Sundance Hotel, LLC, in the amounts of $12.2 million and $14.6 million, respectively. The guarantees have a maximum exposure to the Company of $4.6 million and $6.5 million in the event the real estate collateral of the affiliated limited liability company is not sufficient to cover the payment of the loan. The fair value of the real estate collateral at 12/31/2017 was approximately $11.2 million and $23.0 million. These loans mature in October 2018 and January 2024, respectively.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2017, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	340,800	—	—	340,800	25.4
Not subject to discretionary withdrawal	7,688		993,403	1,001,091	74.6
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	348,488	—	993,403	1,341,891	100.0%
Less reinsurance ceded	116,181	—	—	116,181
Net annuity reserves and deposit-type contract liabilities	$232,307	$—	$993,403	$1,225,710

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.
A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,015,700	$1,003,308	$169,500	$183,347
Service cost	19,990	18,051	483	621
Interest cost	35,792	36,328	5,688	6,327
Contribution by plan participants	—	—	4,855	4,605
Actuarial (gain) loss	56,848	27,710	(2,985)	(9,757)
Benefits paid	(52,192)	(69,697)	(12,841)	(15,643)
Settlements	(49,738)	—	—	—
Benefit obligation at end of year	$1,026,400	$1,015,700	$164,700	$169,500

Change in plan assets:
Fair value of plan assets at beginning of year	$914,875	$887,429	$—	$—
Actual return on plan assets	130,458	90,143	—	—
Employer contribution	50,000	7,000	7,986	11,039
Plan participants’ contributions	—	—	4,855	4,604
Benefits paid	(52,192)	(69,697)	(12,841)	(15,643)
Settlements	(49,738)	—	—	—
Fair value of plan assets at end of year	$993,403	$914,875	$—	$—

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(32,997)	$(100,825)	$(164,700)	$(169,500)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(32,997)	$(100,825)	$(164,700)	$(169,500)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(964,937)	$(966,933)	$(164,700)	$169,500

*	Nonadmitted if overfunded

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Pension Benefits
	2017	2016	2015
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$19,990	$18,051	$21,331
Interest cost	35,792	36,329	41,505
Expected return on plan assets	(66,605)	(64,585)	(65,747)
Amount of recognized gains and losses	31,765	35,764	41,969
Amount of prior service cost recognized	(5,134)	(5,134)	(1,019)
Total net periodic benefit cost (benefit)	$15,808	$20,425	$38,039

	Postretirement Medical
	2017	2016	2015
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$483	$621	$924
Interest cost	5,688	6,327	8,347
Amount of recognized gains and losses	(2,986)	(1,669)	25
Amount of prior service cost recognized	(1,503)	(1,075)	(1,074)
Total net periodic benefit cost (benefit)	$1,682	$4,204	$8,222

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$409,174	$437,653	$(46,811)	$(39,815)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	5,134	5,134	1,503	1,075
Net gain and loss arising during the period	(7,004)	2,151	(2,966)	(9,740)
Net gain and loss recognized	(31,765)	(35,764)	2,986	1,669
Items not yet recognized as a component of net periodic cost - current year	$375,539	$409,174	$(45,288)	$(46,811)

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(5,151)	(5,134)	(2,633)	(1,503)
Net recognized gains and (losses)	28,028	32,072	(3,117)	(2,665)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(16,627)	(21,761)	(8,199)	(9,702)
Net recognized gains and (losses)	392,166	430,935	(37,089)	(37,092)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016

Discount rate	4.17%	4.35%	4.12%	4.31%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2017	2016	2017	2016

Discount rate	3.78%	4.17%	3.71%	4.12%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $33.0 million and $100.8 million at December 31, 2017 and 2016, respectively.
Effective January 1, 2016, the Company elected to utilize a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. Historically, the Company estimates these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company made the change to provide a more precise measurement of service

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The Company accounted for this change as a change in accounting estimate and, accordingly, accounted for it prospectively. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.17% at December 31, 2016, to 3.78% at December 31, 2017. This resulted in a $51.9 million increase in the pension benefit obligation in 2017. The discount rate was decreased from 4.35% at December 31, 2015 to 4.17% at December 31, 2016. This resulted in a $22.7 million increase in the pension benefit obligation in 2016.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.
The asset allocation for the defined benefit pension plan at the end of 2017 and 2016, and the target allocation for 2017 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2017	2017	2016
Asset category:
Equity securities	55%	62%	60%
Fixed income securities	15	8	14
Short-term investments	5	—	2
Other	25	30	24
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

•	Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•	Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.
Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2017:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,068	—	3,068	—
Corporate securities	57,482	—	57,482	—
Residential mortgage-backed securities	5,102	—	5,102	—
Commercial mortgage-backed securities	—	—	—	—
Asset-backed securities	6,652	—	6,652	—
Equity securities:
Common equity	424,016	383,590	40,426	—
Mutual funds	187,488	187,488	—	—
Preferred stock	3,889	—	3,889	—
Other invested assets:
Private equity and fixed income funds	214,462	—	152,490	61,972
Surplus notes	3,399	—	3,399	—
Real estate	16,625	—	—	16,625
Other assets	83,511	82,500	1,011	—
Total plan assets	$1,005,694	$653,578	$273,519	$78,597

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,313	$14,313	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,444	—	3,444	—
Corporate securities	76,348	—	73,230	3,118
Residential mortgage-backed securities	14,355	—	14,355	—
Commercial mortgage-backed securities	211	—	211	—
Asset-backed securities	9,001	—	9,001	—
Equity securities:
Common equity	390,521	390,521	—	—
Mutual funds	157,469	157,469	—	—
Preferred stock	3,769	—	3,769	—
Other invested assets:
Private equity and fixed income funds	205,831	—	148,807	57,024
Surplus notes	5,013	—	5,013	—
Real estate	14,928	—	—	14,928
Other assets	98,906	95,578	1,615	1,713
Total plan assets	$994,109	$657,881	$259,445	$76,783

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Beginning Assets as of	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	January 1, 2017						December 31, 2017
	(In Thousands)

Corporate securities	$3,118	$(80)	$—	$(3,038)	$—	$—	$—
Other invested assets:
Private equity and fixed income funds	57,024	6,390	—	(1,442)	—	—	61,972
Real estate	14,928	(4,565)	—	6,262	—	—	16,625
Other assets	1,713	—	—	(1,713)	—	—	—
Total	$76,783	$1,745	$—	$69	$—	$—	$78,597

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2017, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(3,038)	$(3,038)
Other invested assets:
Private equity and fixed income funds	8,326	—	—	(9,768)	(1,442)
Real estate	15,800	—	—	(9,538)	6,262
Other assets	—	—	—	(1,713)	(1,713)
Total	$24,126	$—	$—	$(24,057)	$69

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Assets as of January 1, 2016	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2016
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	(In Thousands)
Corporate securities	$3,242	$(81)	$—	$(43)	$—	$—	$3,118
Other invested assets:
Private equity and fixed income funds	53,187	2,419	—	1,418	—	—	57,024
Real estate	12,991	1,937	—	—	—	—	14,928
Other assets	1,813	—	—	(100)	—	—	1,713
Total	$71,233	$4,275	$—	$1,275	$—	$—	$76,783

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(43)	$(43)
Other invested assets:
Private equity and fixed income funds	9,030	—	—	(7,612)	1,418
Real estate	—	—	—	—	—
Other assets	—	—	—	(100)	(100)
Total	$9,030	$—	$—	$(7,755)	$1,275

For measurement purposes of the postretirement benefit obligation at December 31, 2017, a 5.50 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2018. The rate was assumed to decrease gradually to 4.75 percent for 2028 and remain at that level thereafter.
Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2017, by $20.9

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

million and $(17.5) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2017 by $0.8 million and $(0.7) million, respectively.
At December 31, 2017, the assets of the Company’s pension include approximately $82.9 million invested in the Touchstone Family of Funds, which are administered by the Company, and $184.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. At December 31, 2016, the assets of the Company’s pension include approximately $68.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $185.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.7 million investment in a group annuity contract issued by Lafayette Life.
As of December 31, 2017, future benefit payments for the pension plan are expected as follows (in millions):

2018	$51.3
2019	51.8
2020	52.5
2021	53.4
2022	54.4
Five years thereafter	286.8

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2018	$10.3
2019	10.3
2020	10.5
2021	10.4
2022	10.3
Five years thereafter	48.6

The Company contributed $50.0 million and $7.0 million to the pension plan in 2017 and 2016, respectively. The Company does not anticipate a required contribution to the pension plan during 2018.
In 2017, the Company entered into a group annuity contract with WSLAC to transfer risk and administration costs associated with their pension benefit obligations. This reduced plan assets, and the pension benefit obligation by $49.7 million. Future changes in plan assets and obligations will no longer reflect the participants included in the transfer.
The Company made contributions to the postretirement medical plan of $8.0 million in 2017 and expects to contribute $100.3 million between 2018 and 2026, inclusive. The Company received $0.0 million of subsidies in 2017. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2017, 2016 and 2015

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $5.1 million, $4.8 million, and $4.2 million for 2017, 2016 and 2015, respectively.
11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2017, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$5,514	$198
Ordinary renewal	72,426	50,271
Accident and health renewal	470	355
Assumed investment type-contracts	196	196
Total	$78,606	$51,020

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2017
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$80,044	$81,677	$80,044
States, municipalities and political
subdivisions	235,612	247,927	235,612
Foreign governments	37,965	41,679	37,965
All other corporate bonds	3,190,480	3,620,450	3,190,835
Preferred stocks	40,828	46,090	40,700
Total fixed maturities (2)	3,584,929	4,037,823	3,585,156

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,034,858	1,431,124	1,431,124

Mortgage loans on real estate	49,229		49,229
Real estate	27,806		27,806
Policy loans	164,706		164,706
Other long-term investments	378,052		378,052
Cash, cash equivalents and short-term
investments	292,998		292,998
Total investments	$5,532,578		$5,929,071

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

(2) Differences between cost and the amount shown on the balance sheet are Bond ETFs held at fair value and certain preferred stocks held at lower-of-cost-or-market.

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2017
Individual life	$2,581,464	$—	$37,144	$221,227	$170,750	$232,546	$72,938
Individual health	258,424	1,942	2,970	20,916	14,795	20,151	12,890	$20,920
Group life and health	93,909	—	562	3,739	2,951	7,175	297	—
Annuity	6,265	—	10,807	864	332	161,746	1,218
Corporate and other	—	—	—	—	350,336	—	47,056
	$2,940,062	$1,942	$51,483	$246,746	$539,164	$421,618	$134,399

Year ended December 31, 2016
Individual life	$2,554,579	$—	$32,455	$226,814	$169,578	$230,257	$78,096
Individual health	253,076	1,932	$3,095	21,340	14,425	21,692	13,894	$21,308
Group life and health	92,408	—	521	4,190	4,840	9,805	344	—
Annuity	7,257	—	12,190	1,422	382	137,776	1,114
Corporate and other	—	—	—	—	132,940	—	45,547
	$2,907,320	$1,932	$48,261	$253,766	$322,165	$399,530	$138,995

Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2017
Life insurance in force	$14,882,482	$2,078,839	$269,447	$13,073,090	2%
Premiums:
Individual life	$221,905	$1,559	$881	$221,227	—%
Individual health	25,759	4,844	—	20,915	—
Group life and health	3,740	—	—	3,740	—
Annuity	19	—	845	864	98%
	$251,423	$6,403	$1,726	$246,746	1%

Year ended December 31, 2016
Life insurance in force	$15,167,224	$2,087,962	$284,222	$13,363,484	2%
Premiums:
Individual life	$227,379	$1,716	$1,151	$226,814	1%
Individual health	26,121	4,780	—	21,341	—
Group life and health	4,190	—	—	4,190	—
Annuity	24	—	1,397	1,421	98%
	$257,714	$6,496	$2,548	$253,766	1%

Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

National Integrity AnnuiChoice II	April 2018

PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Financial Statements included in Part A: Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the Year Ended December 31, 2017
Statements of Changes in Net Assets for the Years Ended December 31, 2017 and 2016
Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2017 and 2016
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2017 and 2016
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2017, 2016 and 2015
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.	Not applicable

3.

a.
Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.
Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

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National Integrity AnnuiChoice II	April 2018

b.
Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference to Exhibit 99.4(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

c.
Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated by reference to Exhibit 99.4(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.
Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

f.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.37 1410 NY. Incorporated by reference to Exhibit 99.4(D) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

g.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.38 1410 NY. Incorporated by reference to Exhibit 99.4(E) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

5.	Form of Application. Incorporated by reference to Exhibit 99.5 to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

6.

a.
Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.	By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

c.
Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

7.

a.
Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.
Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.
Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 033-177618), filed April 25, 2012.

c.
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003.

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Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.
Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

g.
Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.
Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

i.
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

k.
Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

l.
Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and June 10, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

m.
Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

n.
Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

o.
Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

p.
Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

q.
Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

r.
Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

s.
Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

t.
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

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National Integrity AnnuiChoice II	April 2018

u.
Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

v.
Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

w.
Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

x.
Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

y.
Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

z.
Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

aa.
Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.
Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

cc.
Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

dd.
Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ee.
22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(AA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ff.
Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

gg.
Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hh.
22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ii.
Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

jj.
Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

kk.	Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference

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National Integrity AnnuiChoice II	April 2018

to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ll.
Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

mm.
Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

nn.
Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

oo.
Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

pp.
Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.
Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

rr.
Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ss.
Amendment 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

tt.
Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

uu.
Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

vv.
Amendment 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

ww.
Servicing Agreement between The Universal Institutional Funds, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

xx.
Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

yy.
Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.
Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010.

5

National Integrity AnnuiChoice II	April 2018

Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.
Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bbb.
Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ccc.
Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ddd.
Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

eee.
Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

fff.
Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ggg.
Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hhh.
Form of Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

iii.
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

jjj.
Form of Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

kkk.
Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

lll.
Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity Life Insurance Company dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

mmm.Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

nnn.
Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ooo.
Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ppp.
Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated April 24, 2015. Incorporated by reference to Exhibit

6

National Integrity AnnuiChoice II	April 2018

99.8(QQQ) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

qqq.
Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

rrr.
Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

sss.
Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant's Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

ttt.
Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2016.

9.	Opinion and Consent of Mark J. Mahoney, Esq. as to the legality of the securities registered, filed herewith.

10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

13.
Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, James N. Clark, Jo Ann Davidson, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011. Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.
Guarantee from WSLIC to the policyholders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.	Cover letter, filed herewith.

Item 25.    Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Daniel J. Downing	Director, Senior Vice President

Eric C. Fast[1]	Director

Cameron F. MacRae III[2]	Director

Newton Phelps Stokes Merrill[3]	Director

George R. Bunn Jr.[4]	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer

Edward J. Babbitt	Director, Secretary

Daniel J. Downing	Director, Senior Vice President

Lisa B. Fangman	Senior Vice President

Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer

Brendan M. White	Senior Vice President and Co-Chief Investment Officer

Karen A. Chamberlain	Senior Vice President and Chief Information Officer

Kevin L. Howard	Senior Vice President and General Counsel

Daniel W. Harris	Senior Vice President and Chief Actuary

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National Integrity AnnuiChoice II	April 2018

Mark E. Caner	Senior Vice President

James J. Vance	Senior Vice President and Treasurer

D. Todd Henderson	Senior Vice President and Chief Risk Officer

Bradley J. Hunkler	Senior Vice President and Chief Financial Officer

Wade M. Fugate	Vice President and Controller

Bruce W. Maisel	Vice President and Chief Compliance Officer

Terrie A. Wiedenheft	Vice President

Phillip E. King	Vice President and Auditor

Daniel R. Larsen	Vice President

Denise L. Sparks	Vice President

Brian A. Eichhold	Assistant Vice President

Donald P. Myers	Assistant Vice President

Ryan K. Richey	Assistant Vice President

Andrew P. Shull	Assistant Vice President

Jacob C. Steuber	Assistant Vice President

James R. Murray	Assistant Vice President

Robert F. Noschang	Assistant Vice President

Aaron J. Wolf	Assistant Vice President and Chief Underwriter

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rebecca L. Deppen	Manager, Annuity New Business

Sharon Cummings	Licensing Officer

Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1 Principal Business Address: 29 Hillside Road, Greenwich, CT 06830
2 Principal Business Address: 1540 Broadway, New York, NY 10036-4086
3 Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
4 Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.	Persons Controlled by or Under Common Control with National Integrity or Registrant

SEC National Integrity
Affiliate	State	Entity Abb	Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership and operation of real estate
2758 South Main SPE, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	ownership and operation of real estate
309 Holding LLC	DE	LLC	97% owned by W&S Real Estate Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
506 Phelps Holdings, LLC	OH	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
82 Flats, LLC	IN	LLC	64% owned by Flats Apartments Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Airport Exchange Hotel Partners	KY	GP	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	ownership and operation of real estate
Alta Mercer Crossing, LLC	DE	LLC	50% by Wood Mercer Crossing, LLC, 49% by Mercer Crossing Investor Holdings, LLC, and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Alta Stony Point, LLC	DE	LLC	49% owned by Stony Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

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National Integrity AnnuiChoice II	April 2018

Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 35% by Cityscape Apex Louisville, LLC; 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Arvada Kipling Housing Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ascent Plainfield, LLC	IN	LLC	64% owned by Stout Metro Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Autumn Village Apartments, LLC	GA	LLC	100% owned by Country Place Associates	real estate ownership entity(ies)
Axis JV, LLC	KY	LLC	64% owned by 1373 Lexington Road Investor Holdings, LLC; 35% by Cityscape Axis Louisville, LLC; 1% by Eagle	ownership and operation of real estate
Axis Louisville, LLC	KY	LLC	100% owned by Axis JV, LLC	ownership and operation of real estate
Belle Haven Apts, LLC	DE	LLC	Owned 100% by Fore Eagle JV, LLC	real estate ownership entity(ies)
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
BP Summerville Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Brickyard Apartments, LLC	DE	LLC	54% owned by BY Apartment Investor Holdings, LLC	ownership and operation of real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	ownership and operation of real estate
Buckeye Venture Partners, LLC	OH	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	OH	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
BY Apartment Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Canal Senate Apartments, LLC	IN	LLC	100% owned by WSLIC	ownership and operation of real estate
Cape Barnstable Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Carmel Holdings, LLC	OH	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	real estate ownership entity(ies)
Carmel Hotel Investor, LLC	OH	LLC	100% owned by Carmel Holdings, LLC	real estate ownership entity(ies)
Carmel Hotel, LLC	IN	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership and operation of real estate
CCA CBD Cincinnati LLC	OH	LLC	100% owned by 309 Holding, LLC	ownership and operation of real estate
CDC-Baton Rouge, LLC	AL	LLC	59% owned by Baton Rouge Cottages Investor, LLC	ownership and operation of real estate
Centreport Hotel LLC	TX	LLC	75% owned by ERI	ownership and operation of real estate
Centreport Partners LP	TX	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	ownership and operation of real estate
Chattanooga Southside Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Choo Choo Residences, LLC	DE	LLC	49% owned by Chattanooga Southside Apartments Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership interest owned by Columbus Life Insurance Company	real estate ownership entity(ies)

9

National Integrity AnnuiChoice II	April 2018

Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% ERI; 50% by Cleo Investment Partners, LLC	ownership and operation of real estate
Cleveland East Hotel, LLC	OH	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	ownership and operation of real estate
Columbus Life Insurance Company	OH	Corp	100% owned by WSLIC
Concorde Circle Apartments, LLC	DE	LLC	49% owned by W&S; 50% by SCH 107 Concorde, L.P.; and 1% by Eagle	ownership and operation of real estate
Country Place Associates	OH	GP	90% owned by WS Country Place GP, LLC; 10% owned by ERI	real estate ownership entity(ies)
Countryside-Alexander Investments, LLC	FL	LLC	69% Golf Countryside Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Cove Housing Investor Holdings, LLC	OH	LLC	98% W&S Real Estate Holdings, LLC and 2% Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC (W&S); 33% by MF Crabtree Partners, LTD.; 7% MF CTGP, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Cranberry NP Hotel Company, LLC	PA	LLC	74% owned by NP Cranberry Hotel Investor LLC; 1% owned by Eagle Realty Investments, Inc.; and 25% owned by third party developer	ownership and operation of real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments Investors, LLC	DE	LLC	59% owned by MC Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	ownership and operation of real estate
Dallas City Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Day Hill Road Land LLC	CT	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% owned by Daybreak Parkway Land Partners, LLC	ownership and operation of real estate
Daybreak Parkway Land Partners, LLC	DE	LLC	64% owned by Crossings Apartments Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 35% owned by third party developer	real estate ownership entity(ies)
Delco Lofts, LLC	OH	LLC	99% owned by Patterson at First Investor Holdings, LLC	ownership and operation of real estate
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings; 1% ERI; 49.9% Briar Meadow at Dunvale, LT; and .1% BMD-GP, LLC	ownership and operation of real estate
Dublin Hotel LLC	OH	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	ownership and operation of real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Dwell at Legacy, LLC	TX	LLC	50% owned by Sonterra Legacy Investor Holdings, LLC; 49.9% by Dwell at Legacy Investors, LLC; and .1% by SAH GP, LLC	ownership and operation of real estate
Eagle Realty Capital Partners, LLC	OH	LLC	100% Eagle Realty Group, LLC	investment advisor
Eagle Realty Group, LLC	OH	LLC	100% owned by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% owned by Eagle Realty Group, LLC	real estate ownership entity(ies)
Eagle Rose Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

10

National Integrity AnnuiChoice II	April 2018

Eagle Rose Land Partners, LLC	DE	LLC	wned by Allstate Insurance Company (65%), Eagle Rose Apartment Holdings, LLC (24%), Eagle Rose Manager LLC (10%), and Eagle Realty Investments, Inc. (1%)	real estate ownership entity(ies)
Eagle Rose Owner, LLC	DE	LLC	100% owned by Eagle Rose Land Partners, LLC	ownership and operation of real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529% by Eagle Realty Investments, Inc.; 17.0630% by Hubert Family, LLC; and 5.2895% by Sweet Gum Capital II, LLC.	real estate ownership entity(ies)
Elan Dallas City Lights GP, LLC	DE	LLC	100% owned by Elan Dallas City Lights, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Limited Partner, LP	DE	LLC	100% by Elan Dallas City Lights, LLC; 0% by Elan Dallas City Lights GP, LLC	real estate ownership entity(ies)
Elan Dallas City Lights Owner, LP	DE	LP	99% owned by Elan Dallas City Lights Limited Partner, LP; 1% owned by Elan Dallas City Lights GP, LLC	ownership and operation of real estate
Elan Dallas City Lights, LLC	DE	LLC	59% owned by Dallas City Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 40% owned by third-party partner entity (GS Dallas City Lights Holdings, LLC)	real estate ownership entity(ies)
Elan Galleria Investment, LLC	OH	LLC	100% owned by Galleria Investor Holdings, LLC	real estate ownership entity(ies)
Elan Kennedy Flats, LLC	DE	LLC	59% owned by One Kennedy Housing Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 40% by GS Kennedy Flats Holdings, LLC (a third party developer)	ownership and operation of real estate
EMF DT SA, LLC (2017) (Encore River Walk)	DE	LLC	100% owned by EMF River Walk Investments, LLC	ownership and operation of real estate
EMF River Walk Investments, LLC	DE	LLC	54% owned by South Flores Housing Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 30% by third party developer	real estate ownership entity(ies)
Flats Crossing Investment, LLC	OH	LLC	100% owned by Flats Apartments Investor Holdings, LLC	real estate ownership entity(ies)
Fore Eagle JV, LLC	DE	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 30% by third party developer	real estate ownership entity(ies)
Forsyth Halcyon AA Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% owned by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Master Fund LP	Cayman Isles	LP	Fort Washington Global Alpha GP LLC is the GP, Fort Washington Global Alpha Domestic Fund LP is a limited partner	hedge fund
Fort Washington Global Alpha SLP LLC	DE	LLC	50% owned by FWIA; 50% owned by Patrol Advisory Services (unaffiliated)	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund

11

National Integrity AnnuiChoice II	April 2018

Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% owned by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	general partner is FWPEI IX GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	General Partner is FWPEI IX GP, LLC and WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	general partner is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	general partner is FWPEI VII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	general partner is FWPEI VIII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	General Partner is FWPEI VIII GP, LLC and WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	General Partner is FWPEO III GP, LLC and WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
FWPEI IX GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% owned by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
FWPEO III GP, LLC	DE	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

12

National Integrity AnnuiChoice II	April 2018

Galveston Summerbrooke Apts., LLC	TX	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Gateway at Arvada Ridge, LLC	DE	LLC	35.39% owned by Arvada Kipling Housing Holdings, LLC and 0.72% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Golf Countryside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Golf Sabal Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Greenwood Reserve Apartments, LLC	KS	LLC	64% owned by Olathe Apartments Investor Holdings, LLC; 35% owned by Cityscape Greenwood, LLC; and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Grelot Cody Apartments, LLC	OH	LLC	100% owned by Vinings Trace, LLC	real estate ownership entity(ies)
GS Beach Club, LLC	DE	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entity(ies)
GS McFarland AA Apartments, LLC	DE	LLC	49% owned by Forsyth Halcyon AA Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.
GS Yorktown Apartments, LP	DE	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
IFS Financial Services, Inc. (IFS)	OH	Corp	100% owned by Western-Southern Life Assurance Company (WSLAC)	real estate ownership entity(ies)
Insurance Profillment Solutions, LLC	OH	LLC	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company (ILIC)	OH	Corp	100% owned by WSLIC
IR Mall Associates, Ltd.	FL	LP	49.50% owned by WSLIC	ownership and operation of real estate
IR Mall Company, L.C.	FL	LLC	50% owned by ERI	ownership and operation of real estate
Jacksonville Salisbury Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
JLB Southpark Apartments LLC	DE	LLC	49% owned by SP Charlotte Apts Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 50% owned by third-party partner entity (JLB Southpark Apartments Management LLC)	ownership and operation of real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC (WS); 35% MF LC Grand Partners Ltd; 5% MF LCGP, LLC; and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
LaFrontera Hotel LLC	TX	LLC	75% owned by ERI	ownership and operation of real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
LeRoy Glen Investment, LLC	OH	LLC	100% owned by The Western and Southern Life Insurance Company	real estate ownership entity(ies)
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
LLIA, Inc.	OH	Corp	100% owned by The Lafayette Life Insurance Company	general insurance agency
Lookout Corporate Center	KY	JVGP	50% owned by WS Lookout GP, LLC	ownership and operation of real estate

13

National Integrity AnnuiChoice II	April 2018

Lorraine Senior Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% ERG; 40% Fore Lugano, LLC	ownership and operation of real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	ownership and operation of real estate
Main Hospitality Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Mercer Crossing Investor Holdings, LLC	OH	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	real estate ownership entity(ies)
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and Eagle Realty Investments, Inc. 2%	real estate ownership entity(ies)
Miller Creek Residences, LLC	DE	LLC	100% owned by Miller Creek Associates, LLC	real estate ownership entity(ies)
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% ERI; 50% THC Dallas Midtown Park, LLC	real estate ownership entity(ies)
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	ownership and operation of real estate
NE Emerson Edgewood, LLC	IN	LLC	60% owned by The Lafayette Life Insurance Company and 40% by a third party.	real estate ownership entity(ies)
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Pittsburgh Hotel LLC	PA	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	ownership and operation of real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	ownership and operation of real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
NP Cranberry Hotel Investor, LLC	OH	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	real estate ownership entity(ies)
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
OTR Housing Associates, L.P.	OH	LP	98% owned by WSLIC; 1% owned by ERI	ownership and operation of real estate
OTR Redevelopment Group, LLC	OH	LLC	100% owned by OTR Walnut Housing, Ltd.	real estate ownership entity(ies)
OTR Transitional Housing, L.P.	OH	LP	99% owned by WSLIC	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% owned by ERI	ownership and operation of real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Park Avenue Lofts, LLC	CO	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Parkside Residences, LLC	DE	LLC	54% owned by Railroad Parkside Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 45% by Parkside Investment Partners, LLC (a third party developer)	ownership and operation of real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% owned by Integrity Life Insurance Company	real estate ownership entity(ies)

14

National Integrity AnnuiChoice II	April 2018

Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% ERG; 50% THC Perimeter, LLC	real estate ownership entity(ies)
Perimeter Project Owner, LLC	DE	LLC	100% Perimeter Development Holdings, LLC	ownership and operation of real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Holding Company, LLC	DE	LLC	69% owned by Pleasanton Hotel Investor Holdings, 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Pleasanton Project Owner, LLC	DE	LLC	100% owned by Pleasanton Hotel Holdings	ownership and operation of real estate
Portiva Residences, LLC	DE	LLC	49% Jacksonville Salisbury Apartment Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
Prairie Lakes Apartments, LLC	IN	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entity(ies)
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	ownership and operation of real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; 35% by third party developer	real estate ownership entity(ies)
Price Road Hotel LLC	DE	LLC	64% owned by Price Willis Lodging Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Price Willis Lodging Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Queen City Square Development I, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% owned to WSLIC; .25% ERI	ownership and operation of real estate
R4 Housing Partners V LP	DE	LP	9.3% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
R4 Housing Partners VI LP	DE	LP	16.7% limited partnership interest owned by The Lafayette Life Insurance Company	real estate ownership entity(ies)
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% owned by the Western and Southern Life Insurance Company	real estate ownership entity(ies)
Revel Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Ridge at Robinson Apartments, LLC	DE	LLC	59% owned by Settlers Ridge Robinson Investor Holdings, LLC; 40% by Fore Robinson PA, LLC; and 1% by Eagle	ownership and operation of real estate
Ridgegate Commonwealth Apartments, LLC	CO	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entity(ies)
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% owned by Russell Bay Land Partners LLC	ownership and operation of real estate
Russell Bay Land Partners LLC	DE	LLC	88.6289% owned by Russell Bay Apartment Holdings, LLC; 1.38% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)

15

National Integrity AnnuiChoice II	April 2018

Sabal-Alexander Investments, LLC	FL	LLC	69% Golf Sabal Investor Holdings, LLC and 1% Eagle Realty Investments, Inc.	ownership and operation of real estate
San Tan Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
Shelbourne Campus Properties, LLC	DE	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Shelbourne Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	real estate ownership entity(ies)
Shelbourne Housing Investor, LLC	OH	LLC	100% owned by Shelbourne Holdings, LLC	real estate ownership entity(ies)
Siena Medical District, LLC	DE	LLC	100% owned by FDC Siena JV, LLC	real estate ownership entity(ies)
Sixth and Race Development, LLC	OH	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	ownership and operation of real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC, 40% by SK Arbor Lakes Limited Partnership II, LLP, 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Skye at Arbor Lakes, LLC	DE	LLC	69% owned by Skye Apartments Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.; 30% owned by third-party partner entity (SK Arbor Lakes Limited Partnership)	real estate ownership entity(ies)
Skye at Maple Grove II, LLC	DE	LLC	100% owned by Sky at Arbor Lakes II, LLC	real estate ownership entity(ies)
Skye at Maple Grove, LLC	DE	LLC	100% owned by Skye at Arbor Lakes, LLC	ownership and operation of real estate
Skyport Hotel LLC	KY	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	ownership and operation of real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (Eagle Realty Group, LLC, Trustee)	real estate ownership entity(ies)
South Flores Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% by Eagle Realty Investments, Inc.	ownership and operation of real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 50% by Village Green Holdings, LLC; 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
SPX Holding LLC	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% owned by W&SFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Sundance Hotel Investor, LLC	OH	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entity(ies)
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc; 35% owned by third party developer	real estate ownership entity(ies)

16

National Integrity AnnuiChoice II	April 2018

Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove Apartments, LLC	DE	LLC	49% owned by Cove Housing Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Cove JV, LLC	DE	LLC	100% owned by The Cove Apartments, LLC	real estate ownership entity(ies)
The Flats at San Tan, LLC	TX	LLC	49% owned by San Tan Investor Holdings, LLC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
The Lafayette Life Insurance Company	OH	Corp	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% owned by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% owned by IFS Financial Services, Inc.	securities broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Trevi Fee Owner, LLC	DE	LLC	100% Trevi Land Partners, LLC	ownership and operation of real estate
Trevi Land Partners, LLC	DE	LLC	64% Trevi Apartment Holdings, LLC; 1% ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	ownership and operation of real estate
Uptown Denver Apartments, LLC	DE	LLC	49% owned by East Denver Investor Holdings, LLC; 1% by Eagle Realty Investments, Inc.; and 50% by CoCH 103 Uptown, L.P. (a third party developer)	ownership and operation of real estate
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% owned by Frontage Lodging Investor Holdings, LLC; 1 % by Eagle Realty Investments, Inc.; and 25% by PH Vail Hotel Owner, LLC (a third-party developer)	real estate ownership entity(ies)
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	ownership and operation of real estate
Vernazza Apartments, LLC	DE	LLC	54% owned by Vernazza Housing Investor Holdings and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Vinings Trace, LLC	IN	LLC	99% owned by WSLIC, 1% owned by ERI	ownership and operation of real estate
Vulcan Hotel LLC	AL	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	ownership and operation of real estate
W Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
W Flats Residences, LLC	DE	LLC	66.5% owned by W Apts Investor Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	ownership and operation of real estate
W&S Brokerage Services, Inc.	OH	Corp	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% owned by WSLAC	general insurance agency

17

National Integrity AnnuiChoice II	April 2018

W&S Real Estate Holdings, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
West Crescent Venture Partners LLC	DE	LLC	owned 50% by West Crescent Realty Partners LLC, 49% by Revel Investor Holdings, LLC, and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Western & Southern Agency, Inc.	OH	Corp	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	OH	NP Corp		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% owned by WSLIC
Windsor Hotel LLC	CT	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	ownership and operation of real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% owned by Eagle Realty Group, LLC, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	real estate ownership entity(ies)
WL Apartment Holdings, LLC	OH	LLC	98% owned by W&S Real Estate Holdings and 2% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WL Houston Parkway, LLC	TX	LLC	55% owned by WL Apartment Holdings and 1% by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
Wright Executive Hotel Limited Partners	OH	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	real estate ownership entity(ies)
WS Airport Exchange GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Country Place GP, LLC	OH	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entity(ies)
WS Lookout JV, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
WS Wright Hotel GP, LLC	OH	LLC	100% owned by WSLIC	real estate ownership entity(ies)
WSA Commons, LLC	GA	LLC	50% owned by WSLIC	ownership and operation of real estate
WSALD CEH, LLC	OH	LLC	50% owned by WSLIC	real estate ownership entity(ies)
WSALD NPH, LLC	OH	LLC	50% owned by WSLIC; 1% owned by Eagle Realty Investments, Inc.	real estate ownership entity(ies)
WSFG WG Aurora IL, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate
WSFG WG Holding RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Providence RI, LLC	OH	LLC	100% owned by Country Place Associates	ownership and operation of real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% owned by Vinings Trace, LLC	ownership and operation of real estate

18

National Integrity AnnuiChoice II	April 2018

WSL Partners, L.P.	DE	LP	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Cincinnati LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Columbus LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Dallas LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Hartford LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Holdings LLC	DE	LLC	24.49% owned by WSLIC	real estate ownership entity(ies)
WSLR LLC	DE	LLC	100% owned by WSLR Holdings LLC	real estate ownership entity(ies)
WSLR Skyport LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)
WSLR Union LLC	OH	LLC	100% owned by WSLR LLC	real estate ownership entity(ies)

Item 27.    Number of Contract Owners

As of March 2, 2018, 405 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:
To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:
(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;
(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and
(c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)        Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

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National Integrity AnnuiChoice II	April 2018

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

Stephen C. Owen	Senior Vice President

James J. Vance	Senior Vice President and Treasurer

Jeffrey T. Herman	Vice President

Sharon L. Karp	Vice President

Daniel R. Larsen	Vice President

Todd M. Nuss	Vice President

Patricia J. Wilson	Vice President

Thomas A. Shoemake	Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Sarah Sparks Herron	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c) Not applicable.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings

The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights

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National Integrity AnnuiChoice II	April 2018

under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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National Integrity AnnuiChoice II	April 2018

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this April 17, 2018.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

National Integrity AnnuiChoice II	April 2018

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 17, 2018.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 17, 2018

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 17, 2018

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 17, 2018

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 17, 2018	April 17, 2018
/s/ Edward J. Babbitt	/s/ Jonathan D. Niemeyer
Edward J. Babbitt	Jonathan D. Niemeyer
April 17, 2018	April 17, 2018
/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 17, 2018	April 17, 2018

National Integrity AnnuiChoice II	April 2018

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this April 17, 2018.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 17, 2018

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 17, 2018

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 17, 2018

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for Jo Ann Davidson
April 17, 2018
April 17, 2018

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for James N. Clark	Bradley J. Hunkler, Attorney-in-Fact for George H. Walker, III
April 17, 2018	April 17, 2018

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for Thomas L. Williams
April 17, 2018